UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03836
ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ	07311

(Address of principal executive offices)	(Zip code)
John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(201) 324-6414

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

Item 1. Reports to Stockholders

Anchor Series Trust

Semi-Annual Report

June 30, 2011

Table of Contents

Shareholder Letter	1
Expense Example	2
Money Market Portfolio	5
Government and Quality Bond Portfolio	7
Asset Allocation Portfolio	15
Growth and Income Portfolio	32
Growth Portfolio	36
Capital Appreciation Portfolio	40
Natural Resources Portfolio	44
Multi-Asset Portfolio	47
Strategic Multi-Asset Portfolio	53
Statement of Assets and Liabilities	62
Statement of Operations	64
Statement of Changes in Net Assets	66
Notes to Financial Statements	70
Approval of Advisory Agreements	85
Financial Highlights	90

Dear Anchor Series Trust Investor:

We are pleased to present our semiannual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended June 30, 2011. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

Jay Wintrob
Chief Executive Officer
SunAmerica Annuity and Life Assurance Company
First SunAmerica Life Insurance Company

August 8, 2011

Note:  All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

An investment in the Portfolios is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Anchor Series Trust Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio’s returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer’s ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

ANCHOR SERIES TRUST EXPENSE EXAMPLE	June 30, 2011 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2011 and held until June 30, 2011. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2011” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2011” column and the “Expense Ratio as of June 30, 2011” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2011” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2011” column and the “Expense Ratio as of June 30, 2011” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2011” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

ANCHOR SERIES TRUST EXPENSE EXAMPLE (continued)	June 30, 2011 (unaudited)

	Actual			Hypothetical
					Ending Account
					Value Using a
	Beginning	Ending Account	Expenses Paid	Beginning	Hypothetical	Expenses
	Account	Value Using	During the Six	Account	5% Assumed	Paid During the	Expense
	Value at	Actual Return at	Months Ended	Value at	Return at	Six Months Ended	Ratio as of
	January 1,	June 30,	June 30,	January 1,	June 30,	June 30,	June 30,
Portfolio	2011	2011	2011*	2011	2011	2011*	2011

Money Market Portfolio
Class 1#	$1,000.00	$1,000.05	$0.89	$1,000.00	$1,023.90	$0.90	0.18%
Government and Quality Bond Portfolio
Class 1	$1,000.00	$1,023.89	$3.01	$1,000.00	$1,021.82	$3.01	0.60%
Class 2	$1,000.00	$1,022.58	$3.76	$1,000.00	$1,021.08	$3.76	0.75%
Class 3	$1,000.00	$1,021.96	$4.26	$1,000.00	$1,020.58	$4.26	0.85%
Asset Allocation Portfolio@
Class 1	$1,000.00	$1,045.15	$3.90	$1,000.00	$1,020.98	$3.86	0.77%
Class 2	$1,000.00	$1,044.49	$4.66	$1,000.00	$1,020.23	$4.61	0.92%
Class 3	$1,000.00	$1,043.81	$5.22	$1,000.00	$1,019.69	$5.16	1.03%
Growth and Income Portfolio@
Class 1	$1,000.00	$1,023.72	$7.88	$1,000.00	$1,017.01	$7.85	1.57%
Growth Portfolio@
Class 1	$1,000.00	$1,033.24	$3.98	$1,000.00	$1,020.88	$3.96	0.79%
Class 2	$1,000.00	$1,032.29	$4.74	$1,000.00	$1,020.13	$4.71	0.94%
Class 3	$1,000.00	$1,031.87	$5.24	$1,000.00	$1,019.64	$5.21	1.04%
Capital Appreciation Portfolio@
Class 1	$1,000.00	$1,095.56	$3.95	$1,000.00	$1,021.03	$3.81	0.76%
Class 2	$1,000.00	$1,094.77	$4.73	$1,000.00	$1,020.28	$4.56	0.91%
Class 3	$1,000.00	$1,094.09	$5.24	$1,000.00	$1,019.79	$5.06	1.01%
Natural Resources Portfolio@
Class 1	$1,000.00	$998.60	$4.11	$1,000.00	$1,020.68	$4.16	0.83%
Class 2	$1,000.00	$997.89	$4.85	$1,000.00	$1,019.93	$4.91	0.98%
Class 3	$1,000.00	$997.18	$5.35	$1,000.00	$1,019.44	$5.41	1.08%
Multi-Asset Portfolio@
Class 1	$1,000.00	$1,022.95	$6.92	$1,000.00	$1,017.95	$6.90	1.38%
Strategic Multi-Asset Portfolio@
Class 1	$1,000.00	$1,037.81	$8.24	$1,000.00	$1,016.71	$8.15	1.63%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days in the period divided by 365. These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#	During the stated period, the investment adviser and distributor waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2011” and the “Expense Ratios” would have been higher.

@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows: (see next page)

ANCHOR SERIES TRUST EXPENSE EXAMPLE (continued)	June 30, 2011 (unaudited)

	Actual			Hypothetical
					Ending Account
					Value Using a
	Beginning	Ending Account	Expenses Paid	Beginning	Hypothetical	Expenses
	Account	Value Using	During the Six	Account	5% Assumed	Paid During the	Expense
	Value at	Actual Return at	Months Ended	Value at	Return at	Six Months Ended	Ratio as of
	January 1,	June 30,	June 30,	January 1,	June 30,	June 30,	June 30,
Portfolio	2011	2011	2011*	2011	2011	2011*	2011

Asset Allocation Portfolio
Class 1	$1,000.00	$1,045.15	$3.90	$1,000.00	$1,020.98	$3.86	0.77%
Class 2	$1,000.00	$1,044.49	$4.66	$1,000.00	$1,020.23	$4.61	0.92%
Class 3	$1,000.00	$1,043.81	$5.22	$1,000.00	$1,019.69	$5.16	1.03%
Growth and Income Portfolio
Class 1	$1,000.00	$1,023.72	$7.88	$1,000.00	$1,017.01	$7.85	1.57%
Growth Portfolio
Class 1	$1,000.00	$1,033.24	$3.98	$1,000.00	$1,020.88	$3.96	0.79%
Class 2	$1,000.00	$1,032.29	$4.74	$1,000.00	$1,020.13	$4.71	0.94%
Class 3	$1,000.00	$1,031.87	$5.24	$1,000.00	$1,019.64	$5.21	1.04%
Capital Appreciation Portfolio
Class 1	$1,000.00	$1,095.56	$3.95	$1,000.00	$1,021.03	$3.81	0.76%
Class 2	$1,000.00	$1,094.77	$4.73	$1,000.00	$1,020.28	$4.56	0.91%
Class 3	$1,000.00	$1,094.09	$5.24	$1,000.00	$1,019.79	$5.06	1.01%
Natural Resources Portfolio
Class 1	$1,000.00	$998.60	$4.11	$1,000.00	$1,020.68	$4.16	0.83%
Class 2	$1,000.00	$997.89	$4.85	$1,000.00	$1,019.93	$4.91	0.98%
Class 3	$1,000.00	$997.18	$5.35	$1,000.00	$1,019.44	$5.41	1.08%
Multi-Asset Portfolio
Class 1	$1,000.00	$1,022.95	$6.92	$1,000.00	$1,017.95	$6.90	1.38%
Strategic Multi-Asset Portfolio
Class 1	$1,000.00	$1,037.81	$8.24	$1,000.00	$1,016.71	$8.15	1.63%

Anchor Series Trust Money Market Portfolio
PORTFOLIO PROFILE — June 30, 2011 — (unaudited)

Industry Allocation*

U.S. Government Agencies	69.8%
Repurchase Agreements	20.4
Commercial Banks	9.3
Diversified Banking Institutions	0.7

100.2%

Weighted average days to maturity	35.1

*	Calculated as a percentage of net assets

Credit Quality†#

Government — Agency	69.6%
A-1+	5.3
A-1	4.8
Not Rated@	20.3

100.0%

@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard & Poor’s
#	Calculated as percentage of total debt issues.

Anchor Series Trust Money Market Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited)

	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 79.8%
Certificates of Deposit — 8.1%
Bank of Montreal 0.12% due 07/01/11	$200,000	$200,000
Bank of Nova Scotia 0.06% due 07/05/11	200,000	200,000
Canadian Imperial Bank of Commerce FRS 0.29% due 07/12/11	100,000	100,000
Toronto-Dominion Bank FRS 0.26% due 10/28/11	100,000	100,000

Total Certificates of Deposit (amortized cost $600,000)		600,000

U.S. Corporate Bonds & Notes — 1.9%
Goldman Sachs Group, Inc. 6.60% due 01/15/12	50,000	51,560
Wells Fargo & Co. FRS 0.36% due 01/24/12	50,000	50,026
Wells Fargo & Co. 5.30% due 08/26/11	42,000	42,313

Total U.S. Corporate Bonds & Notes (amortized cost $143,899)		143,899

U.S. Government Agencies — 69.8%
Federal Home Loan Bank 0.10% due 07/13/11	700,000	699,977
0.30% due 01/10/12	100,000	99,839
Federal Home Loan Mtg. Corp. 0.07% due 07/11/11	125,000	124,998
0.10% due 07/06/11	1,000,000	999,986
0.10% due 10/24/11	820,000	819,751
0.14% due 07/18/11	150,000	149,990
0.15% due 10/17/11	450,000	449,797
Federal National Mtg. Assoc. 0.07% due 08/08/11	300,000	299,978
0.10% due 07/01/11	350,000	350,000

	Principal	Value
Security Description	Amount	(Note 2)

U.S. Government Agencies (continued)
0.10% due 07/13/11	$220,000	$219,993
0.10% due 08/22/11	696,000	695,899
0.25% due 07/21/11	245,000	244,966

Total U.S. Government Agencies (amortized cost $5,155,174)		5,155,174

Total Short-Term Investment Securities — 79.8%
(amortized cost $5,899,073)		5,899,073

REPURCHASE AGREEMENTS — 20.4%
Bank of America Securities LLC Joint Repurchase Agreement(1)	120,000	120,000
Barclays Capital PLC Joint Repurchase Agreement(1)	260,000	260,000
BNP Paribas SA Joint Repurchase Agreement(1)	260,000	260,000
Deutsche Bank AG Joint Repurchase Agreement(1)	280,000	280,000
Royal Bank Of Scotland Joint Repurchase Agreement(1)	260,000	260,000
UBS Securities LLC Joint Repurchase Agreement(1)	325,000	325,000

Total Repurchase Agreements (amortized cost $1,505,000)		1,505,000

TOTAL INVESTMENTS (amortized cost $7,404,073)(2)	100.2%	7,404,073
Liabilities in excess of other assets	(0.2)	(18,341)

NET ASSETS	100.0%	$7,385,732

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.
FRS — Floating Rate Securities
The rates shown on FRS are the current interest rates at June 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 2):

	Level 1 – Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Short-Term Investment Securities:
Certificates of Deposit	$—	$600,000	$—	$600,000
U.S. Corporate Bonds & Notes	—	143,899	—	143,899
U.S. Government Agencies	—	5,155,174	—	5,155,174
Repurchase Agreements	—	1,505,000	—	1,505,000

Total	$—	$7,404,073	$—	$7,404,073

See Notes to Financial Statements

Anchor Series Trust Government & Quality Bond Portfolio
PORTFOLIO PROFILE — June 30, 2011 — (unaudited)

Industry Allocation*

Repurchase Agreements	22.6%
Federal National Mtg. Assoc.	21.0
United States Treasury Notes	18.4
Federal Home Loan Mtg. Corp.	17.7
Diversified Financial Services	7.4
Diversified Banking Institutions	5.4
Government National Mtg. Assoc.	4.5
United States Treasury Bonds	3.4
Municipal Bonds & Notes	2.8
Federal Home Loan Bank	2.4
Sovereign Agency	1.3
Banks-Commercial	1.2
Schools	1.1
Telephone-Integrated	1.1
Regional Authority	1.0
Transport-Services	1.0
Finance-Other Services	0.9
Banks-Super Regional	0.9
Oil Companies-Integrated	0.9
Retail-Discount	0.8
Finance-Investment Banker/Broker	0.8
Electric-Integrated	0.7
Medical-Drugs	0.7
Telecom Services	0.5
Insurance-Life/Health	0.5
Diversified Manufacturing Operations	0.5
Special Purpose Entities	0.4
Electric-Distribution	0.4
Computers	0.4
Insurance-Multi-line	0.3
Medical Labs & Testing Services	0.3
Medical-Biomedical/Gene	0.3
Sovereign	0.3
Airlines	0.2
Finance-Commercial	0.2
Banks-Money Center	0.2
Electric-Generation	0.1
Finance-Consumer Loans	0.1

122.7%

*	Calculated as a percentage of net assets

Credit Quality+#

Government — Agency	43.9%
Government — Treasury	21.8
AAA	12.3
AA	6.7
A	12.9
BBB	0.2
Not Rated@	2.2

100.00%

@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

+	Source: Standard and Poor’s

#	Calculated as a percentage of total debt issues, excluding short-term securities.

Anchor Series Trust Government & Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited)

	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES — 4.5%
Diversified Financial Services — 4.5%
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/40(1)	$5,000,000	$5,223,142
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A6 4.83% due 11/11/41(1)	5,000,000	5,359,577
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2006-PW11, Class A4 5.45% due 03/11/39(1)	3,870,000	4,231,656
Citibank Credit Card Issuance Trust Series 2007-A8, Class A8 5.65% due 09/20/19	4,975,000	5,713,106
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.22% due 07/15/44(1)	4,700,000	5,110,649
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.75% due 06/10/46(1)	4,500,000	4,984,855
DBUBS Mtg. Trust Series 2011-LC1A, Class A1 3.74% due 11/10/46(1)*	3,177,283	3,249,754
Harley-Davidson Motorcycle Trust Series 2006-3, Class A4 5.22% due 06/15/13	652,739	654,182
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.36% due 10/20/28*	191,584	198,186
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)	4,700,000	5,061,954
USAA Auto Owner Trust Series 2008-1, Class A4 4.50% due 10/15/13	2,933,468	2,969,297
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C20, Class A7 5.12% due 07/15/42(1)	4,650,000	5,049,530

Total Asset Backed Securities (cost $44,325,340)		47,805,888

U.S. CORPORATE BONDS & NOTES — 20.1%
Airlines — 0.2%
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	2,427,222	2,645,672

Banks-Money Center — 0.2%
Deutsche Bank Financial LLC Bank Guar. Notes 5.38% due 03/02/15	2,100,000	2,236,397

	Principal	Value
Security Description	Amount	(Note 2)

Banks-Super Regional — 0.9%
US Bancorp Senior Sub. Debentures 7.50% due 06/01/26	$400,000	$496,563
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	3,000,000	3,215,595
Wachovia Corp. Senior Notes 5.75% due 06/15/17	5,000,000	5,559,300

		9,271,458

Computers — 0.4%
Hewlett-Packard Co. Senior Notes 4.30% due 06/01/21	4,000,000	4,039,108

Diversified Banking Institutions — 4.9%
Bank of America Corp. FDIC Guar. Notes 3.13% due 06/15/12	9,000,000	9,246,078
Bank of America Corp. Senior Notes 5.88% due 01/05/21	1,400,000	1,469,265
Bank of America Corp. Senior Notes 7.63% due 06/01/19	4,000,000	4,633,568
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	5,335,000	5,892,262
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	3,000,000	3,303,690
Citigroup, Inc. Senior Notes 8.13% due 07/15/39	260,000	325,356
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	2,500,000	2,646,595
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	4,000,000	4,353,372
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	2,720,000	2,719,954
JPMorgan Chase & Co. Senior Notes 3.70% due 01/20/15	3,500,000	3,639,324
JPMorgan Chase & Co. Notes 4.95% due 03/25/20	2,000,000	2,065,934
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	4,495,000	4,857,513
Morgan Stanley Senior Notes 5.45% due 01/09/17	7,000,000	7,402,675

		52,555,586

Anchor Series Trust Government & Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Diversified Financial Services — 2.9%
General Electric Capital Corp. FDIC Guar. Notes 2.00% due 09/28/12	$9,795,000	$9,976,903
General Electric Capital Corp. FDIC Guar. Notes 2.25% due 03/12/12	10,000,000	10,143,730
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	6,000,000	5,931,234
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	5,000,000	5,555,260

		31,607,127

Electric-Integrated — 0.7%
Consolidated Edison Co. of New York, Inc. Senior Notes 5.30% due 12/01/16	1,770,000	2,014,460
Duke Energy Carolinas LLC 1st. Refunding Mtg. Bonds 5.25% due 01/15/18	645,000	719,971
PECO Energy Co. 1st Refunding Mtg. Bonds 5.35% due 03/01/18	1,510,000	1,683,168
Public Service Co. of Colorado 1st Mtg. Notes 5.13% due 06/01/19	2,995,000	3,294,078

		7,711,677

Finance-Commercial — 0.2%
Caterpillar Financial Services Corp. Notes 2.75% due 06/24/15	2,250,000	2,321,501

Finance-Consumer Loans — 0.1%
John Deere Capital Corp. Senior Notes 2.95% due 03/09/15	755,000	786,086

Finance-Investment Banker/Broker — 0.5%
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	4,900,000	5,197,881

Finance-Other Services — 0.9%
NYSE Euronext Senior Notes 4.80% due 06/28/13	3,925,000	4,196,751
Private Export Funding Corp. Government Guar. Notes 2.25% due 12/15/17	5,960,000	5,834,712

		10,031,463

Insurance-Life/Health — 0.5%
John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/24*	5,000,000	5,550,965

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 5.00% due 06/15/15	3,030,000	3,305,830

	Principal	Value
Security Description	Amount	(Note 2)

Medical Labs & Testing Services — 0.3%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	$2,500,000	$2,880,402

Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 5.70% due 02/01/19	2,500,000	2,831,278

Medical-Drugs — 0.7%
Merck & Co., Inc. Senior Notes 5.13% due 11/15/11	4,000,000	4,070,956
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	2,500,000	2,924,382

		6,995,338

Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	1,100,000	1,134,762
ConocoPhillips Company Guar. Notes 4.40% due 05/15/13	3,250,000	3,467,032

		4,601,794

Retail-Discount — 0.8%
Target Corp. Senior Notes 5.38% due 05/01/17	3,000,000	3,428,157
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/20	5,000,000	4,913,585

		8,341,742

Schools — 1.1%
President and Fellows of Harvard College Bonds 6.30% due 10/01/37	5,000,000	5,470,450
Stanford University Debentures 6.88% due 02/01/24	5,000,000	6,246,050

		11,716,500

Sovereign Agency — 0.8%
Tennessee Valley Authority Senior Notes 4.63% due 09/15/60	9,400,000	8,814,963

Special Purpose Entity — 0.4%
Postal Square LP U.S. Government Guar. Notes 8.95% due 06/15/22	3,332,500	4,364,175

Telecom Services — 0.5%
Bellsouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/95	430,000	451,218
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	5,000,000	5,289,495

		5,740,713

Anchor Series Trust Government & Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Telephone-Integrated — 1.1%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	$3,040,000	$3,245,008
AT&T, Inc. Senior Notes 6.80% due 05/15/36	950,000	1,062,143
BellSouth Corp. Senior Notes 6.55% due 06/15/34	4,865,000	5,234,560
Verizon Communications, Inc. Senior Notes 4.35% due 02/15/13	1,735,000	1,826,199

		11,367,910

Transport-Services — 1.0%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	3,145,595	3,611,798
United Parcel Service of America, Inc. Senior Notes Series MTNA 8.38% due 04/01/20	5,000,000	6,746,470

		10,358,268

Total U.S. CORPORATE BONDS & NOTES
(cost $204,233,015)		215,273,834

FOREIGN CORPORATE BONDS & NOTES — 3.5%
Banks-Commercial — 1.2%
Barclays Bank PLC Senior Notes 2.38% due 01/13/14	1,400,000	1,416,626
Credit Suisse New York Senior Notes 3.50% due 03/23/15	2,435,000	2,510,556
Nordea Bank AB Senior Notes 3.70% due 11/13/14*	1,645,000	1,721,038
Rabobank Nederland NV Senior Notes 3.20% due 03/11/15*	3,500,000	3,620,873
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/20*	3,000,000	3,149,883

		12,418,976

Diversified Banking Institutions — 0.5%
UBS AG Senior Notes 2.25% due 01/28/14	5,000,000	5,052,280

Diversified Manufacturing Operations — 0.5%
Siemens Financieringsmaatschappij NV Company Guar. Notes 5.75% due 10/17/16*	4,725,000	5,436,538

Electric-Distribution — 0.4%
Hydro-Quebec Local Government Guar. Debentures Series HY 8.40% due 01/15/22	3,000,000	4,137,993

	Principal	Value
Security Description	Amount	(Note 2)

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/16*	$1,385,000	$1,499,263

Finance-Investment Banker/Broker — 0.3%
CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/19*	2,900,000	2,969,791

Oil Companies-Integrated — 0.5%
Shell International Finance BV Company Guar. Notes 3.10% due 06/28/15	3,000,000	3,135,291
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/20	2,625,000	2,758,297

		5,893,588

Total Foreign Corporate Bonds & Notes
(cost $34,439,329)		37,408,429

FOREIGN GOVERNMENT AGENCIES — 0.3%
Sovereign — 0.3%
AID-Egypt U.S. Government Guar. Notes 4.45% due 09/15/15 (cost $2,718,375)	2,500,000	2,777,125

MUNICIPAL BONDS & NOTES — 2.8%
Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/21	5,340,000	6,275,087
Bay Area Toll Authority California Revenue Bonds 6.26% due 04/01/49	2,400,000	2,582,304
Curators of the University of Missouri System Facilities Revenue Bonds 5.96% due 11/01/39	2,170,000	2,370,183
Irvine Ranch, California Water District Revenue Bonds 2.61% due 03/15/14	2,500,000	2,592,750
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/43	1,245,000	1,320,945
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/49	3,450,000	3,759,016
Oregon School Boards Association Revenue Bonds 4.67% due 06/30/28	2,800,000	2,596,832
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/39	885,000	969,102
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/26	2,500,000	2,663,100

Anchor Series Trust Government & Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

MUNICIPAL BONDS & NOTES (continued)

University of California Revenue Bonds 5.77% due 05/15/43	$2,955,000	$2,936,058
University of California Regents Medical Center Revenue Bonds Series F 6.58% due 05/15/49	1,710,000	1,798,356

Total Municipal Bonds & Notes (cost $28,724,645)		29,863,733

U.S. GOVERNMENT AGENCIES — 47.1%
Federal Home Loan Bank — 2.4%
4.88% due 11/18/11	11,375,000	11,580,273
5.13% due 08/14/13	13,000,000	14,256,554

		25,836,827

Federal Home Loan Mtg. Corp. — 17.7%
4.00% due 12/01/40	72,517,522	72,562,115
4.00% due 01/01/41	741,263	741,572
4.00% due 02/01/41	648,497	648,896
4.00% due 03/01/41	7,270,828	7,273,917
4.00% due 04/01/41	7,732,101	7,735,324
4.00% due July TBA	22,000,000	21,979,364
4.50% due 02/01/39	23,929,472	24,802,008
4.50% due 03/01/39	5,258,624	5,445,088
4.50% due July TBA	18,600,000	19,213,223
5.00% due July TBA	280,000	297,063
6.00% due 12/01/39	702,898	773,127
6.00% due July TBA	25,500,000	28,006,166
7.50% due 05/01/27	4,151	4,838

		189,482,701

Federal National Mtg. Assoc. — 21.0%
3.50% due 01/01/26	3,034,724	3,094,642
3.50% due 02/01/26	17,153,460	17,497,505
3.88% due 07/12/13	6,800,000	7,266,541
4.00% due July TBA	10,500,000	10,936,401
4.50% due July TBA	10,000,000	10,600,000
4.50% due July TBA	23,500,000	24,311,479
5.00% due July TBA	73,000,000	77,562,500
5.50% due 01/01/38	687,986	744,662
5.50% due 02/01/38	18,652,893	20,189,598
5.50% due 03/01/38	9,595,979	10,386,486
5.50% due 04/01/38	837,637	906,681
5.50% due 06/01/38	677,734	733,564
5.50% due 07/01/38	260,916	282,411
5.50% due 08/01/38	400,938	433,967
5.50% due 09/01/38	9,985	10,808
5.50% due 10/01/38	284,660	308,110
5.50% due 11/01/38	518,542	561,613
5.50% due 12/01/38	55,622	60,204
5.50% due 06/01/39	448,479	485,845
5.50% due 07/01/39	32,912	35,624
5.50% due 09/01/39	150,876	163,953
5.50% due 12/01/39	139,418	151,126
5.50% due 05/01/40	49,892	54,002
5.50% due 06/01/40	52,259	56,564
5.50% due July TBA	19,400,000	20,976,250
6.00% due July TBA	16,500,000	18,124,227

		225,934,763

	Principal	Value
Security Description	Amount	(Note 2)

Government National Mtg. Assoc. — 4.5%
4.00% due July TBA	$8,500,000	$8,658,049
5.00% due 07/15/33	5,320,048	5,801,623
5.00% due 10/15/33	421,126	459,245
5.00% due 11/15/33	300,486	327,686
5.00% due 12/15/33	89,423	97,555
5.00% due 01/15/34	670,839	732,198
5.00% due 02/15/34	342,657	373,961
5.00% due 03/15/34	12,522	13,716
5.00% due 05/15/34	22,185	24,205
5.00% due 09/15/35	380,961	415,425
5.00% due 11/15/35	47,436	51,641
5.00% due 12/15/35	108,882	118,534
5.00% due 02/15/36	78,237	84,952
5.00% due 03/15/36	79,130	86,200
5.00% due 05/15/36	31,684	34,404
5.00% due 09/15/36	30,472	33,088
5.00% due 10/15/37	41,838	45,409
5.00% due 04/15/38	14,246	15,460
5.00% due 05/15/38	56,444	61,885
5.00% due 06/15/38	33,337	36,177
5.00% due 07/15/38	1,310,266	1,421,912
5.00% due 08/15/38	2,314,114	2,531,038
5.00% due 09/15/38	2,256,518	2,448,792
5.50% due 10/15/32	18,172	20,121
5.50% due 11/15/32	28,709	31,786
5.50% due 02/15/33	492,697	545,508
5.50% due 03/15/33	312,820	346,350
5.50% due 05/15/33	230,324	255,011
5.50% due 06/15/33	262,901	291,081
5.50% due 07/15/33	41,086	45,490
5.50% due 08/15/33	49,267	54,547
5.50% due 09/15/33	27,855	30,841
5.50% due 11/15/33	575,287	636,951
5.50% due 01/15/34	585,394	647,776
5.50% due 02/15/34	286,584	317,138
5.50% due 03/15/34	2,885,097	3,192,540
5.50% due 04/15/34	97,603	108,059
5.50% due 05/15/34	170,165	188,633
5.50% due 06/15/34	78,203	86,537
5.50% due 07/15/34	112,007	123,943
5.50% due 08/15/34	65,167	72,117
5.50% due 09/15/34	1,051,241	1,163,304
5.50% due 10/15/34	931,289	1,030,626
5.50% due 04/15/36	117,280	129,924
5.50% due 04/15/37	3,779,752	4,165,995
6.00% due 03/15/28	20,575	23,097
6.00% due 06/15/28	18,874	21,187
6.00% due 08/15/28	80,641	90,524
6.00% due 09/15/28	80,755	90,652
6.00% due 10/15/28	15,602	17,514
6.00% due 11/15/28	15,613	17,527
6.00% due 12/15/28	172,033	193,220
6.00% due 03/15/29	2,346	2,634
6.00% due 04/15/29	7,313	8,209
6.00% due 07/15/31	4,986	5,583
6.00% due 01/15/32	37,737	42,250
6.00% due 02/15/32	1,403	1,570
6.00% due 07/15/32	17,198	19,255
6.00% due 09/15/32	23,832	26,681
6.00% due 10/15/32	634,144	709,978

Anchor Series Trust Government & Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)

Government National Mtg. Assoc. (continued)
6.00% due 11/15/32	$30,648	$34,313
6.00% due 01/15/33	5,346	5,986
6.00% due 02/15/33	85,274	95,472
6.00% due 03/15/33	84,153	94,217
6.00% due 04/15/33	128,410	143,765
6.00% due 05/15/33	145,180	162,541
6.00% due 12/15/33	81,463	91,205
6.00% due 08/15/34	13,643	15,258
6.00% due 09/15/34	259,066	290,127
6.00% due 10/15/34	160,121	179,068
6.50% due 10/15/12	1,858	2,044
6.50% due 11/15/12	5,793	6,371
6.50% due 01/15/13	2,654	2,919
6.50% due 05/15/13	7,093	7,801
6.50% due 01/15/14	22,559	24,810
6.50% due 02/15/14	1,450	1,595
6.50% due 03/15/14	58,284	64,100
6.50% due 04/15/14	23,692	26,056
6.50% due 05/15/14	49,563	54,508
6.50% due 06/15/14	2,289	2,493
6.50% due 07/15/14	1,599	1,758
6.50% due 08/15/14	18,956	20,847
6.50% due 10/15/14	59	65
6.50% due 05/15/23	8,726	9,963
6.50% due 06/15/23	10,824	12,359
6.50% due 07/15/23	56,080	64,034
6.50% due 08/15/23	9,949	11,360
6.50% due 10/15/23	39,493	45,095
6.50% due 11/15/23	60,617	69,214
6.50% due 12/15/23	155,549	177,608
6.50% due 03/15/26	42,337	48,357
6.50% due 02/15/27	5,248	5,995
6.50% due 12/15/27	3,766	4,299
6.50% due 01/15/28	51,815	59,117
6.50% due 02/15/28	37,072	42,296
6.50% due 03/15/28	98,737	112,693
6.50% due 04/15/28	59,547	67,939
6.50% due 05/15/28	153,826	175,506
6.50% due 06/15/28	192,968	220,167
6.50% due 07/15/28	190,801	217,692
6.50% due 08/15/28	146,466	167,108
6.50% due 09/15/28	160,961	183,652
6.50% due 10/15/28	410,732	468,620
6.50% due 11/15/28	134,879	153,939
6.50% due 12/15/28	150,282	171,483
6.50% due 01/15/29	4,089	4,665
6.50% due 02/15/29	37,870	43,216
6.50% due 03/15/29	38,112	43,483
6.50% due 04/15/29	32,736	37,349
6.50% due 05/15/29	125,517	143,208
6.50% due 06/15/29	44,527	50,803
6.50% due 03/15/31	11,466	13,081
6.50% due 04/15/31	2,989	3,410
6.50% due 05/15/31	166,879	190,398
6.50% due 06/15/31	93,967	107,211
6.50% due 07/15/31	355,493	405,595
6.50% due 08/15/31	89,806	102,464
6.50% due 09/15/31	199,407	227,510
6.50% due 10/15/31	186,911	213,254

	Principal	Value
Security Description	Amount	(Note 2)

Government National Mtg. Assoc. (continued)
6.50% due 11/15/31	$67,260	$76,740
6.50% due 01/15/32	350,059	399,396
6.50% due 02/15/32	109,125	124,505
6.50% due 03/15/32	2,022	2,307
6.50% due 04/15/32	84,888	96,851
6.50% due 05/15/32	267,734	305,469
7.00% due 11/15/11	813	824
7.00% due 12/15/11	932	945
7.00% due 12/15/12	4,845	5,015
7.00% due 11/15/31	291,850	337,807
7.00% due 03/15/32	27,838	32,427
7.00% due 01/15/33	73,191	85,318
7.00% due 05/15/33	199,543	231,877
7.00% due 07/15/33	149,451	173,333
7.00% due 10/15/34	30,091	35,053
8.00% due 10/15/29	482	496
8.00% due 11/15/29	9,616	10,209
8.00% due 12/15/29	17,443	19,085
8.00% due 01/15/30	25,108	27,262
8.00% due 03/15/30	284	303
8.00% due 04/15/30	52,765	56,271
8.00% due 06/15/30	1,872	2,025
8.00% due 08/15/30	14,332	17,042
8.00% due 09/15/30	26,885	29,084
8.00% due 11/15/30	8,390	9,828
8.00% due 12/15/30	5,710	6,006
8.00% due 02/15/31	61,944	73,919
8.00% due 03/15/31	13,853	14,640
10.00% due 03/20/14	1,745	1,755
10.00% due 06/20/14	989	995
10.00% due 07/20/14	2,614	2,630
10.00% due 04/20/16	6,454	7,201
10.00% due 05/20/16	3,785	4,319
10.00% due 08/20/16	1,639	1,828
10.00% due 01/20/17	4,152	4,708
10.00% due 02/20/17	3,733	3,757
10.00% due 03/20/17	4,750	5,236
12.75% due 07/15/14	16,958	17,102
13.50% due 09/20/14	622	736
REMIC
Series 2005-74, Class HB
7.50% due 09/16/35(2)	904,835	1,031,122
Series 2005-74, Class HA
7.50% due 09/16/35(2)	221,885	252,548
Series 2005-74, Class HC
7.50% due 09/16/35(2)	322,918	369,081

		47,905,831

Regional Authority — 1.0%
U.S. Department of Housing and Urban Development U.S. Government Guar. Notes 5.05% due 08/01/13	10,000,000	10,909,060

Anchor Series Trust Government & Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)

Sovereign Agency — 0.5%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	$2,050,000	$1,997,414
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	1,630,000	1,586,412
Resolution Funding Corp. STRIPS zero coupon due 07/15/20	2,500,000	1,822,865

		5,406,691

Total U.S. Government Agencies (cost $496,321,019)		505,475,873

U.S. GOVERNMENT TREASURIES — 21.8%
United States Treasury Bonds — 3.4%
4.25% due 05/15/39	20,200,000	19,814,947
4.38% due 05/15/41	11,500,000	11,482,060
4.75% due 02/15/41	5,555,000	5,904,793

		37,201,800

United States Treasury Notes — 18.4%
1.25% due 10/31/15	21,000,000	20,822,802
1.38% due 02/15/12	10,500,000	10,580,798
1.38% due 05/15/12	20,000,000	20,201,560
1.75% due 05/31/16	20,000,000	20,031,200
1.88% due 02/28/14	22,000,000	22,685,784
2.13% due 12/31/15	42,000,000	43,115,604
2.38% due 02/28/15	25,000,000	26,117,250
3.13% due 09/30/13	24,500,000	25,916,394
3.13% due 04/30/17	4,500,000	4,758,399
3.13% due 05/15/21	3,000,000	2,991,570

		197,221,361

Total U.S. Government Treasuries (cost $230,394,339)		234,423,161

Total Long-Term Investment Securities (cost $1,041,156,062)		1,073,028,043

	Principal	Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENTS — 22.6%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$19,410,000	$19,410,000
Barclays Capital PLC Joint Repurchase Agreement(3)	41,970,000	41,970,000
BNP Paribas SA Joint Repurchase Agreement(3)	41,970,000	41,970,000
Deutsche Bank AG Joint Repurchase Agreement(3)	45,370,000	45,370,000
Royal Bank of Scotland Joint Repurchase Agreement(3)	41,970,000	41,970,000
UBS Securities LLC Joint Repurchase Agreement(3)	51,940,000	51,940,000

Total Repurchase Agreements (cost $242,630,000)		242,630,000

TOTAL INVESTMENTS (cost $1,283,786,062)(4)	122.7%	1,315,658,043
Liabilities in excess of other assets	(22.7)	(243,051,965)

NET ASSETS	100.0%	$1,072,606,078

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2011, the aggregate value of these securities was $30,276,693 representing 2.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.
FDIC — Federal Deposit Insurance Corporation
REMIC — Real Estate Mortgage Investment Conduit
STRIPS — Separate trading of registered interest and principal of securities.
TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
VRS — Variable Rate Securities
The rates shown on VRS are the current interest rates at June 30, 2011 and unless noted otherwise, the dates shown are the original maturity date.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 2):

	Level 1 – Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$47,805,888	$—	$47,805,888
U.S. Corporate Bonds & Notes	—	212,628,162	2,645,672	215,273,834
Foreign Corporate Bonds & Notes	—	37,408,429	—	37,408,429
Foreign Government Agencies	—	2,777,125	—	2,777,125
Municipal Bonds & Notes	—	29,863,733	—	29,863,733
U.S. Government Agencies	—	505,475,873	—	505,475,873
U.S. Government Treasuries	—	234,423,161	—	234,423,161
Repurchase Agreements	—	242,630,000	—	242,630,000

Total	$—	$1,313,012,371	$2,645,672	$1,315,658,043

Anchor Series Trust Government & Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

U.S. Corporate
Bonds & Notes

Balance as of 12/31/2010	$2,730,482
Accrued discounts	—
Accrued premiums	—
Realized gain	0
Realized loss	—
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	(29,776)
Net purchases	—
Net sales	(55,034)
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 6/30/2011	$2,645,672

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at June 30, 2011 includes:

U.S. Corporate
Bonds & Notes

$(29,776)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO PROFILE — June 30, 2011 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	8.0%
Federal Home Loan Mtg. Corp.	5.1
Real Estate Investment Trusts	4.5
Medical-Drugs	4.3
Diversified Financial Services	3.5
Oil Companies-Integrated	3.4
Repurchase Agreements	2.6
Electric-Integrated	2.5
Oil Companies-Exploration & Production	2.3
Diversified Banking Institutions	1.8
Food-Misc.	1.5
Pipelines	1.5
Banks-Commercial	1.5
Telephone-Integrated	1.5
Electronic Components-Semiconductors	1.4
Insurance-Property/Casualty	1.3
Government National Mtg. Assoc.	1.3
Investment Management/Advisor Services	1.3
Banks-Super Regional	1.2
Aerospace/Defense	1.2
Diversified Manufacturing Operations	1.2
Retail-Restaurants	1.1
Medical Products	1.1
Insurance-Multi-line	1.0
Cruise Lines	1.0
Insurance-Reinsurance	0.9
Retail-Discount	0.9
Casino Hotels	0.9
Enterprise Software/Service	0.9
Telecom Services	0.8
Applications Software	0.8
Steel-Producers	0.8
Computers	0.7
Finance-Investment Banker/Broker	0.7
Medical-Generic Drugs	0.7
Beverages-Non-alcoholic	0.7
Gas-Distribution	0.7
Toys	0.7
Consumer Products-Misc.	0.7
Casino Services	0.7
Commercial Services-Finance	0.6
Cellular Telecom	0.6
Computer Services	0.6
Finance-Other Services	0.6
Machinery-Farming	0.6
Auto/Truck Parts & Equipment-Original	0.6
Medical-HMO	0.5
Transport-Rail	0.6
Medical Instruments	0.5
Food-Retail	0.5
Wireless Equipment	0.5
Distribution/Wholesale	0.5
Transport-Services	0.5
Multimedia	0.5
Independent Power Producers	0.5
Chemicals-Diversified	0.5
Auto-Cars/Light Trucks	0.5
Medical-Biomedical/Gene	0.5
Banks-Fiduciary	0.5
Diversified Minerals	0.4
MRI/Medical Diagnostic Imaging	0.4

Semiconductor Equipment	0.4%
Medical-Hospitals	0.4
Instruments-Scientific	0.4
Oil & Gas Drilling	0.4
Physical Therapy/Rehabilitation Centers	0.5
Tobacco	0.4
Cable/Satellite TV	0.4
E-Commerce/Services	0.4
Publishing-Books	0.4
Semiconductor Components-Integrated Circuits	0.4
Gambling (Non-Hotel)	0.3
E-Commerce/Products	0.3
Retail-Major Department Stores	0.3
Apparel Manufacturers	0.3
Electric Products-Misc.	0.3
Retail-Regional Department Stores	0.3
Agricultural Chemicals	0.3
Cosmetics & Toiletries	0.3
Networking Products	0.3
Electronic Measurement Instruments	0.3
Savings & Loans/Thrifts	0.3
Building-Heavy Construction	0.3
United States Treasury Bonds	0.3
Leisure Products	0.3
Chemicals-Specialty	0.3
Office Automation & Equipment	0.3
Airlines	0.3
Import/Export	0.3
Finance-Credit Card	0.2
Computers-Memory Devices	0.2
Retail-Convenience Store	0.2
Security Services	0.2
Agricultural Operations	0.2
Rubber-Tires	0.2
Real Estate Operations & Development	0.2
Exchange-Traded Funds	0.2
United States Treasury Notes	0.2
Retail-Building Products	0.2
Water	0.2
Medical-Wholesale Drug Distribution	0.2
Retail-Automobile	0.2
Machinery-Construction & Mining	0.2
Steel-Specialty	0.2
Auto-Heavy Duty Trucks	0.2
Athletic Footwear	0.2
Sovereign	0.2
Non-Ferrous Metals	0.2
Retail-Apparel/Shoe	0.2
Web Portals/ISP	0.2
Rental Auto/Equipment	0.2
Retail-Bedding	0.2
Soap & Cleaning Preparation	0.2
Oil Refining & Marketing	0.2
Non-Hazardous Waste Disposal	0.2
Commercial Services	0.2
Oil Field Machinery & Equipment	0.2
Metal Processors & Fabrication	0.2
Food-Wholesale/Distribution	0.2
Entertainment Software	0.2
Engineering/R&D Services	0.2
Electric-Generation	0.2

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO PROFILE — June 30, 2011 — (unaudited) — (continued)

Publishing-Periodicals	0.2%
Electronic Forms	0.2
Coatings/Paint	0.2
Metal-Copper	0.1
Telecom Equipment-Fiber Optics	0.1
Machinery-General Industrial	0.1
Insurance-Life/Health	0.1
Medical Labs & Testing Services	0.1
Machine Tools & Related Products	0.1
Transport-Equipment & Leasing	0.1
Transport-Marine	0.1
Human Resources	0.1
Data Processing/Management	0.1
Insurance-Mutual	0.1
Finance-Auto Loans	0.1
Industrial Gases	0.1
Oil-Field Services	0.1
Banks-Money Center	0.1
Electronic Components-Misc.	0.1
Dialysis Centers	0.1
Retail-Jewelry	0.1
Electronic Parts Distribution	0.1
Pharmacy Services	0.1
Telecommunication Equipment	0.1
Computers-Integrated Systems	0.1
Building & Construction Products-Misc.	0.1
E-Marketing/Info	0.1
Computer Aided Design	0.1
Beverages-Wine/Spirits	0.1
Industrial Automated/Robotic	0.1
Hotels/Motels	0.1
Machinery-Material Handling	0.1
Veterinary Diagnostics	0.1
Tools-Hand Held	0.1
Lasers-System/Components	0.1
Medical Information Systems	0.1
Vitamins & Nutrition Products	0.1
Computer Data Security	0.1
Special Purpose Entities	0.1
Retail-Propane Distribution	0.1
Paper & Related Products	0.1
Containers-Paper/Plastic	0.1
Power Converter/Supply Equipment	0.1
Transport-Truck	0.1

100.5%

*	Calculated as a percentage of net assets

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 63.8%
Aerospace/Defense — 1.0%
Boeing Co.	7,650	$565,565
Esterline Technologies Corp.†	1,500	114,600
Lockheed Martin Corp.	6,124	495,860
Northrop Grumman Corp.	2,764	191,683
Raytheon Co.	12,300	613,155
Spirit Aerosystems Holdings, Inc., Class A†	10,100	222,200
Teledyne Technologies, Inc.†	3,250	163,670

		2,366,733

Aerospace/Defense-Equipment — 0.0%
HEICO Corp.	1,125	61,583

Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	1,205	170,712
Monsanto Co.	4,000	290,160
Potash Corp. of Saskatchewan, Inc.	4,500	256,455
Terra Nitrogen Co LP	480	66,005

		783,332

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	6,412	193,322
Chaoda Modern Agriculture Holdings, Ltd. ADR	17,900	396,843

		590,165

Airlines — 0.3%
Alaska Air Group, Inc.†	3,499	239,542
AMR Corp.†	17,700	95,580
Cathay Pacific Airways, Ltd. ADR	8,868	103,578
United Continental Holdings, Inc.†	8,715	197,220

		635,920

Apparel Manufacturers — 0.3%
Columbia Sportswear Co.	933	59,152
VF Corp.	6,854	744,070

		803,222

Applications Software — 0.8%
Actuate Corp.†	10,740	62,829
Microsoft Corp.	62,977	1,637,402
Quest Software, Inc.†	3,800	86,374
Salesforce.com, Inc.†	2,100	312,858

		2,099,463

Athletic Footwear — 0.2%
NIKE, Inc., Class B	5,825	524,133

Auction House/Art Dealers — 0.0%
Sotheby’s	1,500	65,250

Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.†	35,000	482,650
Nissan Motor Co., Ltd. ADR	3,731	78,538
Toyota Motor Corp. ADR	7,900	651,118

		1,212,306

Auto-Heavy Duty Trucks — 0.2%
New Flyer Industries, Inc.	1,900	15,268
PACCAR, Inc.	9,961	508,907

		524,175

		Value
Security Description	Shares	(Note 2)

Auto/Truck Parts & Equipment-Original — 0.6%
China Yuchai International, Ltd.	29,300	$618,230
Johnson Controls, Inc.	11,650	485,339
Magna International, Inc., Class A	4,100	221,564
Tenneco, Inc.†	1,200	52,884

		1,378,017

Banks-Commercial — 1.3%
Australia & New Zealand Banking Group, Ltd. ADR	6,285	148,955
Banco Santander SA ADR	53,584	616,752
Bank of Nova Scotia	10,423	627,152
City Holding Co.	2,000	66,060
City National Corp.	2,585	140,236
Community Trust Bancorp, Inc.	3,700	102,564
Cullen/Frost Bankers, Inc.	3,585	203,807
East West Bancorp, Inc.	5,340	107,921
FirstMerit Corp.	5,022	82,913
FNB Corp.	10,300	106,605
M&T Bank Corp.	6,106	537,023
Signature Bank†	1,500	85,800
Sterling Bancorp	7,606	72,181
Trustco Bank Corp.	11,600	56,840
Washington Trust Bancorp, Inc.	3,900	89,583
Westamerica Bancorporation	1,850	91,113

		3,135,505

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	14,308	366,571
Northern Trust Corp.	10,860	499,126
State Street Corp.	5,925	267,158

		1,132,855

Banks-Super Regional — 0.6%
Capital One Financial Corp.	2,500	129,175
PNC Financial Services Group, Inc.	825	49,178
US Bancorp	30,298	772,902
Wells Fargo & Co.	22,253	624,419

		1,575,674

Beverages-Non-alcoholic — 0.7%
Coca Cola Hellenic Bottling Co. SA ADR†	173	4,629
Coca-Cola Co.	9,092	611,801
Dr Pepper Snapple Group, Inc.	15,016	629,621
PepsiCo, Inc.	6,221	438,145

		1,684,196

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	2,075	154,982

Brewery — 0.0%
Molson Coors Brewing Co., Class B	1,838	82,232

Building & Construction Products-Misc. — 0.1%
Simpson Manufacturing Co., Inc.	5,822	173,903

Building Products-Cement — 0.0%
Cemex SAB de CV ADR†	2,947	25,344

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	5,400	69,174

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Building-Heavy Construction — 0.3%
Granite Construction, Inc.	3,650	$89,534
Vinci SA ADR	38,300	615,098

		704,632

Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.†	1,000	9,660

Building-Residential/Commercial — 0.0%
KB Home	800	7,824

Cable/Satellite TV — 0.2%
DIRECTV, Class A†	2,000	101,640
Time Warner Cable, Inc.	3,513	274,155

		375,795

Casino Hotels — 0.2%
Las Vegas Sands Corp.†	10,000	422,100

Cellular Telecom — 0.6%
China Mobile, Ltd. ADR	3,700	173,086
MetroPCS Communications, Inc.†	8,000	137,680
SK Telecom Co., Ltd. ADR	34,000	635,800
Vodafone Group PLC ADR	20,363	544,099

		1,490,665

Chemicals-Diversified — 0.4%
Dow Chemical Co.	4,000	144,000
E.I. du Pont de Nemours & Co.	10,559	570,714
FMC Corp.	2,175	187,093
Huntsman Corp.	4,300	81,055

		982,862

Chemicals-Plastics — 0.0%
PolyOne Corp.	6,000	92,820

Chemicals-Specialty — 0.3%
Cabot Corp.	3,600	143,532
Canexus Corp.†(12)	20,400	141,718
Lubrizol Corp.	900	120,843
Sensient Technologies Corp.	2,800	103,796
Sigma-Aldrich Corp.	1,775	130,250

		640,139

Coal — 0.0%
Alliance Resource Partners LP	700	54,215

Coatings/Paint — 0.2%
RPM International, Inc.	5,400	124,308
Valspar Corp.	6,700	241,602

		365,910

Commercial Services — 0.1%
Weight Watchers International, Inc.	2,400	181,128

Commercial Services-Finance — 0.6%
Automatic Data Processing, Inc.	6,029	317,608
Lender Processing Services, Inc.	9,631	201,384
Mastercard, Inc., Class A	1,700	512,278
Moody’s Corp.	3,500	134,225
Visa, Inc., Class A	5,000	421,300

		1,586,795

Computer Aided Design — 0.1%
Autodesk, Inc.†	4,050	156,330

		Value
Security Description	Shares	(Note 2)

Computer Data Security — 0.1%
Fortinet, Inc.†	4,600	$125,534

Computer Services — 0.6%
Accenture PLC, Class A	5,500	332,310
Cognizant Technology Solutions Corp., Class A†	6,000	440,040
International Business Machines Corp.	3,180	545,529
Manhattan Associates, Inc.†	3,000	103,320
Syntel, Inc.	900	53,208

		1,474,407

Computers — 0.6%
Apple, Inc.†	3,743	1,256,413
Hewlett-Packard Co.	9,175	333,970

		1,590,383

Computers-Integrated Systems — 0.1%
Diebold, Inc.	2,300	71,323
Riverbed Technology, Inc.†	3,400	134,606

		205,929

Computers-Memory Devices — 0.2%
NetApp, Inc.†	7,400	390,572
SanDisk Corp.†	5,000	207,500

		598,072

Consumer Products-Misc. — 0.7%
Clorox Co.	4,590	309,549
Kimberly-Clark Corp.	13,123	873,467
Tupperware Brands Corp.	4,734	319,308
WD-40 Co.	3,267	127,544

		1,629,868

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	3,000	83,970
Rock-Tenn Co., Class A	500	33,170

		117,140

Cosmetics & Toiletries — 0.3%
Estee Lauder Cos., Inc., Class A	4,000	420,760
Inter Parfums, Inc.	2,500	57,575
Procter & Gamble Co.	4,432	281,742

		760,077

Cruise Lines — 0.3%
Carnival Corp.	21,075	793,052

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	8,593	264,578

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	1,700	40,987

Dialysis Centers — 0.1%
DaVita, Inc.†	2,875	249,004

Distribution/Wholesale — 0.5%
Brightpoint, Inc.†	4,000	32,440
Genuine Parts Co.	20,327	1,105,789
Pool Corp.	5,467	162,971

		1,301,200

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Diversified Banking Institutions — 0.6%
Barclays PLC ADR	1,260	$20,702
JPMorgan Chase & Co.	24,535	1,004,463
Societe Generale SA ADR	43,070	511,887

		1,537,052

Diversified Financial Services — 0.2%
Guoco Group, Ltd. ADR	17,300	422,120

Diversified Manufacturing Operations — 1.2%
3M Co.	4,882	463,058
Actuant Corp., Class A	2,400	64,392
Barnes Group, Inc.	1,900	47,139
Colfax Corp.†	3,000	74,400
Crane Co.	3,075	151,936
General Electric Co.	25,824	487,041
Honeywell International, Inc.	6,319	376,549
Koppers Holdings, Inc.	2,500	94,825
Parker Hannifin Corp.	7,341	658,781
Siemens AG ADR	3,442	473,378

		2,891,499

Diversified Minerals — 0.4%
BHP Billiton, Ltd. ADR	4,673	442,206
Xstrata PLC ADR	145,300	639,320

		1,081,526

E-Commerce/Products — 0.3%
Amazon.com, Inc.†	4,130	844,544

E-Commerce/Services — 0.4%
Ancestry.com, Inc.†	1,600	66,224
eBay, Inc.†	7,550	243,638
Netflix, Inc.†	500	131,345
priceline.com, Inc.†	900	460,737

		901,944

E-Marketing/Info — 0.1%
Liquidity Services, Inc.†	7,000	165,270

Electric Products-Misc. — 0.3%
Emerson Electric Co.	11,962	672,862
Molex, Inc.	4,900	126,273

		799,135

Electric-Integrated — 1.5%
Alliant Energy Corp.	2,900	117,914
Edison International	4,600	178,250
Great Plains Energy, Inc.	3,500	72,555
Integrys Energy Group, Inc.	900	46,656
NextEra Energy, Inc.	14,967	860,004
Northeast Utilities	7,200	253,224
Pepco Holdings, Inc.	6,200	121,706
PG&E Corp.	1,925	80,908
Progress Energy, Inc.	17,846	856,786
SCANA Corp.	2,000	78,740
Wisconsin Energy Corp.	11,537	361,685
Xcel Energy, Inc.	29,578	718,745

		3,747,173

		Value
Security Description	Shares	(Note 2)

Electronic Components-Misc. — 0.1%
Delta Electronics (Thailand) PCL†(1)	103,000	$83,138
Garmin, Ltd.	3,100	102,393
Gentex Corp.	2,100	63,483

		249,014

Electronic Components-Semiconductors — 1.4%
Avago Technologies, Ltd.	3,575	135,850
Diodes, Inc.†	2,600	67,860
Intel Corp.	71,995	1,595,409
Lattice Semiconductor Corp.†	7,500	48,900
LSI Corp.†	10,441	74,340
Microchip Technology, Inc.	36,207	1,372,607
QLogic Corp.†	5,450	86,764
Supertex, Inc.†	4,026	90,183

		3,471,913

Electronic Design Automation — 0.0%
Mentor Graphics Corp.†	3,581	45,873

Electronic Forms — 0.2%
Adobe Systems, Inc.†	11,800	371,110

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.†	8,600	439,546
FLIR Systems, Inc.	2,050	69,106
Itron, Inc.†	1,803	86,832
Trimble Navigation, Ltd.†	3,425	135,767

		731,251

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	5,800	240,700

Engineering/R&D Services — 0.2%
Jacobs Engineering Group, Inc.†	9,265	400,711

Engines-Internal Combustion — 0.0%
Cummins, Inc.	800	82,792

Enterprise Software/Service — 0.9%
BMC Software, Inc.†	4,503	246,314
Informatica Corp.†	2,552	149,113
MicroStrategy, Inc., Class A†	500	81,340
Nomura Research Institute, Ltd. ADR	14,500	630,750
Omnicell, Inc.†	4,605	71,792
Oracle Corp.	27,625	909,139
Tyler Technologies, Inc.†	1,250	33,475

		2,121,923

Entertainment Software — 0.2%
Shanda Games, Ltd. ADR†	62,261	405,942

Finance-Credit Card — 0.2%
American Express Co.	9,000	465,300
Discover Financial Services	5,500	147,125

		612,425

Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	33,007	542,965
Nomura Holdings, Inc. ADR	102,200	503,846

		1,046,811

Finance-Other Services — 0.5%
Deutsche Boerse AG ADR	70,900	540,967
NYSE Euronext	18,953	649,519

		1,190,486

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Food-Confectionery — 0.0%
Hershey Co.	2,000	$113,700

Food-Dairy Products — 0.0%
Dean Foods Co.†	2,075	25,460

Food-Misc. — 1.3%
B&G Foods, Inc.	6,853	141,309
Campbell Soup Co.	1,475	50,961
Danone ADR	38,300	572,585
General Mills, Inc.	14,480	538,946
Kellogg Co.	4,544	251,374
Kraft Foods, Inc., Class A	25,486	897,872
Nestle SA ADR	9,900	617,562
RalCorp Holdings, Inc.†	650	56,277
Zhongpin, Inc.†	10,000	104,800

		3,231,686

Food-Retail — 0.5%
Carrefour SA ADR†	53,500	417,835
Dairy Farm International Holdings, Ltd. ADR	5,000	206,992
Kroger Co.	13,350	331,080
Whole Foods Market, Inc.	5,500	348,975

		1,304,882

Food-Wholesale/Distribution — 0.2%
Sysco Corp.	13,020	405,964

Gambling (Non-Hotel) — 0.3%
OPAP SA ADR	107,800	851,620

Gas-Distribution — 0.7%
Just Energy Group, Inc.	8,039	118,445
Northwest Natural Gas Co.	600	27,078
Sempra Energy	27,160	1,436,221
Vectren Corp.	3,300	91,938

		1,673,682

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	3,000	47,340

Hospital Beds/Equipment — 0.0%
Hill-Rom Holdings, Inc.	1,700	78,268

Hotel/Motels — 0.1%
Red Lion Hotels Corp.†	18,343	144,910

Human Resources — 0.1%
AMN Healthcare Services, Inc.†	2,873	23,903
Resources Connection, Inc.	4,514	54,349
Robert Half International, Inc.	4,150	112,174
TrueBlue, Inc.†	5,325	77,106

		267,532

Import/Export — 0.3%
Mitsui & Co., Ltd. ADR	1,800	628,200

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,700	147,492

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	2,735	261,411

		Value
Security Description	Shares	(Note 2)

Instruments-Scientific — 0.4%
FEI Co.†	8,188	$312,700
Thermo Fisher Scientific, Inc.†	8,405	541,198
Waters Corp.†	1,775	169,938

		1,023,836

Insurance-Life/Health — 0.1%
StanCorp Financial Group, Inc.	6,811	287,356

Insurance-Multi-line — 1.0%
ACE, Ltd.	19,004	1,250,843
Allianz SE ADR	19,577	274,470
Allstate Corp.	16,057	490,220
MetLife, Inc.	11,300	495,731
United Fire & Casualty Co.	2,800	48,636
XL Group PLC	1,500	32,970

		2,592,870

Insurance-Property/Casualty — 1.1%
Chubb Corp.	9,640	603,560
Fidelity National Financial, Inc., Class A	54,309	854,824
Harleysville Group, Inc.	3,000	93,510
HCC Insurance Holdings, Inc.	18,916	595,854
QBE Insurance Group, Ltd. ADR†	35,200	658,944

		2,806,692

Insurance-Reinsurance — 0.3%
Alterra Capital Holdings, Ltd.	7,948	177,240
Swiss Re, Ltd. ADR†	4,300	239,940
Validus Holdings, Ltd.	13,786	426,677

		843,857

Internet Infrastructure Software — 0.0%
TIBCO Software, Inc.†	3,600	104,472

Intimate Apparel — 0.0%
Warnaco Group, Inc.†	2,000	104,500

Investment Companies — 0.0%
Apollo Investment Corp.	10,200	104,142

Investment Management/Advisor Services — 1.3%
AllianceBernstein Holding LP	32,002	622,119
Ameriprise Financial, Inc.	1,925	111,034
BlackRock, Inc.	3,088	592,309
Federated Investors, Inc., Class B	20,948	499,401
Franklin Resources, Inc.	4,470	586,866
Man Group PLC ADR	185,100	710,784

		3,122,513

Lasers-System/Components — 0.1%
Electro Scientific Industries, Inc.†	2,044	39,449
Rofin-Sinar Technologies, Inc.†	2,600	88,790

		128,239

Leisure Products — 0.3%
Sega Sammy Holdings, Inc. ADR	134,100	643,680

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	7,770	278,555

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	5,000	532,300

Machinery-Electrical — 0.0%
Franklin Electric Co., Inc.	1,500	70,425

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Machinery-Farming — 0.6%
Deere & Co.	16,763	$1,382,109

Machinery-General Industrial — 0.1%
Altra Holdings, Inc.†	5,000	119,950
Applied Industrial Technologies, Inc.	1,500	53,415
IDEX Corp.	2,550	116,918

		290,283

Machinery-Material Handling — 0.1%
Cascade Corp.	2,836	134,909

Medical Information Systems — 0.1%
Computer Programs & Systems, Inc.	1,500	95,220
Quality Systems, Inc.	376	32,825

		128,045

Medical Instruments — 0.5%
Bruker Corp.†	5,200	105,872
Edwards Lifesciences Corp.†	2,800	244,104
Medtronic, Inc.	18,247	703,057
St. Jude Medical, Inc.	3,500	166,880
Techne Corp.	1,455	121,303

		1,341,216

Medical Labs & Testing Services — 0.1%
Covance, Inc.†	4,700	279,039

Medical Products — 1.0%
Becton, Dickinson and Co.	3,460	298,148
Covidien PLC	8,000	425,840
Haemonetics Corp.†	1,000	64,370
Johnson & Johnson	14,550	967,866
Orthofix International NV†	2,000	84,940
Stryker Corp.	2,800	164,332
Teleflex, Inc.	4,058	247,781
Varian Medical Systems, Inc.†	2,875	201,308

		2,454,585

Medical-Biomedical/Gene — 0.5%
Acorda Therapeutics, Inc.†	1,500	48,465
Dendreon Corp.†	1,400	55,216
Gilead Sciences, Inc.†	10,950	453,439
Illumina, Inc.†	3,500	263,025
Incyte Corp., Ltd.†	3,000	56,820
Life Technologies Corp.†	4,125	214,789
Momenta Pharmaceuticals, Inc.†	4,700	91,462

		1,183,216

Medical-Drugs — 4.0%
Abbott Laboratories	30,156	1,586,809
Allergan, Inc.	11,382	947,552
Array Biopharma, Inc.†	18,000	40,320
Bristol-Myers Squibb Co.	49,878	1,444,467
Forest Laboratories, Inc.†	3,233	127,186
GlaxoSmithKline PLC ADR	19,651	843,028
Medicis Pharmaceutical Corp., Class A	3,125	119,281
Merck & Co., Inc.	32,167	1,135,173
Novartis AG ADR	23,592	1,441,707
Pfizer, Inc.	69,913	1,440,208
PharMerica Corp.†	1	13
Roche Holding AG ADR	16,421	689,025
Valeant Pharmaceuticals International, Inc.	1,500	77,940

		Value
Security Description	Shares	(Note 2)

Medical-Drugs (continued)
XenoPort, Inc.†	7,500	$53,400

		9,946,109

Medical-Generic Drugs — 0.7%
Impax Laboratories, Inc.†	1,200	26,148
Teva Pharmaceutical Industries, Ltd. ADR	24,161	1,165,044
Watson Pharmaceuticals, Inc.†	8,588	590,253

		1,781,445

Medical-HMO — 0.1%
AMERIGROUP Corp.†	1,500	105,705
Health Net, Inc.†	1,675	53,751
UnitedHealth Group, Inc.	3,000	154,740

		314,196

Medical-Hospitals — 0.1%
Universal Health Services, Inc., Class B	4,800	247,344

Medical-Nursing Homes — 0.0%
Sun Healthcare Group, Inc.†	331	2,655

Medical-Outpatient/Home Medical — 0.0%
Gentiva Health Services, Inc.†	2,000	41,660

Medical-Wholesale Drug Distribution — 0.2%
McKesson Corp.	6,406	535,862

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	1,542	253,891
RBC Bearings, Inc.†	2,200	83,072
Sims Metal Management, Ltd.(13)	2,300	44,020
Sims Metal Management, Ltd. ADR	1,500	28,485

		409,468

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	6,229	329,514

Miscellaneous Manufacturing — 0.0%
Aptargroup, Inc.	1,700	88,978

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	2,400	98,328

MRI/Medical Diagnostic Imaging — 0.0%
CML HealthCare, Inc.	10,200	98,674

Multimedia — 0.5%
Vivendi SA ADR	14,700	410,571
Walt Disney Co.	22,618	883,007

		1,293,578

Networking Products — 0.3%
Acme Packet, Inc.†	1,000	70,130
Cisco Systems, Inc.	19,875	310,249
Juniper Networks, Inc.†	6,000	189,000
Polycom, Inc.†	2,704	173,867

		743,246

Non-Ferrous Metals — 0.2%
Cameco Corp.	18,300	482,205

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	7,345	226,593
Waste Connections, Inc.	7,029	223,030

		449,623

Office Automation & Equipment — 0.3%
Canon, Inc. ADR	13,400	637,706

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Office Furnishings-Original — 0.0%
Knoll, Inc.	4,000	$80,280

Oil & Gas Drilling — 0.4%
Ensco PLC ADR	14,100	751,530
Nabors Industries, Ltd.†	10,754	264,979

		1,016,509

Oil Companies-Exploration & Production — 2.1%
Apache Corp.	8,695	1,072,876
Berry Petroleum Co., Class A	4,022	213,689
Cabot Oil & Gas Corp.	2,000	132,620
Callon Petroleum Co.†	9,000	63,180
Cimarex Energy Co.	2,400	215,808
Clayton Williams Energy, Inc.†	700	42,035
CNOOC, Ltd. ADR	650	153,354
Daylight Energy, Ltd.	11,500	111,090
Devon Energy Corp.	5,486	432,352
Encana Corp.	20,652	635,875
Energen Corp.	3,075	173,737
Gulfport Energy Corp.†	2,200	65,318
Occidental Petroleum Corp.	9,234	960,705
Penn West Petroleum, Ltd.	24,207	558,698
Vermilion Energy, Inc.	2,400	126,912
Zargon Oil & Gas, Ltd.	5,800	128,695

		5,086,944

Oil Companies-Integrated — 2.8%
BP PLC ADR	8,400	372,036
Chevron Corp.	24,210	2,489,756
ConocoPhillips	5,000	375,950
Exxon Mobil Corp.	18,037	1,467,851
Marathon Oil Corp.	18,076	952,244
Total SA ADR	20,975	1,213,194

		6,871,031

Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc.	4,400	344,124
Natural Gas Services Group, Inc.†	4,767	77,035

		421,159

Oil Refining & Marketing — 0.1%
Frontier Oil Corp.	5,980	193,214

Oil-Field Services — 0.1%
CARBO Ceramics, Inc.	700	114,065
Schlumberger, Ltd.	1,650	142,560

		256,625

Paper & Related Products — 0.1%
Kimberly-Clark de Mexico SAB de CV ADR	3,600	118,260

Pharmacy Services — 0.0%
Catalyst Health Solutions, Inc.†	1,500	83,730

Physical Therapy/Rehabilitation Centers — 0.1%
Healthsouth Corp.†	4,500	118,125

		Value
Security Description	Shares	(Note 2)

Pipelines — 0.7%
Atlas Pipeline Partners LP	3,400	$112,064
Enterprise Products Partners LP	17,795	768,922
Kinder Morgan Energy Partners LP	6,387	463,696
Oneok, Inc.	800	59,208
Spectra Energy Corp.	8,415	230,655

		1,634,545

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc., Class B	1,800	116,910

Protection/Safety — 0.0%
Landauer, Inc.	1,357	83,578

Publishing-Books — 0.2%
Reed Elsevier PLC ADR	14,300	521,664

Publishing-Periodicals — 0.2%
Yellow Media, Inc. (New York)	117,149	292,872
Yellow Media, Inc. (Toronto)	40,000	99,539

		392,411

Real Estate Investment Trusts — 2.9%
Agree Realty Corp.	3,800	84,854
Alexandria Real Estate Equities, Inc.	7,034	544,572
American Capital Agency Corp.	4,100	119,351
Annaly Capital Management, Inc.	61,781	1,114,529
CapLease, Inc.	9,700	47,627
Capstead Mortgage Corp.	11,800	158,120
Chimera Investment Corp.	61,475	212,703
Digital Realty Trust, Inc.	26,252	1,621,849
EastGroup Properties, Inc.	800	34,008
Essex Property Trust, Inc.	1,426	192,924
Hatteras Financial Corp.	3,100	87,513
HCP, Inc.	14,980	549,616
Health Care REIT, Inc.	5,203	272,793
Medical Properties Trust, Inc.	11,900	136,850
National Retail Properties, Inc.	3,100	75,981
Nationwide Health Properties, Inc.	24,300	1,006,263
Omega Healthcare Investors, Inc.	3,600	75,636
Plum Creek Timber Co., Inc.	2,525	102,364
Sabra Healthcare REIT, Inc.	1,750	29,243
Saul Centers, Inc.	1,000	39,370
Tanger Factory Outlet Centers	9,800	262,346
Weyerhaeuser Co.	19,800	432,828

		7,201,340

Real Estate Operations & Development — 0.2%
Shun Tak Holdings, Ltd. ADR	97,000	581,030

Recreational Vehicles — 0.0%
Polaris Industries, Inc.	1,000	111,170

Rental Auto/Equipment — 0.2%
Aaron’s, Inc.	7,702	217,659
Hertz Global Holdings, Inc.†	12,850	204,058
McGrath RentCorp.	1,700	47,736

		469,453

Respiratory Products — 0.0%
ResMed, Inc.†	2,480	76,756

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Retail-Apparel/Shoe — 0.2%
ANN, Inc.†	2,500	$65,250
DSW, Inc., Class A†	2,000	101,220
Finish Line, Inc., Class A	5,000	107,000
Guess?, Inc.	1,500	63,090
Limited Brands, Inc.	2,500	96,125
Ross Stores, Inc.	600	48,072

		480,757

Retail-Automobile — 0.1%
Copart, Inc.†	5,845	272,377

Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	8,000	466,960

Retail-Building Products — 0.2%
Home Depot, Inc.	15,025	544,205

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	3,200	100,512

Retail-Convenience Store — 0.2%
FamilyMart Co., Ltd. ADR	16,300	595,765

Retail-Discount — 0.9%
Costco Wholesale Corp.	12,408	1,008,026
Wal-Mart Stores, Inc.	23,985	1,274,563

		2,282,589

Retail-Drug Store — 0.0%
CVS Caremark Corp.	2,150	80,797

Retail-Jewelry — 0.1%
Tiffany & Co.	3,100	243,412

Retail-Major Department Stores — 0.3%
Home Retail Group PLC ADR	35,000	372,400
Nordstrom, Inc.	9,657	453,300

		825,700

Retail-Pawn Shops — 0.0%
First Cash Financial Services, Inc.†	2,700	113,373

Retail-Propane Distribution — 0.1%
Suburban Propane Partners LP	2,300	120,244

Retail-Restaurants — 1.1%
Bravo Brio Restaurant Group, Inc.†	3,000	73,290
Chipotle Mexican Grill, Inc.†	800	246,552
Jack in the Box, Inc.†	3,725	84,856
McDonald’s Corp.	14,214	1,198,524
Ruth’s Hospitality Group, Inc.†	9,000	50,490
Starbucks Corp.	27,373	1,080,960
Yum! Brands, Inc.	1,670	92,251

		2,826,923

Retail-Video Rentals — 0.0%
Coinstar, Inc.†	1,500	81,810

Rubber-Tires — 0.2%
Bridgestone Corp. ADR	12,600	584,514

Savings & Loans/Thrifts — 0.3%
Capitol Federal Financial, Inc.	9,153	107,639
Washington Federal, Inc.	36,721	603,326

		710,965

Security Services — 0.2%
Secom Co., Ltd. ADR	49,500	594,000

		Value
Security Description	Shares	(Note 2)

Semiconductor Components-Integrated Circuits — 0.4%
Hittite Microwave Corp.†	800	$49,528
Maxim Integrated Products, Inc.	13,200	337,392
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	39,404	496,884

		883,804

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	32,526	423,163
Novellus Systems, Inc.†	2,400	86,736
Tokyo Electron, Ltd. ADR	5,000	542,500

		1,052,399

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.†	601	20,735

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC ADR	41,400	459,126

Steel-Producers — 0.5%
ArcelorMittal	13,700	476,212
Reliance Steel & Aluminum Co.	3,875	192,394
Schnitzer Steel Industries, Inc., Class A	7,905	455,328

		1,123,934

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	9,575	173,786
JDS Uniphase Corp.†	7,000	116,620

		290,406

Telecom Services — 0.3%
BCE, Inc.	16,345	642,195
Consolidated Communications Holdings, Inc.	6,300	122,472
PAETEC Holding Corp.†	13,500	64,665

		829,332

Telecommunication Equipment — 0.1%
Arris Group, Inc.†	4,500	52,245
Harris Corp.	1,300	58,578
Plantronics, Inc.	2,800	102,284

		213,107

Telephone-Integrated — 1.3%
AT&T, Inc.	41,912	1,316,456
CenturyLink, Inc.	6,721	271,730
Telstra Corp., Ltd. ADR	22,900	357,469
Verizon Communications, Inc.	33,581	1,250,221
Windstream Corp.	2,894	37,506

		3,233,382

Television — 0.0%
Sinclair Broadcast Group, Inc., Class A	8,700	95,526

Tobacco — 0.4%
British American Tobacco PLC ADR	4,000	352,000
Imperial Tobacco Group PLC ADR	9,400	625,758

		977,758

Tools-Hand Held — 0.1%
Snap-On, Inc.	2,100	131,208

Toys — 0.7%
Hasbro, Inc.	1,700	74,681
Mattel, Inc.	57,167	1,571,521

		1,646,202

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Transactional Software — 0.0%
VeriFone Systems, Inc.†	800	$35,480

Transport-Equipment & Leasing — 0.1%
Fly Leasing, Ltd. ADR	5,600	74,088
Greenbrier Cos., Inc.†	6,098	120,496
TAL International Group, Inc.	2,400	82,872

		277,456

Transport-Marine — 0.1%
Alexander & Baldwin, Inc.	1,800	86,688
Ship Finance International, Ltd.	2,100	37,842
Tidewater, Inc.	2,700	145,287

		269,817

Transport-Rail — 0.6%
Norfolk Southern Corp.	7,604	569,768
Union Pacific Corp.	7,545	787,698

		1,357,466

Transport-Services — 0.4%
Expeditors International of Washington, Inc.	11,330	579,983
FedEx Corp.	3,000	284,550
Hub Group, Inc., Class A†	2,200	82,852
United Parcel Service, Inc., Class B	1,200	87,516

		1,034,901

Transport-Truck — 0.1%
Con-way, Inc.	3,012	116,896

Travel Services — 0.0%
Ambassadors Group, Inc.	4,502	39,753

Venture Capital — 0.0%
Hercules Technology Growth Capital, Inc.	8,166	85,906

Veterinary Diagnostics — 0.1%
VCA Antech, Inc.†	6,232	132,118

Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	2,200	126,808

Water — 0.2%
California Water Service Group	5,100	95,421
Cia de Saneamento Basico do Estado de Sao Paulo ADR	7,500	447,525

		542,946

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	4,485	14,666

Web Portals/ISP — 0.2%
Google, Inc., Class A†	940	475,997

Wire & Cable Products — 0.0%
Belden, Inc.	2,000	69,720

Wireless Equipment — 0.5%
InterDigital, Inc.	1,600	65,360
Nokia OYJ ADR	64,900	416,658
QUALCOMM, Inc.	13,250	752,467
RF Micro Devices, Inc.†	11,000	67,320

		1,301,805

		Value
Security Description	Shares	(Note 2)

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	3,780	$35,645

Total Common Stock (cost $135,510,189)		158,413,997

CONVERTIBLE PREFERRED STOCK — 0.1%
Real Estate Investment Trusts — 0.1%
Entertainment Properties Trust Series E 9.00% (cost $75,649)	2,700	78,705

EXCHANGE-TRADED FUNDS — 0.2%
iShares MSCI Emerging Markets Index Fund	500	23,800
iShares Russell 3000 Index Fund	6,725	533,225

Total Exchange-Traded Funds (cost $495,939)		557,025

PREFERRED STOCK — 0.6%
Banks-Super Regional — 0.1%
National City Capital Trust II 6.63%	3,042	77,571
National City Capital Trust III 6.63%	2,132	54,153
National City Capital Trust IV 8.00%	1,979	50,840

		182,564

Insurance-Reinsurance — 0.4%
Aspen Insurance Holdings, Ltd. 5.63%	20,000	1,036,000

Real Estate Investment Trusts — 0.1%
Alexandria Real Estate Equities, Inc. Series D 7.00%	3,200	81,600
CapLease, Inc. Series A 8.13%	689	17,225
CommonWealth REIT Series D 6.50%	3,000	66,900
Public Storage Series M 6.63%	5,580	143,685
Public Storage Series K 7.25%	1,152	29,100

		338,510

Total Preferred Stock (cost $1,462,781)		1,557,074

ASSET BACKED SECURITIES — 3.0%
Diversified Financial Services — 3.0%
ACE Securities Corp. FRS Series 2005-WF1, Class A2C 0.53% due 05/25/35	600,759	538,983
Bayview Financial Acquisition Trust Series 2006-C, Class 1A1 6.04% due 11/28/36	131,665	131,749
BCAP LLC Trust VRS Series 2009-RR13, Class 13A3 5.25% due 03/26/37*(2)	229,614	231,590
Bear Stearns Commercial Mtg. Securities VRS Series 1999-CLF1, Class A3 7.00% due 05/20/30(3)	47,399	48,911

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES (continued)

Diversified Financial Services (continued)
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 5A4 4.00% due 03/25/37*(2)	$276,039	$279,945
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 3A1 4.25% due 01/25/36*(2)	442,505	419,668
Citigroup Mtg. Loan Trust, Inc. VRS Series 2010-6, Class 8A1 4.27% due 11/25/35*(2)	247,020	245,659
Countrywide Asset-Backed Certs. FRS Series 2004-7, Class MV2 0.84% due 12/25/34	98,896	96,504
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/19(2)	32,652	33,296
Credit Suisse First Boston Mtg. Securities Corp. Series 2003-8, Class 1A1 5.75% due 04/25/33(2)	302,072	311,408
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 1.15% due 05/25/34(2)	29,151	26,866
Credit Suisse Mtg. Capital Certs. Series 2010-18R, Class 3A1 4.00% due 03/26/37*(2)	377,573	383,568
Credit Suisse Mtg. Capital Certs. Series 2010-10R, Class 3A1 6.00% due 08/26/37*(2)	282,755	297,368
Credit Suisse Mtg. Capital Certs. Series 2009-12R, Class 18A1 6.00% due 01/27/47*(2)	303,606	321,649
First Franklin Mtg. Loan Trust FRS Series 2010-A, Class A1 0.47% due 10/25/35	225,822	214,288
Jefferies & Co., Inc. Series 2010-R4, Class 1A1 5.00% due 10/26/36*(2)	400,000	413,994
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB17, Class AM 5.46% due 12/12/43(3)	179,000	178,080
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-CB13, Class AM 5.50% due 01/12/43(3)	200,000	193,259
MASTR Adjustable Rate Mtg. Trust FRS Series 2004-7, Class 6A1 0.63% due 08/25/34(2)	130,129	126,335
MASTR Alternative Loans Trust Series 2004-10, Class 3A1 5.00% due 09/25/19(2)	216,862	219,769
Merrill Lynch First Franklin Mtg. Loan Trust FRS Series 2007-5, Class 2A1 0.89% due 10/25/37	26,705	26,234
Morgan Stanley Re-Remic Trust Series 2009-R3, Class 1A 5.50% due 10/26/35*(2)	238,663	246,035
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/18(2)	204,601	208,576

	Principal	Value
Security Description	Amount	(Note 2)

Diversified Financial Services (continued)
Residential Asset Securities Corp. VRS Series 2003-KS10, Class AI4 4.47% due 03/25/32	$103,529	$103,894
Wachovia Bank Commercial Mtg. Trust Series 2005-C19, Class A6 4.70% due 05/15/44(3)	500,000	534,451
Wachovia Bank Commercial Mtg. Trust Series 2005-C22, Class AM 5.49% due 12/15/44(3)	289,000	298,161
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C20, Class A7 5.12% due 07/15/42(3)	300,000	325,776
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 0.61% due 05/25/34	33,832	30,434
Wells Fargo Mtg. Backed Securities Trust Series 2007-4, Class A3 6.00% due 04/25/37(2)	1,000,000	925,471

Total Asset Backed Securities (cost $7,311,640)		7,411,921

CONVERTIBLE BONDS & NOTES — 0.2%
Medical Products — 0.1%
China Medical Technologies, Inc. Senior Bonds 4.00% due 08/15/13	500,000	362,500

Pharmacy Services — 0.1%
Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/35	149,000	142,481

Total Convertible Bonds & Notes (cost $549,349)		504,981

U.S. CORPORATE BONDS & NOTES — 12.2%
Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	500,000	544,024

Banks-Super Regional — 0.5%
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	250,000	262,381
Wells Fargo & Co. Sub. Notes 4.63% due 04/15/14	750,000	793,246
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(4)	250,000	270,000

		1,325,627

Cable TV — 0.0%
FrontierVision Operating Partnership LP Escrow Notes 11.00% due 10/15/07†(5)(6)	500,000	0

Cable/Satellite TV — 0.2%
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	500,000	531,107

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Casino Hotels — 0.5%
Boyd Gaming Corp. Senior Notes 9.13% due 12/01/18*	$1,000,000	$1,017,500
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	250,000	285,625

		1,303,125

Casino Services — 0.7%
CCM Merger, Inc. Notes 8.00% due 08/01/13*	250,000	245,625
Peninsula Gaming LLC Company Guar. Notes 10.75% due 08/15/17	1,000,000	1,092,500
Peninsula Gaming LLC Company Guar. Notes 10.75% due 08/15/17*	250,000	273,125

		1,611,250

Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 7.60% due 05/15/14	250,000	289,909

Commercial Services — 0.1%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15(7)	250,000	250,000

Computers — 0.1%
Hewlett-Packard Co. Senior Notes 4.25% due 02/24/12	250,000	256,020

Diversified Banking Institutions — 1.1%
Bank of America Corp. FRS Jr. Sub. Notes 8.13% due 05/15/18(4)	1,000,000	1,044,310
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	1,180,000	1,236,590
Morgan Stanley Senior Notes 6.25% due 08/09/26	500,000	526,461

		2,807,361

Diversified Financial Services — 0.3%
General Electric Capital Corp. Senior Notes 2.80% due 01/08/13	250,000	256,348
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	500,000	520,271

		776,619

Electric-Generation — 0.2%
Edison Mission Energy Senior Notes 7.20% due 05/15/19	500,000	397,500

	Principal	Value
Security Description	Amount	(Note 2)

Electric-Integrated — 1.0%
Metropolitan Edison Co. Senior Notes 4.95% due 03/15/13	$500,000	$524,869
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	750,000	768,750
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	500,000	596,107
PacifiCorp 1st Mtg. Bonds 5.25% due 06/15/35	500,000	495,342

		2,385,068

Energy-Alternate Sources — 0.0%
Covanta Energy Corp. Escrow Notes 9.25% due 03/01/22†(5)(6)	1,500,000	0
Ogden Corp. Escrow Notes 9.25% due 03/01/22†(5)(6)	1,500,000	0

		0

Finance-Auto Loans — 0.1%
American Honda Finance Corp. Notes 4.63% due 04/02/13*	250,000	264,034

Finance-Investment Banker/Broker — 0.3%
Jefferies Group, Inc. Senior Notes 5.88% due 06/08/14	250,000	273,257
Jefferies Group, Inc. Senior Notes 7.75% due 03/15/12	500,000	522,178

		795,435

Food-Misc. — 0.2%
Corn Products International, Inc. Senior Notes 4.63% due 11/01/20	500,000	504,382

Independent Power Producers — 0.5%
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/20	750,000	783,750
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/18*	250,000	250,625
NRG Energy, Inc. Company Guar. Notes 8.50% due 06/15/19	250,000	258,750

		1,293,125

Insurance-Mutual — 0.1%
New York Life Global Funding Senior Notes 5.25% due 10/16/12*	250,000	264,056

Insurance-Property/Casualty — 0.2%
Fidelity National Financial, Inc. Senior Notes 6.60% due 05/15/17	500,000	527,773

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Medical-HMO — 0.4%
Multiplan, Inc. Company Guar. Notes 9.88% due 09/01/18*	$750,000	$796,875
UnitedHealth Group, Inc. Senior Notes 4.88% due 02/15/13	250,000	264,362

		1,061,237

Medical-Hospitals — 0.3%
HCA, Inc. Sec. Notes 9.25% due 11/15/16	750,000	795,938

MRI/Medical Diagnostic Imaging — 0.4%
Alliance HealthCare Services, Inc. Senior Notes 8.00% due 12/01/16	1,000,000	965,000

Oil Companies-Exploration & Production — 0.2%
Whiting Petroleum Corp. Company Guar. Notes 6.50% due 10/01/18	500,000	520,000

Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 6.25% due 11/01/12	250,000	262,500

Physical Therapy/Rehabilitation Centers — 0.4%
Healthsouth Corp. Company Guar. Notes 7.25% due 10/01/18	750,000	781,875
Healthsouth Corp. Company Guar. Notes 10.75% due 06/15/16	83,000	87,565

		869,440

Pipelines — 0.8%
El Paso Natural Gas Co. Senior Notes 7.50% due 11/15/26	1,000,000	1,169,063
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32(7)	500,000	632,137
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 3.95% due 09/15/15	250,000	262,228

		2,063,428

Publishing-Books — 0.2%
Reed Elsevier Capital, Inc. Company Guar. Notes 6.75% due 08/01/11	364,000	365,614

Quarrying — 0.0%
Vulcan Materials Co. Senior Notes 5.60% due 11/30/12	8,000	8,317

Real Estate Investment Trusts — 1.4%
BioMed Realty LP Company Guar. Notes 6.13% due 04/15/20	500,000	531,918
ERP Operating LP Senior Notes 5.50% due 10/01/12	150,000	157,851

	Principal	Value
Security Description	Amount	(Note 2)

Real Estate Investment Trusts (continued)
HCP, Inc. Senior Notes 6.00% due 03/01/15	$750,000	$834,585
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/21	500,000	510,721
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	250,000	265,945
Shurgard Storage Centers LLC Senior Notes 5.88% due 03/15/13	1,000,000	1,072,565

		3,373,585

Retail-Automobile — 0.1%
Sonic Automotive, Inc. Company Guar. Notes 9.00% due 03/15/18	250,000	263,125

Retail-Regional Department Stores — 0.3%
Neiman-Marcus Group, Inc. Company Guar. Notes 10.38% due 10/15/15	750,000	787,500

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13(8)	125,000	156

Special Purpose Entity — 0.1%
QHP Royalty Sub LLC Senior Sec. Notes 10.25% due 03/15/15*(6)	118,083	120,660

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 5.00% due 12/01/12	300,000	316,698

Steel-Specialty — 0.2%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/21	500,000	532,208

Telecom Services — 0.5%
Clearwire Communications LLC/Clearwire Finance, Inc. Company Guar. Notes 12.00% due 12/01/17*	250,000	261,875
Qwest Corp. Senior Notes 8.88% due 03/15/12(7)	1,000,000	1,052,500

		1,314,375

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 4.95% due 01/15/13	150,000	159,003
Verizon New Jersey, Inc. Senior Notes 5.88% due 01/17/12	188,000	193,168

		352,171

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Transport-Services — 0.1%
United Parcel Service, Inc. Senior Notes 4.50% due 01/15/13	$250,000	$264,159

Total U.S. Corporate Bonds & Notes (cost $28,718,810)		30,362,526

FOREIGN CORPORATE BONDS & NOTES — 2.5%
Banks-Commercial — 0.2%
Commonwealth Bank of Australia Senior Notes 2.13% due 03/17/14*	250,000	252,504
Westpac Banking Corp. Senior Notes 3.00% due 08/04/15	250,000	252,710

		505,214

Banks-Money Center — 0.1%
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	250,000	255,693

Cruise Lines — 0.7%
Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 03/15/18	1,000,000	1,067,500
Seven Seas Cruises S de RL LLC Senior Sec. Notes 9.13% due 05/15/19*	500,000	515,000

		1,582,500

Diversified Banking Institutions — 0.1%
Morgan Stanley Senior Notes 6.00% due 05/13/14	250,000	272,280

Finance-Other Services — 0.1%
BP Capital Markets PLC Company Guar. Notes 5.25% due 11/07/13	250,000	270,866

Insurance-Reinsurance — 0.2%
Aspen Insurance Holdings, Ltd. Senior Notes 6.00% due 12/15/20	500,000	516,787

Medical-Drugs — 0.3%
Elan Finance PLC/Elan Finance Corp. Company Guar. Notes 8.75% due 10/15/16	750,000	788,437

Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/19	500,000	527,328
Petro-Canada Senior Notes 4.00% due 07/15/13	1,000,000	1,053,480

		1,580,808

Steel-Producers — 0.2%
ArcelorMittal Senior Notes 5.50% due 03/01/21	500,000	500,781

Total Foreign Corporate Bonds & Notes (cost $6,048,891)		6,273,366

	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN GOVERNMENT AGENCIES — 0.2%
Sovereign — 0.2%
Federal Republic of Brazil Notes 8.00% due 01/15/18 (cost $376,825)	$420,778	$505,985

U.S. GOVERNMENT AGENCIES — 14.4%
Federal Home Loan Mtg. Corp. — 5.1%
1.13% due 07/27/12	250,000	251,989
3.50% due July TBA	500,000	509,140
4.00% due 12/01/40	447,327	447,602
4.50% due 07/01/19	421,295	450,151
4.50% due 07/01/39	694,330	720,469
4.50% due 09/01/39	834,738	864,337
4.50% due 08/01/40	358,620	371,000
4.50% due July TBA	300,000	309,891
5.00% due 06/01/33	217,457	232,668
5.00% due 08/01/33	685,081	732,416
5.00% due 04/01/35	384,603	410,620
5.00% due 01/01/40	415,785	442,157
5.50% due 11/01/17	83,532	90,495
5.50% due 01/01/18	100,412	108,782
5.50% due 11/01/18	220,260	239,032
5.50% due 05/01/31	101,021	109,943
5.50% due 12/01/33	378,603	412,099
5.50% due 09/01/35	428,784	466,184
5.50% due 01/01/36	341,336	371,641
5.50% due 04/01/36	385,147	420,065
6.00% due 04/01/17	61,511	66,538
6.00% due 05/01/17	105,810	114,459
6.00% due 05/01/31	50,864	56,446
6.00% due 09/01/32	33,104	36,737
6.00% due 05/01/34	354,941	392,566
6.00% due 01/01/35	721,047	797,665
6.00% due 06/01/38	584,072	645,255
6.50% due 02/01/14	14,347	14,805
6.50% due 01/01/32	180,745	205,015
7.00% due 02/01/15	6,591	7,068
7.00% due 03/01/15	19,337	20,734
7.00% due 06/01/15	6,555	7,123
7.00% due 03/01/16	19,033	20,682
7.00% due 01/01/32	21,935	25,464
7.50% due 12/01/30	65,594	76,664
7.50% due 01/01/31	59,494	69,534
7.50% due 02/01/31	8,681	10,146
8.00% due 08/01/30	13,043	15,500
REMIC Series 3805, Class EG 3.50% due 06/15/40(2)	288,303	301,232
Series 3833, Class HA 4.00% due 02/15/28(2)	493,404	517,328
Series 3741, Class PI 4.00% due 02/15/35(2)	624,336	80,920
Series 3805, Class EK 4.00% due 06/15/40(2)	223,915	235,034
Series 3633, Class LA 4.50% due 03/15/38(2)	315,693	334,713
Series 2808, Class PG 5.50% due 04/15/33(2)	554,982	603,708
Series 3341, Class PA 6.00% due 09/15/29(2)	76,229	77,112

		12,693,129

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)

Federal National Mtg. Assoc. — 8.0%
4.00% due 08/01/25	$258,916	$270,259
4.00% due 08/01/40	1,023,638	1,025,083
4.00% due 09/01/40	1,403,002	1,405,937
4.00% due 01/01/41	974,404	975,779
4.00% due 02/01/41	295,956	296,373
4.50% due 11/01/19	434,929	465,263
4.50% due 05/01/39	553,396	573,537
4.50% due 10/01/39	433,931	449,724
4.50% due 05/01/40	664,207	689,004
4.50% due 08/01/40	760,246	787,678
4.50% due 09/01/40	488,488	506,114
5.00% due 01/01/18	303,422	327,983
5.00% due 06/01/18	375,231	403,771
5.00% due 10/01/18	274,334	295,196
5.00% due 04/01/34	533,552	569,987
5.00% due 06/01/34	443,053	473,308
5.00% due 08/01/35	323,861	345,774
5.00% due 04/01/39	452,987	484,203
5.00% due 12/01/39	319,094	339,921
5.00% due 05/01/40	277,309	295,205
5.00% due 06/01/40	473,731	506,376
5.50% due 05/01/33	229,995	250,485
5.50% due 02/01/34	695,400	753,482
5.50% due 04/01/34	220,421	239,888
5.50% due 08/01/34	179,163	194,089
5.50% due 02/01/35	416,274	453,038
6.00% due 08/01/18	30,400	33,305
6.00% due 05/01/31	34,650	38,437
6.00% due 08/01/31	206,172	228,703
6.00% due 04/01/32	110,530	122,609
6.00% due 04/01/37	447,100	494,704
6.00% due 05/01/38	483,912	532,411
6.00% due 11/01/38	244,607	269,122
6.50% due 06/01/19	23,987	27,179
6.50% due 09/01/24	57,018	64,727
6.50% due 09/01/25	9,400	10,736
6.50% due 11/01/25	16,715	19,047
6.50% due 05/01/26	24,260	27,610
6.50% due 11/01/27	1,234	1,404
6.50% due 07/01/29	105,620	120,687
6.50% due 01/01/32	28,252	32,152
6.50% due 03/01/32	143,231	163,002
6.50% due 04/01/32	185,934	211,599
6.50% due 12/01/32	53,338	60,700
6.50% due 07/01/34	143,172	163,000
6.50% due 10/01/37	236,702	268,487
6.50% due July TBA	300,000	339,656
6.63% due 11/15/30	300,000	378,943
7.00% due 05/01/15	1,290	1,400
7.00% due 12/01/15	1,198	1,301
7.00% due 01/01/16	27,273	29,598
7.00% due 04/01/16	9,025	9,993
7.00% due 05/01/29	21,147	24,472
7.00% due 09/01/29	8,197	9,484
7.00% due 12/01/29	1,666	1,895
7.00% due 01/01/31	7,419	8,587
7.00% due 07/01/31	11,017	12,751
7.50% due 02/01/16	84,194	95,479
7.50% due 11/01/30	29,262	33,168

	Principal	Value
Security Description	Amount	(Note 2)

Federal National Mtg. Assoc. (continued)
7.50% due 01/01/31	$115,371	$135,505
7.50% due 02/01/31	28,638	33,644
7.50% due 03/01/31	25,647	29,129
8.00% due 01/01/16	123,084	135,027
REMIC Series 2010-151, Class PI 4.00% due 05/25/28(2)	629,312	96,205
Series 2009-87, Class QC 4.00% due 08/25/37(2)	233,725	244,563
Series 2009-19, Class PW 4.50% due 10/25/36(2)	300,000	306,265
Series 2011-18, Class EA 4.50% due 06/25/37(2)	289,648	305,469
Series 2007-84, Class P 5.00% due 08/25/37(2)	260,320	280,914
Series 2007-79, Class MD 5.50% due 12/25/35(2)	500,000	549,449
Series 1993-248, Class SA FRS 6.30% due 08/25/23(2)	73,308	76,840
Series 2002-16, Class TM 7.00% due 04/25/32(2)	306,788	351,513

		19,758,328

Government National Mtg. Assoc. — 1.3%
4.50% due 10/15/39	306,750	325,099
4.50% due 06/15/41	300,000	317,219
5.50% due 07/20/33	373,358	413,378
5.50% due 02/20/34	267,386	295,879
5.50% due 03/20/34	247,670	274,063
6.00% due 05/20/32	97,602	108,440
6.00% due 07/20/33	213,190	237,439
6.50% due 11/15/23	56,482	64,493
6.50% due 12/15/23	170,570	194,760
6.50% due 02/15/24	50,489	57,762
6.50% due 03/20/27	4,945	5,603
6.50% due 04/20/27	22,563	25,565
6.50% due 07/15/32	56,319	64,256
6.50% due 04/20/34	121,894	138,070
7.00% due 12/15/22	15,087	17,358
7.00% due 05/15/23	4,225	4,900
7.00% due 06/15/23	3,156	3,660
7.00% due 12/15/23	10,418	12,035
7.00% due 04/15/28	13,242	15,431
7.50% due 08/15/30	15,785	18,574
7.50% due 09/15/30	5,003	5,886
7.50% due 11/15/30	36,258	42,664
7.50% due 01/15/31	19,728	23,264
REMIC Series 2009-94, Class KB 3.00% due 09/16/39(2)	273,296	280,753
Series 2011-28, Class V 4.00% due 02/20/34(2)	297,316	304,293
Series 2002-70, Class PA 4.50% due 08/20/32(2)	41,622	43,898

		3,294,742

Total U.S. Government Agencies (cost $34,206,982)		35,746,199

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT TREASURIES — 0.5%
United States Treasury Bonds — 0.3%
6.25% due 08/15/23	$300,000	$380,578
7.50% due 11/15/24	200,000	281,656

		662,234

United States Treasury Notes — 0.2%
1.88% due 02/28/14	300,000	309,352
2.63% due 11/15/20	250,000	240,781

		550,133

Total U.S. Government Treasuries (cost $1,208,548)		1,212,367

LOANS(10)(11) — 0.2%
Casino Hotels — 0.2%
CCM Merger, Inc. 7.00% due 02/01/17	241,245	244,788
Green Valley Ranch Resort 6.25% due 04/28/17	100,000	99,000
Green Valley Ranch Resort 10.00% due 04/28/17	200,000	199,500

Total Loans (cost $539,245)		543,288

Total Long-Term Investment Securities (cost $216,504,848)		243,167,434

REPURCHASE AGREEMENT — 2.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/11, to be repurchased 07/01/11 in the amount of $6,364,002 and collateralized by $6,450,000 of United States Treasury Notes, bearing interest at 1.75% due 05/31/16 and having approximate value of $6,494,273 (cost $6,364,000)	6,364,000	6,364,000

TOTAL INVESTMENTS (cost $222,868,848)(9)	100.5%	249,531,434
Liabilities in excess of other assets	(0.5)	(1,131,078)

NET ASSETS	100.0%	$248,400,356

†	Non-income producing security.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2011, the aggregate value of these securities was $7,101,355 representing 2.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(2)	Collateralized Mortgage Obligation.
(3)	Commercial Mortgage Backed Security.
(4)	Perpetual maturity — maturity date reflects the next call date.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(6)	Illiquid security. At June 30, 2011, the aggregate value of these securities was $120,660 representing 0.1% of net assets.
(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2011.
(8)	Bond in default.

(9)	See Note 6 for cost of investments on a tax basis.
(10)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	Consists of more than one type of security traded together as a unit.
(13)	Security was valued using fair value procedures at June 30, 2011. The aggregate value of these securities was $44,020 representing 0.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
ADR — American Depository Receipt
REMIC — Real Estate Mortgage Investment Conduit
TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
FRS — Floating Rate Security
VRS — Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at June 30, 2011 and unless otherwise noted, the dates shown are the original maturity dates.

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock	$158,286,839	$127,158#	$—	$158,413,997
Convertible Preferred Stock	78,705	—	—	78,705
Exchange Traded Funds	557,025	—	—	557,025
Preferred Stock	1,557,074	—	—	1,557,074
Asset Backed Securities	—	7,411,921	—	7,411,921
Convertible Bonds & Notes	—	504,981	—	504,981
U.S. Corporate Bonds & Notes	—	30,362,526	0	30,362,526
Foreign Corporate Bonds & Notes	—	6,273,366	—	6,273,366
Foreign Government Agencies	—	505,985	—	505,985
U.S. Government Agencies	—	35,746,199	—	35,746,199
U.S. Government Treasuries	—	1,212,367	—	1,212,367
Loans	—	244,788	298,500	543,288
Repurchase Agreement	—	6,364,000	—	6,364,000

Total	$160,479,643	$88,753,291	$298,500	$249,531,434

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $44,020 representing 0.0% of net assets. See Note 2.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed	U.S. Corporate
	Securities	Bonds & Notes	Loans

Balance as of 12/31/2010	$692,650	$0	$—
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized gain	—	—	—
Realized loss	930	—	—
Change in unrealized appreciation(1)	16,429	—	500
Change in unrealized depreciation(1)	—	—	—
Net purchases	137	—	298,000
Net sales	(16,208)	—	—
Transfers into Level 3(2)	—	—	—
Transfers out of Level 3(2)	(693,938)	—	—

Balance as of 6/30/2011	$—	$0	$298,500

(1)	The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to level 3 investments still held at June 30, 2011 includes:

Asset Backed	U.S. Corporate
Securities	Bonds & Notes	Loans

$—	$—	$500

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Anchor Series Trust Growth and Income Portfolio
PORTFOLIO PROFILE — June 30, 2011 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	6.7%
Diversified Banking Institutions	4.0
Diversified Manufacturing Operations	3.9
Computers	3.3
Enterprise Software/Service	2.5
Investment Management/Advisor Services	2.5
Cosmetics & Toiletries	2.5
Beverages-Non-alcoholic	2.5
Computers-Memory Devices	2.4
Banks-Super Regional	2.4
Coal	2.3
Retail-Apparel/Shoe	2.2
Gold Mining	2.2
Oil Companies-Exploration & Production	2.1
Retail-Major Department Stores	2.1
Schools	2.1
Networking Products	1.9
Aerospace/Defense	1.9
Metal Processors & Fabrication	1.8
Oil & Gas Drilling	1.8
Web Portals/ISP	1.8
Retail-Drug Store	1.7
Medical-Drugs	1.7
Tobacco	1.7
Applications Software	1.7
Financial Guarantee Insurance	1.7
Machinery-Pumps	1.6
Agricultural Chemicals	1.6
Repurchase Agreements	1.5
Transport-Services	1.5
Wireless Equipment	1.5
Medical-Generic Drugs	1.5
Retail-Restaurants	1.5
Medical-HMO	1.3
Medical Instruments	1.3
Television	1.3
Telephone-Integrated	1.3
E-Commerce/Services	1.3
Medical-Wholesale Drug Distribution	1.2
Instruments-Scientific	1.1
Telecom Equipment-Fiber Optics	1.1
Commercial Services-Finance	1.1
Distribution/Wholesale	1.0
Medical-Biomedical/Gene	1.0
Auto-Cars/Light Trucks	1.0
Insurance-Life/Health	1.0
Engineering/R&D Services	0.9
Retail-Discount	0.9
Electric-Integrated	0.9
Computer Services	0.8
Insurance-Multi-line	0.8
Semiconductor Components-Integrated Circuits	0.7
Semiconductor Equipment	0.7
Medical Products	0.7
Machinery-Farming	0.7
Electronic Parts Distribution	0.6
Steel-Specialty	0.6
Metal-Copper	0.6
Metal-Diversified	0.6
Food-Misc.	0.5

Retail-Building Products	0.5
Oil-Field Services	0.4
Transactional Software	0.1

100.1%

*	Calculated as a percentage of net assets

Anchor Series Trust Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.6%
Aerospace/Defense — 1.9%
Boeing Co.	1,225	$90,564
Raytheon Co.	1,680	83,748

		174,312

Agricultural Chemicals — 1.6%
Agrium, Inc.	500	43,880
Monsanto Co.	635	46,063
Potash Corp. of Saskatchewan, Inc.	900	51,291

		141,234

Applications Software — 1.7%
Microsoft Corp.	5,725	148,850

Auto-Cars/Light Trucks — 1.0%
Ford Motor Co.†	6,410	88,394

Banks-Super Regional — 2.4%
Wells Fargo & Co.	7,630	214,098

Beverages-Non-alcoholic — 2.5%
PepsiCo, Inc.	3,165	222,911

Coal — 2.3%
Alpha Natural Resources, Inc.†	2,680	121,779
Peabody Energy Corp.	1,400	82,474

		204,253

Commercial Services-Finance — 1.1%
Western Union Co.	4,745	95,042

Computer Services — 0.8%
International Business Machines Corp.	440	75,482

Computers — 3.3%
Apple, Inc.†	715	240,004
Hewlett-Packard Co.	1,470	53,508

		293,512

Computers-Memory Devices — 2.4%
EMC Corp.†	7,795	214,752

Cosmetics & Toiletries — 2.5%
Procter & Gamble Co.	3,545	225,356

Distribution/Wholesale — 1.0%
WESCO International, Inc.†	1,710	92,494

Diversified Banking Institutions — 4.0%
Citigroup, Inc.	2,355	98,062
Goldman Sachs Group, Inc.	495	65,879
JPMorgan Chase & Co.	3,165	129,575
UBS AG†	3,810	69,571

		363,087

Diversified Manufacturing Operations — 3.9%
Dover Corp.	1,000	67,800
General Electric Co.	4,935	93,074
Honeywell International, Inc.	3,135	186,815

		347,689

E-Commerce/Services — 1.3%
eBay, Inc.†	3,525	113,752

Electric-Integrated — 0.9%
American Electric Power Co., Inc.	1,030	38,810
NextEra Energy, Inc.	690	39,648

		78,458

		Value
Security Description	Shares	(Note 2)

Electronic Parts Distribution — 0.6%
Arrow Electronics, Inc.†	1,400	$58,100

Engineering/R&D Services — 0.9%
Fluor Corp.	1,315	85,028

Enterprise Software/Service — 2.5%
Oracle Corp.	6,920	227,737

Financial Guarantee Insurance — 1.7%
Assured Guaranty, Ltd.	9,100	148,421

Food-Misc. — 0.5%
H.J. Heinz Co.	900	47,952

Gold Mining — 2.2%
Barrick Gold Corp.	4,270	193,388

Instruments-Scientific — 1.1%
Thermo Fisher Scientific, Inc.†	1,545	99,483

Insurance-Life/Health — 1.0%
Aflac, Inc.	1,850	86,358

Insurance-Multi-line — 0.8%
Hartford Financial Services Group, Inc.	2,585	68,166

Investment Management/Advisor Services — 2.5%
Ameriprise Financial, Inc.	3,925	226,394

Machinery-Farming — 0.7%
Deere & Co.	750	61,838

Machinery-Pumps — 1.6%
Flowserve Corp.	1,335	146,703

Medical Instruments — 1.3%
Medtronic, Inc.	1,350	52,016
St. Jude Medical, Inc.	1,415	67,467

		119,483

Medical Products — 0.7%
Covidien PLC	1,200	63,876

Medical-Biomedical/Gene — 1.0%
Amgen, Inc.†	895	52,223
Gilead Sciences, Inc.†	950	39,340

		91,563

Medical-Drugs — 1.7%
AstraZeneca PLC ADR	1,400	70,098
Pfizer, Inc.	4,094	84,336

		154,434

Medical-Generic Drugs — 1.5%
Teva Pharmaceutical Industries, Ltd. ADR	2,810	135,498

Medical-HMO — 1.3%
UnitedHealth Group, Inc.	2,325	119,924

Medical-Wholesale Drug Distribution — 1.2%
Cardinal Health, Inc.	2,445	111,052

Metal Processors & Fabrication — 1.8%
Precision Castparts Corp.	1,005	165,473

Metal-Copper — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	1,030	54,487

Metal-Diversified — 0.6%
Rio Tinto PLC ADR	700	50,624

Networking Products — 1.9%
Cisco Systems, Inc.	11,180	174,520

Anchor Series Trust Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Oil & Gas Drilling — 1.8%
Atwood Oceanics, Inc.†	1,100	$48,543
Noble Corp.	2,960	116,654

		165,197

Oil Companies-Exploration & Production — 2.1%
Apache Corp.	495	61,078
Ultra Petroleum Corp.†	1,310	59,998
Whiting Petroleum Corp.†	1,200	68,292

		189,368

Oil Companies-Integrated — 6.7%
BP PLC ADR	3,510	155,458
Exxon Mobil Corp.	4,460	362,955
Petroleo Brasileiro SA ADR	2,545	86,173

		604,586

Oil-Field Services — 0.4%
Halliburton Co.	750	38,250

Retail-Apparel/Shoe — 2.2%
Buckle, Inc.	1,100	46,970
Guess?, Inc.	2,925	123,025
Ross Stores, Inc.	400	32,048

		202,043

Retail-Building Products — 0.5%
Lowe’s Cos., Inc.	1,775	41,375

Retail-Discount — 0.9%
Wal-Mart Stores, Inc.	1,505	79,976

Retail-Drug Store — 1.7%
CVS Caremark Corp.	4,150	155,957

Retail-Major Department Stores — 2.1%
Nordstrom, Inc.	3,215	150,912
TJX Cos., Inc.	680	35,720

		186,632

Retail-Restaurants — 1.5%
McDonald’s Corp.	620	52,278
Starbucks Corp.	1,975	77,993

		130,271

Schools — 2.1%
ITT Educational Services, Inc.†	2,365	185,038

Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	1,650	64,581

Semiconductor Equipment — 0.7%
ASML Holding NV	1,735	64,126

Steel-Specialty — 0.6%
Allegheny Technologies, Inc.	880	55,854

Telecom Equipment-Fiber Optics — 1.1%
Corning, Inc.	2,700	49,005
JDS Uniphase Corp.†	2,850	47,481

		96,486

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	147	7

Telephone-Integrated — 1.3%
AT&T, Inc.	3,745	117,630

		Value
Security Description	Shares	(Note 2)

Television — 1.3%
CBS Corp., Class B	4,145	$118,091

Tobacco — 1.7%
Philip Morris International, Inc.	2,290	152,903

Transactional Software — 0.1%
Longtop Financial Technologies, Ltd. ADR†(3)(4)	1,000	4,616

Transport-Services — 1.5%
United Parcel Service, Inc., Class B	1,905	138,932

Web Portals/ISP — 1.8%
Google, Inc., Class A†	325	164,574

Wireless Equipment — 1.5%
QUALCOMM, Inc.	2,425	137,716

Total Long-Term Investment Securities (cost $7,808,269)		8,878,387

REPURCHASE AGREEMENTS — 1.5%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$10,000	10,000
Barclays Capital PLC Joint Repurchase Agreement(1)	20,000	20,000
BNP Paribas SA Joint Repurchase Agreement(1)	20,000	20,000
Deutsche Bank AG Joint Repurchase Agreement(1)	25,000	25,000
Royal Bank Of Scotland Joint Repurchase Agreement(1)	20,000	20,000
UBS Securities LLC Joint Repurchase Agreement(1)	45,000	45,000

Total Repurchase Agreements (cost $140,000)		140,000

TOTAL INVESTMENTS (cost $7,948,269)(2)	100.1%	9,018,387
Liabilities in excess of other assets	(0.1)	(12,637)

NET ASSETS	100.0%	$9,005,750

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	Illiquid security. At June 30, 2011, the aggregate value of these securities was $4,616 representing 0.1% of net assets.
ADR — American Depository Receipt

Anchor Series Trust Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Oil Companies-Integrated	$604,586	$—	$—	$604,586
Other Industries*	8,269,185	—	4,616	8,273,801
Repurchase Agreements	—	140,000	—	140,000

Total	$8,873,771	$140,000	$4,616	$9,018,387

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stock by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock

Balance as of 12/31/2010	$—
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	(15,487)
Net purchases	20,103
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 6/30/2011	$4,616

(1)	The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to level 3 investments still held at June 30, 2011 includes:

Common Stock

$(15,487)

See Notes to Financial Statements

Anchor Series Trust Growth Portfolio
PORTFOLIO PROFILE — June 30, 2011 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	4.0%
Oil Companies-Integrated	4.0
Oil Companies-Exploration & Production	3.8
Investment Management/Advisor Services	3.3
Computers	3.2
Diversified Manufacturing Operations	2.8
Enterprise Software/Service	2.8
Retail-Apparel/Shoe	2.8
Commercial Services-Finance	2.5
Schools	2.5
Beverages-Non-alcoholic	2.3
Coal	2.3
Retail-Major Department Stores	2.3
Oil & Gas Drilling	2.2
Gold Mining	2.2
Banks-Super Regional	2.2
Computers-Memory Devices	2.1
Networking Products	2.0
Aerospace/Defense	1.9
Instruments-Scientific	1.8
Financial Guarantee Insurance	1.8
Cosmetics & Toiletries	1.7
Machinery-Pumps	1.7
Metal Processors & Fabrication	1.7
Medical-Generic Drugs	1.6
Tobacco	1.6
Agricultural Chemicals	1.6
Transport-Services	1.5
Wireless Equipment	1.5
Retail-Restaurants	1.4
Medical Instruments	1.4
Insurance-Multi-line	1.3
Distribution/Wholesale	1.3
Medical-HMO	1.3
Repurchase Agreements	1.3
E-Commerce/Services	1.2
Television	1.2
Medical-Wholesale Drug Distribution	1.2
Web Portals/ISP	1.1
Insurance-Life/Health	1.1
Retail-Drug Store	1.1
Medical-Biomedical/Gene	1.1
Machinery-Construction & Mining	0.9
Engineering/R&D Services	0.9
Applications Software	0.9
Wire & Cable Products	0.9
Oil Field Machinery & Equipment	0.9
Telecom Equipment-Fiber Optics	0.9
Metal-Copper	0.8
Electronic Parts Distribution	0.8
Auto-Heavy Duty Trucks	0.8
Chemicals-Diversified	0.8
Telephone-Integrated	0.8
Semiconductor Components-Integrated Circuits	0.7
Semiconductor Equipment	0.7
Medical Products	0.6
Steel-Specialty	0.6
Computer Services	0.6
Medical-Drugs	0.6
Metal-Diversified	0.6
Auto-Cars/Light Trucks	0.5
Retail-Building Products	0.5

Electric-Integrated	0.5
Containers-Metal/Glass	0.3
Transactional Software	0.1

99.4%

*	Calculated as a percentage of net assets

Anchor Series Trust Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.1%
Aerospace/Defense — 1.9%
Boeing Co.	54,075	$3,997,765
Raytheon Co.	75,881	3,782,668

		7,780,433

Agricultural Chemicals — 1.6%
Agrium, Inc.	28,900	2,536,264
Monsanto Co.	27,930	2,026,042
Potash Corp. of Saskatchewan, Inc.	33,700	1,920,563

		6,482,869

Applications Software — 0.9%
Microsoft Corp.	141,325	3,674,450

Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.†	163,090	2,249,011

Auto-Heavy Duty Trucks — 0.8%
Navistar International Corp.†	56,400	3,184,344

Banks-Super Regional — 2.2%
Wells Fargo & Co.	314,505	8,825,010

Beverages-Non-alcoholic — 2.3%
Cott Corp.†	282,000	2,371,620
PepsiCo, Inc.	100,470	7,076,102

		9,447,722

Chemicals-Diversified — 0.8%
Celanese Corp., Series A	58,600	3,123,966

Coal — 2.3%
Alpha Natural Resources, Inc.†	63,275	2,875,216
Peabody Energy Corp.	110,800	6,527,228

		9,402,444

Commercial Services-Finance — 2.5%
Global Payments, Inc.	59,700	3,044,700
Western Union Co.	365,660	7,324,170

		10,368,870

Computer Services — 0.6%
iGATE Corp.	147,900	2,413,728

Computers — 3.2%
Apple, Inc.†	30,410	10,207,725
Hewlett-Packard Co.	80,000	2,912,000

		13,119,725

Computers-Memory Devices — 2.1%
EMC Corp.†	216,185	5,955,897
NetApp, Inc.†	47,800	2,522,884

		8,478,781

Containers-Metal/Glass — 0.3%
Owens-Illinois, Inc.†	43,900	1,133,059

Cosmetics & Toiletries — 1.7%
Procter & Gamble Co.	111,935	7,115,708

Distribution/Wholesale — 1.3%
WESCO International, Inc.†	102,200	5,527,998

		Value
Security Description	Shares	(Note 2)

Diversified Banking Institutions — 4.0%
Citigroup, Inc.	111,100	$4,626,204
Goldman Sachs Group, Inc.	22,755	3,028,463
JPMorgan Chase & Co.	132,575	5,427,621
UBS AG†	182,985	3,341,306

		16,423,594

Diversified Manufacturing Operations — 2.8%
Cooper Industries PLC	51,300	3,061,071
General Electric Co.	166,225	3,135,003
Honeywell International, Inc.	90,615	5,399,748

		11,595,822

E-Commerce/Services — 1.2%
eBay, Inc.†	155,475	5,017,178

Electric-Integrated — 0.5%
NextEra Energy, Inc.	33,525	1,926,346

Electronic Parts Distribution — 0.8%
Arrow Electronics, Inc.†	77,600	3,220,400

Engineering/R&D Services — 0.9%
Fluor Corp.	58,070	3,754,806

Enterprise Software/Service — 2.8%
JDA Software Group, Inc.†	85,800	2,650,362
Oracle Corp.	266,825	8,781,211

		11,431,573

Financial Guarantee Insurance — 1.8%
Assured Guaranty, Ltd.	452,583	7,381,629

Gold Mining — 2.2%
Barrick Gold Corp.	195,725	8,864,385

Instruments-Scientific — 1.8%
Thermo Fisher Scientific, Inc.†	68,935	4,438,725
Waters Corp.†	31,100	2,977,514

		7,416,239

Insurance-Life/Health — 1.1%
Aflac, Inc.	99,100	4,625,988

Insurance-Multi-line — 1.3%
Hartford Financial Services Group, Inc.	209,815	5,532,822

Investment Management/Advisor Services — 3.3%
Ameriprise Financial, Inc.	197,520	11,392,954
Waddell & Reed Financial, Inc., Class A	59,000	2,144,650

		13,537,604

Machinery-Construction & Mining — 0.9%
Joy Global, Inc.	40,000	3,809,600

Machinery-Pumps — 1.7%
Flowserve Corp.	64,691	7,108,894

Medical Instruments — 1.4%
St. Jude Medical, Inc.	120,940	5,766,419

Medical Products — 0.6%
Covidien PLC	47,000	2,501,810

Medical-Biomedical/Gene — 1.1%
Amgen, Inc.†	39,535	2,306,867
Gilead Sciences, Inc.†	48,400	2,004,244

		4,311,111

Anchor Series Trust Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Drugs — 0.6%
Pfizer, Inc.	113,705	$2,342,323

Medical-Generic Drugs — 1.6%
Teva Pharmaceutical Industries, Ltd. ADR	139,185	6,711,501

Medical-HMO — 1.3%
Humana, Inc.	37,600	3,028,304
UnitedHealth Group, Inc.	46,840	2,416,007

		5,444,311

Medical-Wholesale Drug Distribution — 1.2%
Cardinal Health, Inc.	109,190	4,959,410

Metal Processors & Fabrication — 1.7%
Precision Castparts Corp.	42,915	7,065,955

Metal-Copper — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	65,500	3,464,950

Metal-Diversified — 0.6%
Rio Tinto PLC ADR	32,335	2,338,467

Networking Products — 2.0%
Cisco Systems, Inc.	535,580	8,360,404

Oil & Gas Drilling — 2.2%
Atwood Oceanics, Inc.†	80,758	3,563,850
Noble Corp.	138,775	5,469,123

		9,032,973

Oil Companies-Exploration & Production — 3.8%
Apache Corp.	51,415	6,344,097
Ultra Petroleum Corp.†	62,600	2,867,080
Whiting Petroleum Corp.†	114,600	6,521,886

		15,733,063

Oil Companies-Integrated — 4.0%
BP PLC ADR	95,135	4,213,529
Exxon Mobil Corp.	124,660	10,144,831
Petroleo Brasileiro SA ADR	59,115	2,001,634

		16,359,994

Oil Field Machinery & Equipment — 0.9%
Cameron International Corp.†	71,200	3,580,648

Retail-Apparel/Shoe — 2.8%
Buckle, Inc.	82,461	3,521,085
Guess?, Inc.	154,770	6,509,626
Ross Stores, Inc.	15,600	1,249,872

		11,280,583

Retail-Building Products — 0.5%
Lowe’s Cos., Inc.	82,970	1,934,031

Retail-Drug Store — 1.1%
CVS Caremark Corp.	118,300	4,445,714

Retail-Major Department Stores — 2.3%
Nordstrom, Inc.	163,245	7,662,720
TJX Cos., Inc.	32,070	1,684,637

		9,347,357

		Value
Security Description	Shares	(Note 2)

Retail-Restaurants — 1.4%
Cracker Barrel Old Country Store, Inc.	49,100	$2,421,121
Starbucks Corp.	86,170	3,402,853

		5,823,974

Schools — 2.5%
ITT Educational Services, Inc.†	117,662	9,205,875
Strayer Education, Inc.	7,600	960,564

		10,166,439

Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	70,445	2,757,217

Semiconductor Equipment — 0.7%
ASML Holding NV	74,590	2,756,846

Steel-Specialty — 0.6%
Allegheny Technologies, Inc.	38,600	2,449,942

Telecom Equipment-Fiber Optics — 0.9%
JDS Uniphase Corp.†	211,500	3,523,590

Telephone-Integrated — 0.8%
AT&T, Inc.	98,190	3,084,148

Television — 1.2%
CBS Corp., Class B	175,000	4,985,750

Tobacco — 1.6%
Philip Morris International, Inc.	99,375	6,635,269

Transactional Software — 0.1%
Longtop Financial Technologies, Ltd. ADR†(3)(4)	49,900	230,351

Transport-Services — 1.5%
United Parcel Service, Inc., Class B	84,010	6,126,849

Web Portals/ISP — 1.1%
Google, Inc., Class A†	9,285	4,701,738

Wire & Cable Products — 0.9%
Belden, Inc.	103,200	3,597,552

Wireless Equipment — 1.5%
QUALCOMM, Inc.	106,350	6,039,616

Total Long-Term Investment Securities (cost $363,663,840)		401,835,303

REPURCHASE AGREEMENTS — 1.3%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$420,000	420,000
Barclays Capital PLC Joint Repurchase Agreement(1)	910,000	910,000
BNP Paribas SA Joint Repurchase Agreement(1)	910,000	910,000
Deutsche Bank AG Joint Repurchase Agreement(1)	985,000	985,000
Royal Bank Of Scotland Joint Repurchase Agreement(1)	910,000	910,000
UBS Securities LLC Joint Repurchase Agreement(1)	1,145,000	1,145,000

Total Repurchase Agreements (cost $5,280,000)		5,280,000

Anchor Series Trust Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

		Value
		(Note 2)

COMMON STOCK (continued)
REPURCHASE AGREEMENTS (continued)
TOTAL INVESTMENTS (cost $368,943,840)(2)	99.4%	$407,115,303
Other assets less liabilities	0.6	2,601,283

NET ASSETS	100.0%	$409,716,586

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	Illiquid security. At June 30, 2011, the aggregate value of these securities was $230,351 representing 0.1% of net assets.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock	$401,604,952	$—	$230,351	$401,835,303
Repurchase Agreements	—	5,280,000	—	5,280,000

Total	$401,604,952	$5,280,000	$230,351	$407,115,303

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock

Balance as of 12/31/2010	$—
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	(778,463)
Net purchases	1,008,814
Net sales	—
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 6/30/2011	$230,351

(1)	The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to level 3 investments still held at June 30, 2011 includes:

Common Stock

$(778,463)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Anchor Series Trust Capital Appreciation Portfolio
PORTFOLIO PROFILE — June 30, 2011 — (unaudited)

Industry Allocation*

Electronic Components-Semiconductors	6.5%
Oil Companies-Exploration & Production	5.2
Computers	5.0
E-Commerce/Services	4.3
Enterprise Software/Service	3.7
Networking Products	3.5
Apparel Manufacturers	3.5
Coffee	3.5
Medical-HMO	3.4
Coal	3.1
Retail-Apparel/Shoe	3.0
Computers-Memory Devices	2.7
Electronic Components-Misc.	2.4
Pharmacy Services	2.3
Instruments-Scientific	2.2
Internet Infrastructure Software	2.2
Agricultural Chemicals	1.9
Medical Instruments	1.9
Repurchase Agreements	1.7
Semiconductor Components-Integrated Circuits	1.7
Home Furnishings	1.6
Commercial Services	1.5
Medical-Biomedical/Gene	1.4
Telecommunication Equipment	1.3
Computers-Integrated Systems	1.3
Electronic Measurement Instruments	1.3
Wireless Equipment	1.3
X-Ray Equipment	1.2
Diagnostic Equipment	1.2
Applications Software	1.1
Medical-Wholesale Drug Distribution	1.1
Rental Auto/Equipment	1.1
E-Commerce/Products	1.1
Auto/Truck Parts & Equipment-Original	1.1
Machinery-General Industrial	1.0
Leisure Products	1.0
Electronic Design Automation	1.0
Auto-Heavy Duty Trucks	1.0
Transport-Services	1.0
Commercial Services-Finance	1.0
Investment Management/Advisor Services	1.0
Research & Development	1.0
Casino Hotels	1.0
Hotels/Motels	1.0
Multimedia	1.0
Retail-Building Products	0.9
Engineering/R&D Services	0.9
Transport-Truck	0.9
Medical-Drugs	0.8
Food-Retail	0.8
Human Resources	0.8
Specified Purpose Acquisitions	0.7
Retail-Sporting Goods	0.6
Cellular Telecom	0.4
Lighting Products & Systems	0.2

99.3%

*	Calculated as a percentage of net assets

Anchor Series Trust Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.6%
Agricultural Chemicals — 1.9%
CF Industries Holdings, Inc.	68,600	$9,718,562
Mosaic Co.	194,600	13,180,258

		22,898,820

Apparel Manufacturers — 3.5%
Coach, Inc.	215,550	13,780,111
Hanesbrands, Inc.†	526,000	15,017,300
Under Armour, Inc., Class A†	180,400	13,946,724

		42,744,135

Applications Software — 1.1%
Citrix Systems, Inc.†	173,000	13,840,000

Auto-Heavy Duty Trucks — 1.0%
Navistar International Corp.†	220,270	12,436,444

Auto/Truck Parts & Equipment-Original — 1.1%
Johnson Controls, Inc.	308,300	12,843,778

Casino Hotels — 1.0%
MGM Resorts International†	900,100	11,890,321

Cellular Telecom — 0.4%
MetroPCS Communications, Inc.†	263,500	4,534,835

Coal — 3.1%
Alpha Natural Resources, Inc.†	222,100	10,092,224
Bumi PLC†(3)	332,222	6,183,401
Consol Energy, Inc.	236,600	11,470,368
Peabody Energy Corp.	177,600	10,462,416

		38,208,409

Coffee — 3.5%
Green Mountain Coffee Roasters, Inc.†	478,530	42,713,588

Commercial Services — 1.5%
Weight Watchers International, Inc.	239,214	18,053,481

Commercial Services-Finance — 1.0%
Western Union Co.	619,300	12,404,579

Computers — 5.0%
Apple, Inc.†	182,500	61,259,775

Computers-Integrated Systems — 1.3%
Teradata Corp.†	260,600	15,688,120

Computers-Memory Devices — 2.7%
EMC Corp.†	1,186,766	32,695,403

Diagnostic Equipment — 1.2%
Gen-Probe, Inc.†	203,600	14,078,940

E-Commerce/Products — 1.1%
Amazon.com, Inc.†	63,000	12,882,870

E-Commerce/Services — 4.3%
eBay, Inc.†	693,990	22,395,057
Netflix, Inc.†	57,030	14,981,211
priceline.com, Inc.†	28,090	14,380,114

		51,756,382

Electronic Components-Misc. — 2.4%
Gentex Corp.	513,400	15,520,082
Jabil Circuit, Inc.	664,000	13,412,800

		28,932,882

		Value
Security Description	Shares	(Note 2)

Electronic Components-Semiconductors — 6.5%
Avago Technologies, Ltd.	353,400	$13,429,200
Broadcom Corp., Class A†	416,200	14,000,968
Cavium, Inc.†	283,200	12,344,688
Cree, Inc.†	298,000	10,009,820
NVIDIA Corp.†	668,700	10,655,734
Skyworks Solutions, Inc.†	799,770	18,378,715

		78,819,125

Electronic Design Automation — 1.0%
Cadence Design Systems, Inc.†	1,187,900	12,544,224

Electronic Measurement Instruments — 1.3%
Agilent Technologies, Inc.†	300,400	15,353,444

Engineering/R&D Services — 0.9%
Foster Wheeler AG†	359,100	10,909,458

Enterprise Software/Service — 3.7%
Concur Technologies, Inc.†	257,800	12,908,046
Oracle Corp.	990,700	32,603,937

		45,511,983

Food-Retail — 0.8%
Whole Foods Market, Inc.	156,044	9,900,992

Home Furnishings — 1.6%
Tempur-Pedic International, Inc.†	286,411	19,424,394

Hotel/Motels — 1.0%
Marriott International, Inc., Class A	331,700	11,772,033

Human Resources — 0.8%
Manpower, Inc.	180,800	9,699,920

Instruments-Scientific — 2.2%
Thermo Fisher Scientific, Inc.†	212,400	13,676,436
Waters Corp.†	141,700	13,566,358

		27,242,794

Internet Infrastructure Software — 2.2%
F5 Networks, Inc.†	119,300	13,152,825
TIBCO Software, Inc.†	459,200	13,325,984

		26,478,809

Investment Management/Advisor Services — 1.0%
BlackRock, Inc.	64,500	12,371,745

Leisure Products — 1.0%
Brunswick Corp.	616,089	12,568,216

Lighting Products & Systems — 0.2%
Universal Display Corp.†	59,700	2,094,873

Machinery-General Industrial — 1.0%
FLSmidth & Co. A/S (3)	149,680	12,728,882

Medical Instruments — 1.9%
Edwards Lifesciences Corp.†	259,900	22,658,082

Medical-Biomedical/Gene — 1.4%
Amylin Pharmaceuticals, Inc.†	222,900	2,977,944
Celgene Corp.†	237,900	14,350,128

		17,328,072

Medical-Drugs — 0.8%
Auxilium Pharmaceuticals, Inc.†	264,100	5,176,360
Salix Pharmaceuticals, Ltd.†	129,300	5,150,019

		10,326,379

Anchor Series Trust Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-HMO — 3.4%
Aetna, Inc.	249,580	$11,003,982
CIGNA Corp.	220,200	11,324,886
UnitedHealth Group, Inc.	373,930	19,287,310

		41,616,178

Medical-Wholesale Drug Distribution — 1.1%
Cardinal Health, Inc.	304,600	13,834,932

Multimedia — 1.0%
Walt Disney Co.	299,500	11,692,480

Networking Products — 3.5%
Acme Packet, Inc.†	247,400	17,350,162
Polycom, Inc.†	398,525	25,625,157

		42,975,319

Oil Companies-Exploration & Production — 5.2%
Apache Corp.	97,200	11,993,508
Chesapeake Energy Corp.	349,800	10,385,562
EOG Resources, Inc.	106,100	11,092,755
Gazprom OAO ADR†	774,921	11,275,100
Occidental Petroleum Corp.	126,300	13,140,252
Vallares PLC†	356,534	5,750,807

		63,637,984

Pharmacy Services — 2.3%
Express Scripts, Inc.†	258,000	13,926,840
SXC Health Solutions Corp.†	229,330	13,512,124

		27,438,964

Rental Auto/Equipment — 1.1%
Localiza Rent a Car SA	724,300	12,948,432

Research & Development — 1.0%
Pharmaceutical Product Development, Inc.	452,530	12,145,905

Retail-Apparel/Shoe — 3.0%
Express, Inc.	652,109	14,215,976
Lululemon Athletica, Inc.†	65,300	7,301,846
Ross Stores, Inc.	189,400	15,174,728

		36,692,550

Retail-Building Products — 0.9%
Lowe’s Cos., Inc.	473,700	11,041,947

Retail-Sporting Goods — 0.6%
Dick’s Sporting Goods, Inc.†	178,837	6,876,283

Semiconductor Components-Integrated Circuits — 1.7%
Cypress Semiconductor Corp.†	497,810	10,523,703
NXP Semiconductor NV†	358,300	9,577,359

		20,101,062

		Value
Security Description	Shares	(Note 2)

Specified Purpose Acquisitions — 0.7%
Justice Holdings, Ltd.†(3)	563,489	$8,863,184

Telecommunication Equipment — 1.3%
ADTRAN, Inc.	415,900	16,099,489

Transport-Services — 1.0%
FedEx Corp.	130,800	12,406,380

Transport-Truck — 0.9%
Swift Transportation Co.†	800,071	10,840,962

Wireless Equipment — 1.3%
HTC Corp.(3)	447,000	15,269,722

X-Ray Equipment — 1.2%
Hologic, Inc.†	735,620	14,837,455

Total Long-Term Investment Securities (cost $935,626,950)		1,186,915,415

REPURCHASE AGREEMENTS — 1.7%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$1,640,000	1,640,000
Barclays Capital PLC Joint Repurchase Agreement(1)	3,550,000	3,550,000
BNP Paribas SA Joint Repurchase Agreement(1)	3,550,000	3,550,000
Deutsche Bank AG Joint Repurchase Agreement(1)	3,835,000	3,835,000
Royal Bank Of Scotland Joint Repurchase Agreement(1)	3,550,000	3,550,000
UBS Securities LLC Joint Repurchase Agreement(1)	4,400,000	4,400,000

Total Repurchase Agreements (cost $20,525,000)		20,525,000

TOTAL INVESTMENTS (cost $956,151,950)(2)	99.3%	1,207,440,415
Other assets less liabilities	0.7	8,202,710

NET ASSETS	100.0%	$1,215,643,125

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.
(3)	Security was valued using fair value procedures at June 30, 2011. The aggregate value of these securities was $43,045,189 representing 3.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
ADR — American Depository Receipt

Anchor Series Trust Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 2):

	Level 1 – Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Computers	$61,259,775	$—		$—	$61,259,775
Electronic Components-Semiconductors	78,819,125	—		—	78,819,125
Oil Companies — Exploration & Production	63,637,984	—		—	63,637,984
Other Industries*	940,153,342	43,045,189	#	—	983,198,531
Repurchase Agreements	—	20,525,000		—	20,525,000

Total	$1,143,870,226	$63,570,189		$—	$1,207,440,415

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stock by industry classification, please refer to the Portfolio of Investments.

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $43,045,189 representing 3.5% of net assets. See Note 2.

See Notes to Financial Statements

Anchor Series Trust Natural Resources Portfolio
PORTFOLIO PROFILE — June 30, 2011 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	22.1%
Oil Companies-Integrated	17.9
Diversified Minerals	10.3
Gold Mining	6.2
Metal-Diversified	5.9
Coal	5.6
Metal-Copper	5.2
Oil Refining & Marketing	5.0
Oil & Gas Drilling	3.5
Gas-Distribution	2.4
Platinum	2.4
Metal-Aluminum	2.2
Steel-Producers	1.7
Chemicals-Diversified	1.5
Building Products-Cement	1.4
Metal-Iron	1.4
Repurchase Agreements	1.4
Transport-Marine	1.2
Agricultural Chemicals	1.0
Forestry	0.3

98.6%

*	Calculated as a percentage of net assets

Anchor Series Trust Natural Resources Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 93.5%
Agricultural Chemicals — 1.0%
Mosaic Co.	45,900	$3,108,807

Building Products-Cement — 1.4%
CRH PLC(5)	198,697	4,418,717

Chemicals-Diversified — 1.5%
Sumitomo Chemical Co., Ltd.(5)	957,000	4,779,786

Coal — 5.6%
Bumi Resources Tbk PT(5)	12,771,500	4,407,615
Consol Energy, Inc.	168,340	8,161,123
Mongolian Mining Corp.†(5)	4,116,500	5,080,834

		17,649,572

Diversified Minerals — 6.6%
Anglo American PLC(5)	177,175	8,780,388
BHP Billiton PLC(5)	32,187	1,261,585
Lundin Mining Corp.†	349,400	2,680,865
Teck Resources, Ltd., Class B	157,562	7,994,696

		20,717,534

Forestry — 0.3%
Sino-Forest Corp.†	305,000	1,011,976

Gas-Distribution — 2.4%
Beijing Enterprises Holdings, Ltd.(5)	1,017,664	5,323,687
ENN Energy Holdings, Ltd.(5)	691,579	2,355,214

		7,678,901

Gold Mining — 6.2%
AngloGold Ashanti, Ltd. ADR	74,777	3,147,364
Cia de Minas Buenaventura SA ADR	131,600	4,998,168
Gold Fields, Ltd.(5)	187,639	2,745,580
Kinross Gold Corp.	534,090	8,438,622

		19,329,734

Metal-Aluminum — 2.2%
Alumina, Ltd.(5)	3,000,375	6,869,222

Metal-Copper — 5.2%
First Quantum Minerals, Ltd.	72,400	10,556,159
Kazakhmys PLC(5)	257,777	5,717,173

		16,273,332

Metal-Diversified — 5.9%
Glencore International PLC†	1,027,489	8,096,931
Vedanta Resources PLC(5)	306,059	10,295,373

		18,392,304

Metal-Iron — 1.4%
Fortescue Metals Group, Ltd.(5)	625,756	4,292,152

Oil & Gas Drilling — 3.5%
Noble Corp.	156,800	6,179,488
Transocean, Ltd.	76,200	4,919,472

		11,098,960

Oil Companies-Exploration & Production — 22.1%
Canadian Natural Resources, Ltd.	206,400	8,652,343
Chesapeake Energy Corp.	332,760	9,879,644
Encana Corp.	148,722	4,592,194
EOG Resources, Inc.	119,080	12,449,814
Gazprom OAO ADR (London)†(5)	341,500	5,001,799
Gazprom OAO ADR (OTC US)†	29,709	432,266

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

Oil Companies-Exploration & Production (continued)
KazMunaiGas Exploration Production GDR	139,532	$2,776,687
Oil Search, Ltd.(5)	653,043	4,668,889
Pioneer Natural Resources Co.	72,300	6,475,911
Southwestern Energy Co.†	187,900	8,057,152
Ultra Petroleum Corp.†	140,260	6,423,908

		69,410,607

Oil Companies-Integrated — 17.9%
BG Group PLC(5)	553,168	12,554,451
BP PLC ADR	210,440	9,320,388
Exxon Mobil Corp.	9,614	782,387
Imperial Oil, Ltd.	134,800	6,280,332
Petroleo Brasileiro SA ADR	303,330	10,270,754
Sasol, Ltd. ADR	75,260	3,980,501
Statoil ASA ADR	158,620	4,036,879
Suncor Energy, Inc.	232,572	9,115,270

		56,340,962

Oil Refining & Marketing — 5.0%
Reliance Industries, Ltd. GDR (London)*(5)	79,723	3,210,418
Reliance Industries, Ltd. GDR (OTC US)*	168,097	6,764,223
Tesoro Corp.†	247,800	5,677,098

		15,651,739

Platinum — 2.4%
Anglo American Platinum, Ltd.(5)	81,214	7,553,375

Steel-Producers — 1.7%
Sumitomo Metal Industries, Ltd.(5)	2,319,000	5,215,824

Transport-Marine — 1.2%
Tidewater, Inc.	72,200	3,885,082

Total Common Stock (cost $267,187,760)		293,678,586

EQUITY CERTIFICATES — 1.2%
Diversified Minerals — 1.2%
Morgan Stanley — NMDC, Ltd.(1)(2) (cost $4,559,622)	687,833	3,927,059

PREFERRED STOCK — 2.5%
Diversified Minerals — 2.5%
Vale SA ADR (cost $3,411,734)	268,240	7,768,230

Total Long-Term Investment Securities (cost $275,159,116)		305,373,875

REPURCHASE AGREEMENTS — 1.4%
Bank of America Securities LLC Joint Repurchase Agreement(3)	335,000	335,000
Barclays Capital PLC Joint Repurchase Agreement(3)	730,000	730,000
BNP Paribas SA Joint Repurchase Agreement(3)	730,000	730,000
Deutsche Bank AG Joint Repurchase Agreement(3)	790,000	790,000

Anchor Series Trust Natural Resources Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENTS (continued)

Royal Bank Of Scotland Joint Repurchase Agreement(3)	$730,000	$730,000
UBS Securities LLC Joint Repurchase Agreement(3)	930,000	930,000

Total Repurchase Agreements (cost $4,245,000)		4,245,000

TOTAL INVESTMENTS (cost $279,404,116)(4)	98.6%	309,618,875
Other assets less liabilities	1.4	4,465,898

NET ASSETS	100.0%	$314,084,773

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2011, the aggregate value of these securities was $9,974,641 representing 3.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At June 30, 2011, the aggregate value of these securities was $3,927,059 representing 1.2% of net assets.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the

Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2011, the Natural Resources Portfolio held the following restricted securities:

						Value as
					Value	a % of
	Acquisition		Acquisition		Per	Net
Name	Date	Shares	Cost	Value	Share	Assets

Morgan Stanley— NMDC, Ltd. Equity Certificates	03/23/10	262,333	$1,735,911

	03/30/10	255,300	1,689,856

	03/31/10	170,200	1,133,855

		687,833	$4,559,622	$3,927,059	$5.71	1.25%

(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.
(5)	Security was valued using fair value procedure at June 30, 2011. The aggregate value of these securities was $104,532,082 representing 33.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
ADR — American Depository Receipt
GDR — Global Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 2):

	Level 1-Unadjusted	Level 2-Other		Level 3-Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Coal	$8,161,123	$9,488,449	#	$—	$17,649,572
Diversified Minerals	10,675,561	10,041,973	#	—	20,717,534
Gold Mining	16,584,154	2,745,580	#	—	19,329,734
Metal-Copper	10,556,159	5,717,173	#	—	16,273,332
Metal-Diversified	8,096,931	10,295,373	#	—	18,392,304
Oil Companies — Exploration & Production	59,739,919	9,670,688	#	—	69,410,607
Oil Companies — Integrated	43,786,511	12,554,451	#	—	56,340,962
Oil Refining & Marketing	12,441,321	3,210,418	#	—	15,651,739
Other Industries*	19,104,825	40,807,977	#	—	59,912,802
Equity Certificates	3,927,059	—		—	3,927,059
Preferred Stock	7,768,230	—		—	7,768,230
Repurchase Agreements	—	4,245,000		—	4,245,000

Total	$200,841,793	$108,777,082		$—	$309,618,875

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stock by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $104,532,082 representing 33.3% of net assets. See Note 2.

See Notes to Financial Statements

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO PROFILE — June 30, 2011 — (unaudited)

Industry Allocation*

Repurchase Agreements	10.6%
United States Treasury Notes	7.7
Federal National Mtg. Assoc.	7.6
Federal Home Loan Mtg. Corp.	6.1
Diversified Banking Institutions	4.4
Oil Companies-Integrated	4.3
Government National Mtg. Assoc.	3.3
Diversified Manufacturing Operations	2.6
United States Treasury Bonds	2.2
Computers	2.0
Investment Management/Advisor Services	1.7
Banks-Super Regional	1.7
Enterprise Software/Service	1.6
Beverages-Non-alcoholic	1.6
Cosmetics & Toiletries	1.5
Computers-Memory Devices	1.5
Coal	1.4
Gold Mining	1.4
Transport-Services	1.4
Oil Companies-Exploration & Production	1.4
Retail-Apparel/Shoe	1.3
Retail-Major Department Stores	1.3
Aerospace/Defense	1.3
Applications Software	1.3
Schools	1.2
Networking Products	1.2
Metal Processors & Fabrication	1.2
Oil & Gas Drilling	1.2
Web Portals/ISP	1.1
Telephone-Integrated	1.1
Wireless Equipment	1.1
Medical-Drugs	1.1
Retail-Drug Store	1.1
Tobacco	1.1
Machinery-Pumps	1.0
Agricultural Chemicals	1.0
Financial Guarantee Insurance	1.0
Medical-Generic Drugs	1.0
Retail-Restaurants	0.9
Diversified Financial Services	0.9
Medical Instruments	0.9
Television	0.8
Medical-HMO	0.8
Medical-Wholesale Drug Distribution	0.8
E-Commerce/Services	0.8
Electric-Integrated	0.8
Auto-Cars/Light Trucks	0.7
Instruments-Scientific	0.7
Commercial Services-Finance	0.7
Real Estate Investment Trusts	0.7
Telecom Equipment-Fiber Optics	0.7
Medical-Biomedical/Gene	0.7
Distribution/Wholesale	0.6
Engineering/R&D Services	0.6
Insurance-Life/Health	0.6
Retail-Discount	0.5
Insurance-Multi-line	0.5
Computer Services	0.5
Semiconductor Components-Integrated Circuits	0.5
Semiconductor Equipment	0.5
Municipal Bonds & Notes	0.4

Medical Products	0.4%
Airlines	0.4
Electronic Parts Distribution	0.4
Steel-Specialty	0.4
Machinery-Farming	0.4
Metal-Diversified	0.4
Metal-Copper	0.4
Insurance-Mutual	0.3
Retail-Building Products	0.3
Food-Misc.	0.3
Oil-Field Services	0.3
Insurance-Property/Casualty	0.3
Sovereign Agency	0.2
Steel-Producers	0.2
Multimedia	0.1

107.0%

*	Calculated as a percentage of net assets

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 62.6%
Aerospace/Defense — 1.3%
Boeing Co.	2,400	$177,432
Raytheon Co.	3,070	153,039

		330,471

Agricultural Chemicals — 1.0%
Agrium, Inc.	900	78,984
Monsanto Co.	1,255	91,038
Potash Corp. of Saskatchewan, Inc.	1,600	91,184

		261,206

Applications Software — 1.1%
Microsoft Corp.	10,690	277,940

Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.†	11,730	161,757

Banks-Super Regional — 1.5%
Wells Fargo & Co.	13,880	389,473

Beverages-Non-alcoholic — 1.6%
PepsiCo, Inc.	5,820	409,903

Coal — 1.4%
Alpha Natural Resources, Inc.†	4,915	223,338
Peabody Energy Corp.	2,500	147,275

		370,613

Commercial Services-Finance — 0.7%
Western Union Co.	9,105	182,373

Computer Services — 0.5%
International Business Machines Corp.	770	132,094

Computers — 2.0%
Apple, Inc.†	1,290	433,014
Hewlett-Packard Co.	2,600	94,640

		527,654

Computers-Memory Devices — 1.5%
EMC Corp.†	14,330	394,791

Cosmetics & Toiletries — 1.5%
Procter & Gamble Co.	6,270	398,584

Distribution/Wholesale — 0.6%
WESCO International, Inc.†	3,150	170,383

Diversified Banking Institutions — 2.7%
Citigroup, Inc.	4,340	180,718
Goldman Sachs Group, Inc.	990	131,759
JPMorgan Chase & Co.	6,145	251,576
UBS AG†	7,420	135,489

		699,542

Diversified Manufacturing Operations — 2.4%
Dover Corp.	1,750	118,650
General Electric Co.	9,485	178,887
Honeywell International, Inc.	5,725	341,153

		638,690

E-Commerce/Services — 0.8%
eBay, Inc.†	6,660	214,918

Electric-Integrated — 0.6%
American Electric Power Co., Inc.	1,900	71,592
NextEra Energy, Inc.	1,385	79,582

		151,174

		Value
Security Description	Shares	(Note 2)

Electronic Parts Distribution — 0.4%
Arrow Electronics, Inc.†	2,600	$107,900

Engineering/R&D Services — 0.6%
Fluor Corp.	2,515	162,620

Enterprise Software/Service — 1.6%
Oracle Corp.	12,915	425,033

Financial Guarantee Insurance — 1.0%
Assured Guaranty, Ltd.	15,900	259,329

Food-Misc. — 0.3%
H.J. Heinz Co.	1,475	78,588

Gold Mining — 1.4%
Barrick Gold Corp.	8,070	365,490

Instruments-Scientific — 0.7%
Thermo Fisher Scientific, Inc.†	2,905	187,053

Insurance-Life/Health — 0.6%
Aflac, Inc.	3,300	154,044

Insurance-Multi-line — 0.5%
Hartford Financial Services Group, Inc.	5,020	132,377

Investment Management/Advisor Services — 1.6%
Ameriprise Financial, Inc.	7,490	432,023

Machinery-Farming — 0.4%
Deere & Co.	1,250	103,063

Machinery-Pumps — 1.0%
Flowserve Corp.	2,510	275,824

Medical Instruments — 0.9%
Medtronic, Inc.	2,400	92,472
St. Jude Medical, Inc.	2,810	133,981

		226,453

Medical Products — 0.4%
Covidien PLC	2,200	117,106

Medical-Biomedical/Gene — 0.7%
Amgen, Inc.†	1,700	99,195
Gilead Sciences, Inc.†	1,800	74,538

		173,733

Medical-Drugs — 1.1%
AstraZeneca PLC ADR	2,590	129,681
Pfizer, Inc.	8,037	165,562

		295,243

Medical-Generic Drugs — 1.0%
Teva Pharmaceutical Industries, Ltd. ADR	5,255	253,396

Medical-HMO — 0.8%
UnitedHealth Group, Inc.	4,265	219,989

Medical-Wholesale Drug Distribution — 0.8%
Cardinal Health, Inc.	4,830	219,379

Metal Processors & Fabrication — 1.2%
Precision Castparts Corp.	1,905	313,658

Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	1,800	95,220

Metal-Diversified — 0.4%
Rio Tinto PLC ADR	1,370	99,078

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Networking Products — 1.2%
Cisco Systems, Inc.	21,020	$328,122

Oil & Gas Drilling — 1.2%
Atwood Oceanics, Inc.†	1,850	81,640
Noble Corp.	5,700	224,637

		306,277

Oil Companies-Exploration & Production — 1.4%
Apache Corp.	950	117,220
Ultra Petroleum Corp.†	2,270	103,966
Whiting Petroleum Corp.†	2,400	136,584

		357,770

Oil Companies-Integrated — 4.3%
BP PLC ADR	6,345	281,020
Exxon Mobil Corp.	8,375	681,558
Petroleo Brasileiro SA ADR	4,805	162,697

		1,125,275

Oil-Field Services — 0.3%
Halliburton Co.	1,300	66,300

Retail-Apparel/Shoe — 1.3%
Buckle, Inc.	1,900	81,130
Guess?, Inc.	5,200	218,712
Ross Stores, Inc.	700	56,084

		355,926

Retail-Building Products — 0.3%
Lowe’s Cos., Inc.	3,505	81,702

Retail-Discount — 0.5%
Wal-Mart Stores, Inc.	2,600	138,164

Retail-Drug Store — 1.1%
CVS Caremark Corp.	7,750	291,245

Retail-Major Department Stores — 1.3%
Nordstrom, Inc.	5,955	279,528
TJX Cos., Inc.	1,315	69,077

		348,605

Retail-Restaurants — 0.9%
McDonald’s Corp.	1,110	93,595
Starbucks Corp.	3,770	148,877

		242,472

Schools — 1.2%
ITT Educational Services, Inc.†	4,195	328,217

Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	3,110	121,725

Semiconductor Equipment — 0.5%
ASML Holding NV	3,255	120,305

Steel-Specialty — 0.4%
Allegheny Technologies, Inc.	1,650	104,726

Telecom Equipment-Fiber Optics — 0.7%
Corning, Inc.	4,900	88,935
JDS Uniphase Corp.†	5,200	86,632

		175,567

Telephone-Integrated — 0.8%
AT&T, Inc.	7,025	220,655

		Value
Security Description	Shares	(Note 2)

Television — 0.8%
CBS Corp., Class B	7,845	$223,504

Tobacco — 1.1%
Philip Morris International, Inc.	4,310	287,779

Transactional Software — 0.0%
Longtop Financial Technologies, Ltd. ADR†(3)(4)	1,700	7,848

Transport-Services — 1.0%
United Parcel Service, Inc., Class B	3,720	271,300

Web Portals/ISP — 1.1%
Google, Inc., Class A†	595	301,296

Wireless Equipment — 1.1%
QUALCOMM, Inc.	5,275	299,567

Total Common Stock (cost $14,594,006)		16,512,512

U.S. CORPORATE BONDS & NOTES — 6.1%
Airlines — 0.4%
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 5.98% due 04/19/22	$28,411	29,226
Southwest Airlines Co. Senior Notes 5.75% due 12/15/16	50,000	55,224
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	25,960	28,296

		112,746

Applications Software — 0.2%
Intuit, Inc. Senior Notes 5.40% due 03/15/12	50,000	51,564

Auto-Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/31	25,000	33,803

Banks-Super Regional — 0.2%
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	50,000	50,502

Diversified Banking Institutions — 1.7%
Citigroup, Inc. FDIC Guar. Notes 2.88% due 12/09/11	200,000	202,359
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	100,000	105,864
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/38	35,000	39,503
Morgan Stanley Senior Notes 5.45% due 01/09/17	100,000	105,752

		453,478

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Diversified Financial Services — 0.9%
General Electric Capital Corp. FDIC Guar. Notes 2.25% due 03/12/12	$200,000	$202,874
General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	35,000	37,166

		240,040

Diversified Manufacturing Operations — 0.2%
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	53,000	53,413

Electric-Integrated — 0.2%
Consolidated Edison Co. of New York, Inc. Senior Notes 5.30% due 12/01/16	35,000	39,834
Duke Energy Carolinas LLC 1st. Refunding Mtg. Bonds 5.25% due 01/15/18	10,000	11,162

		50,996

Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 6.45% due 06/12/17	10,000	11,092

Insurance-Mutual — 0.3%
Liberty Mutual Insurance Co. Senior Sub. Notes 7.88% due 10/15/26*	75,000	84,072

Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Ltd. Guar. Notes 9.70% due 04/01/30	50,000	64,531

Investment Management/Advisor Services — 0.1%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	15,000	17,321

Multimedia — 0.1%
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	25,000	26,144

Real Estate Investment Trusts — 0.7%
Brandywine Operating Partnership LP Company Guar. Notes 6.00% due 04/01/16	25,000	27,173
HCP, Inc. Senior Notes 6.00% due 01/30/17	15,000	16,517
Kimco Realty Corp. Senior Notes 5.78% due 03/15/16	40,000	44,179
Liberty Property LP Senior Notes 6.63% due 10/01/17	10,000	11,470
Realty Income Corp. Senior Notes 6.75% due 08/15/19	15,000	17,149

	Principal	Value
Security Description	Amount	(Note 2)

Real Estate Investment Trusts (continued)
Simon Property Group LP Senior Notes 6.10% due 05/01/16	$55,000	$63,170

		179,658

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	40,000	42,698
AT&T, Inc. Senior Notes 6.80% due 05/15/36	10,000	11,180
BellSouth Corp. Senior Notes 6.00% due 11/15/34	5,000	5,051
BellSouth Corp. Senior Notes 6.55% due 06/15/34	20,000	21,519

		80,448

Transport-Services — 0.4%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	78,640	90,295

Total U.S. CORPORATE BONDS & NOTES (cost $1,507,684)		1,600,103

FOREIGN CORPORATE BONDS & NOTES — 0.2%
Steel-Producers — 0.2%
ArcelorMittal Senior Notes 5.38% due 06/01/13 (cost $39,898)	40,000	42,589

U.S. GOVERNMENT AGENCIES — 17.2%
Federal Home Loan Mtg. Corp. — 6.1%
4.00% due 12/01/40	266,513	266,926
4.50% due 02/01/39	687,849	712,239
4.50% due July TBA	60,000	61,978
5.00% due 05/01/38	134,963	144,093
5.00% due July TBA	120,000	127,313
5.50% due 01/01/38	285,913	309,556

		1,622,105

Federal National Mtg. Assoc. — 7.6%
4.50% due July TBA	1,000,000	1,034,531
5.00% due 03/01/19	210,556	227,830
5.00% due 04/01/19	45,105	48,770
5.00% due July TBA	390,000	414,375
6.00% due July TBA	250,000	274,610

		2,000,116

Government National Mtg. Assoc. — 3.3%
5.00% due 11/15/34	118,707	129,441
5.00% due 11/15/35	214,099	233,078
5.50% due 04/15/34	110,248	121,997
6.50% due 08/15/23	668	763
6.50% due 09/15/23	10,616	12,123
6.50% due 10/15/23	1,245	1,422
6.50% due 11/15/23	77,948	89,003
6.50% due 12/15/23	90,455	103,282
6.50% due 09/15/28	5,344	6,109

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)

6.50% due 11/15/28	$15,388	$17,556
6.50% due 10/15/31	2,660	3,035
6.50% due 02/15/35	64,239	72,297
7.00% due 01/15/33	9,633	11,229
7.00% due 05/15/33	58,604	68,100

		869,435

Sovereign Agency — 0.2%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	25,000	24,359
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	25,000	24,331

		48,690

Total U.S. Government Agencies (cost $4,387,590)		4,540,346

U.S. GOVERNMENT TREASURIES — 9.9%
United States Treasury Bonds — 2.2%
4.38% due 11/15/39	130,000	130,061
4.38% due 05/15/40	40,000	39,975
4.38% due 05/15/41	125,000	124,805
4.63% due 02/15/40	210,000	218,958
4.75% due 02/15/41	60,000	63,778

		577,577

United States Treasury Notes — 7.7%
1.25% due 10/31/15	300,000	297,469
2.50% due 03/31/15	175,000	183,585
3.13% due 09/30/13	550,000	581,797
3.13% due 05/15/21	75,000	74,789
3.50% due 05/15/20	60,000	62,639
3.63% due 02/15/20	300,000	317,367
3.88% due 05/15/18	300,000	328,617
4.63% due 02/15/17	175,000	199,678

		2,045,941

Total U.S. Government Treasuries (cost $2,581,577)		2,623,518

	Principal	Value
Security Description	Amount	(Note 2)

MUNICIPAL BONDS & NOTES — 0.4%
U.S. Municipal Bonds & Notes — 0.4%
Illinois State Taxable-Pension Revenue Bonds 3.85% due 06/01/13	$65,000	$66,852
Oregon School Boards Association Revenue Bonds 4.76% due 06/30/28	55,000	51,009

Total Municipal Bonds & Notes (cost $119,871)		117,861

Total Long-Term Investment Securities (cost $23,230,626)		25,436,929

REPURCHASE AGREEMENTS — 10.6%
Bank of America Securities LLC Joint Repurchase Agreement(1)	220,000	220,000
Barclays Capital PLC Joint Repurchase Agreement(1)	480,000	480,000
BNP Paribas SA Joint Repurchase Agreement(1)	480,000	480,000
Deutsche Bank AG Joint Repurchase Agreement(1)	520,000	520,000
Royal Bank Of Scotland Joint Repurchase Agreement(1)	480,000	480,000
UBS Securities LLC Joint Repurchase Agreement(1)	605,000	605,000

Total Repurchase Agreements (cost $2,785,000)		2,785,000

TOTAL INVESTMENTS (cost $26,015,626)(2)	107.0%	28,221,929
Liabilities in excess of other assets	(7.0)	(1,852,951)

NET ASSETS	100.0%	$26,368,978

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2011, the aggregate value of these securities was $137,485 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	Illiquid security. At June 30, 2011, the aggregate value of these securities was $7,848 representing 0.0% of net assets.
ADR    — American Depository Receipt
FDIC   — Federal Deposit Insurance Corp.
STRIPS — Separate trading of registered interest and principal of securities.
TBA    — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

Open Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2011	(Depreciation)

2	Long	U.S. Treasury 5 Year Note	September 2011	$236,922	$238,391	$1,469
1	Long	U.S. Treasury 10 Year Note	September 2011	121,695	122,328	633
13	Short	S&P 500 E-Mini Index	September 2011	821,437	855,075	(33,638)

						$(31,536)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 2):

	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock	$16,504,664	$—	$7,848	$16,512,512
U.S. Corporate Bonds & Notes	—	1,542,581	57,522	1,600,103
Foreign Corporate Bonds & Notes	—	42,589	—	42,589
U.S. Government Agencies	—	4,540,346	—	4,540,346
U.S. Government Treasuries	—	2,623,518	—	2,623,518
Municipal Bonds & Notes	—	117,861	—	117,861
Repurchase Agreements	—	2,785,000	—	2,785,000
Other Financial Instruments:+
Open Futures Contracts — Appreciation	2,102	—	—	2,102

Total	$16,506,766	$11,651,895	$65,370	$28,224,031

Liabilities:
Other Financial Instruments:+
Open Futures Contracts — Depreciation	$33,638	$—	$—	$33,638

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

		U.S. Corporate
	Common Stock	Bonds & Notes

Balance as of 12/31/2010	$—	$59,733
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	—	—
Change in unrealized depreciation(1)	(26,865)	(1,094)
Net purchases	34,713	—
Net sales	—	(1,117)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 6/30/2011	$7,848	$57,522

(1)	The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to level 3 investments still held at June 30, 2011 includes:

U.S. Corporate
Common Stock	Bonds & Notes

$(26,865)	$(1,094)

See Notes to Financial Statements

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO PROFILE — June 30, 2011 — (unaudited)

Industry Allocation*

Sovereign	26.1%
Enterprise Software/Service	3.6
Oil Companies-Exploration & Production	3.4
Repurchase Agreements	3.2
Electric-Integrated	2.4
Diversified Banking Institutions	2.4
Real Estate Operations & Development	2.2
Medical-Drugs	2.2
Metal Processors & Fabrication	1.8
Cellular Telecom	1.8
United States Treasury Notes	1.7
Semiconductor Components-Integrated Circuits	1.6
Medical-HMO	1.6
Coal	1.6
Tobacco	1.5
Real Estate Investment Trusts	1.5
Electronic Components-Semiconductors	1.4
Banks-Super Regional	1.4
Hotels/Motels	1.3
Metal-Diversified	1.3
Power Converter/Supply Equipment	1.3
Beverages-Non-alcoholic	1.3
Diversified Manufacturing Operations	1.2
E-Commerce/Products	1.2
Steel Pipe & Tube	1.2
Building Products-Cement	1.1
Computers	1.1
Retail-Restaurants	1.1
Food-Misc.	1.1
Beverages-Wine/Spirits	1.0
Building & Construction Products-Misc.	0.9
Industrial Automated/Robotic	0.9
Computers-Memory Devices	0.9
Applications Software	0.8
Instruments-Scientific	0.8
Electric Products-Misc.	0.8
Cosmetics & Toiletries	0.8
Banks-Special Purpose	0.8
Gas-Distribution	0.7
Insurance-Reinsurance	0.7
Oil & Gas Drilling	0.7
Commercial Services	0.7
Machinery-General Industrial	0.7
Distribution/Wholesale	0.7
Transport-Services	0.6
Medical-Biomedical/Gene	0.6
Banks-Commercial	0.6
Auto/Truck Parts & Equipment-Original	0.6
Cruise Lines	0.6
Data Processing/Management	0.6
Telephone-Integrated	0.6
Agricultural Chemicals	0.6
Precious Metals	0.5
Networking Products	0.5
Metal-Copper	0.5
Machinery-Construction & Mining	0.5
Commercial Services-Finance	0.5
Insurance-Multi-line	0.5
Retail-Apparel/Shoe	0.5
Rubber-Tires	0.4
Telecom Services	0.4
Finance-Investment Banker/Broker	0.3

Human Resources	0.3%
Medical-Generic Drugs	0.3
Computer Services	0.3
Building-Residential/Commercial	0.3
Retail-Automobile	0.3
United States Treasury Bonds	0.3
Investment Management/Advisor Services	0.3
Rental Auto/Equipment	0.2
Casino Hotels	0.2
Schools	0.2
Auto-Cars/Light Trucks	0.1
Metal-Iron	0.1
Diversified Financial Services	0.1

98.9%

Country Allocation*

United States	36.5%
United Kingdom	7.6
France	7.0
Japan	6.6
Singapore	5.8
Switzerland	4.3
Canada	4.3
Sweden	3.1
Norway	2.8
Germany	2.8
Mexico	2.7
Denmark	2.0
Australia	2.0
Brazil	1.9
China	1.5
Poland	1.3
Ireland	1.1
Jersey	0.8
Finland	0.8
Italy	0.7
Panama	0.6
Belgium	0.6
Netherlands	0.6
Hong Kong	0.5
Bermuda	0.3
Israel	0.3
Spain	0.2
Russia	0.2

98.9%

*	Calculated as a percentage of net assets

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 65.9%
Agricultural Chemicals — 0.6%
Potash Corp. of Saskatchewan, Inc.	2,380	$135,636

Applications Software — 0.8%
Citrix Systems, Inc.†	900	72,000
Salesforce.com, Inc.†	875	130,357

		202,357

Auto-Cars/Light Trucks — 0.1%
Nissan Motor Co., Ltd.(8)	3,100	32,542

Auto/Truck Parts & Equipment-Original — 0.6%
Denso Corp.(8)	4,100	152,228

Banks-Commercial — 0.2%
Banco Santander Brasil SA ADR	4,800	56,208

Banks-Super Regional — 1.4%
Wells Fargo & Co.	12,100	339,526

Beverages-Non-alcoholic — 1.3%
PepsiCo, Inc.	4,400	309,892

Beverages-Wine/Spirits — 1.0%
Pernod-Ricard SA(8)	2,456	242,094

Building & Construction Products-Misc. — 0.9%
JS Group Corp.(8)	5,600	144,305
Louisiana-Pacific Corp.†	10,600	86,284

		230,589

Building Products-Cement — 1.1%
CRH PLC(8)	12,769	283,963

Building-Residential/Commercial — 0.3%
D.R. Horton, Inc.	3,100	35,712
Toll Brothers, Inc.†	1,900	39,406

		75,118

Casino Hotels — 0.2%
MGM Resorts International†	3,900	51,519

Cellular Telecom — 1.8%
America Movil SAB de CV, Series L ADR	2,400	129,312
Vodafone Group PLC(8)	116,215	308,857

		438,169

Coal — 1.6%
China Shenhua Energy Co., Ltd.(8)	51,000	245,541
Consol Energy, Inc.	2,903	140,737

		386,278

Commercial Services — 0.7%
SGS SA(8)	90	170,857

Commercial Services-Finance — 0.5%
Experian PLC(8)	5,422	69,054
SEI Investments Co.	2,400	54,024

		123,078

Computer Services — 0.3%
International Business Machines Corp.	440	75,482

Computers — 1.1%
Apple, Inc.†	810	271,893

Computers-Memory Devices — 0.9%
EMC Corp.†	7,709	212,383

		Value
Security Description	Shares	(Note 2)

Cosmetics & Toiletries — 0.8%
Beiersdorf AG(8)	2,949	$191,367

Cruise Lines — 0.6%
Carnival Corp.	4,000	150,520

Data Processing/Management — 0.6%
Fiserv, Inc.†	2,300	144,049

Distribution/Wholesale — 0.7%
WW Grainger, Inc.	1,050	161,332

Diversified Banking Institutions — 2.4%
Bank of America Corp.	19,000	208,240
UBS AG†(8)	19,200	350,114
UniCredit SpA(8)	20,400	43,149

		601,503

Diversified Manufacturing Operations — 1.2%
General Electric Co.	16,300	307,418

E-Commerce/Products — 1.2%
Amazon.com, Inc.†	1,465	299,578

Electric Products-Misc. — 0.8%
Mitsubishi Electric Corp.(8)	17,000	197,432

Electric-Integrated — 2.4%
Chubu Electric Power Co., Inc.(8)	6,900	135,038
Northeast Utilities	5,800	203,986
PG&E Corp.	6,300	264,789

		603,813

Electronic Components-Semiconductors — 1.4%
Avago Technologies, Ltd.	3,500	133,000
NVIDIA Corp.†	3,600	57,366
Xilinx, Inc.	4,350	158,644

		349,010

Enterprise Software/Service — 3.6%
Informatica Corp.†	2,100	122,703
MicroStrategy, Inc., Class A†	450	73,206
Oracle Corp.	12,831	422,268
QLIK Technologies, Inc.†	2,700	91,962
SAP AG(8)	3,148	190,398

		900,537

Finance-Investment Banker/Broker — 0.3%
CETIP SA — Balcao Organizado de Ativos e Derivativos	5,400	83,561
CETIP SA — Balcao Organizado de Ativos e Derivativos Subscription Receipts†	50	749

		84,310

Food-Misc. — 1.1%
Danone(8)	3,535	263,762

Gas-Distribution — 0.7%
National Grid PLC(8)	18,694	183,962

Hotels/Motels — 1.3%
Accor SA(8)	3,783	169,383
Marriott International, Inc., Class A	2,100	74,529
Shangri-La Asia, Ltd.(8)	34,944	86,242

		330,154

Human Resources — 0.3%
Capita Group PLC(8)	7,247	83,224

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Industrial Automated/Robotic — 0.9%
FANUC Corp.(8)	1,300	$216,777

Instruments-Scientific — 0.8%
Thermo Fisher Scientific, Inc.†	3,112	200,382

Insurance-Multi-line — 0.5%
ING Groep NV†(8)	9,851	121,515

Insurance-Reinsurance — 0.7%
Swiss Re, Ltd.†	3,188	179,013

Investment Management/Advisor Services — 0.3%
BlackRock, Inc.	320	61,379

Machinery-Construction & Mining — 0.5%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.(8)	64,610	123,691

Machinery-General Industrial — 0.7%
Kone Oyj, Class B(8)	2,687	168,713

Medical-Biomedical/Gene — 0.6%
Celgene Corp.†	2,596	156,591

Medical-Drugs — 2.2%
AstraZeneca PLC(8)	3,065	153,041
Merck & Co., Inc.	6,000	211,740
Pfizer, Inc.	8,900	183,340

		548,121

Medical-Generic Drugs — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	1,600	77,152

Medical-HMO — 1.6%
UnitedHealth Group, Inc.	4,899	252,690
WellPoint, Inc.	1,800	141,786

		394,476

Metal Processors & Fabrication — 1.8%
Assa Abloy AB, Class B(8)	9,082	244,097
Precision Castparts Corp.	1,300	214,045

		458,142

Metal-Copper — 0.5%
First Quantum Minerals, Ltd.	850	123,933

Metal-Diversified — 1.3%
Glencore International PLC†	15,788	124,414
Rio Tinto PLC(8)	2,816	203,342

		327,756

Metal-Iron — 0.1%
Fortescue Metals Group, Ltd.(8)	4,343	29,789

Networking Products — 0.5%
Juniper Networks, Inc.†	4,200	132,300

Oil & Gas Drilling — 0.7%
Ensco PLC ADR	2,100	111,930
Noble Corp.	1,500	59,115

		171,045

Oil Companies-Exploration & Production — 3.4%
Anadarko Petroleum Corp.	3,000	230,280
Canadian Natural Resources, Ltd.	6,800	285,058

		Value
Security Description	Shares	(Note 2)

Oil Companies-Exploration & Production (continued)
Chesapeake Energy Corp.	6,101	$181,138
Gazprom OAO ADR†	2,875	41,831
Pioneer Natural Resources Co.	1,275	114,202

		852,509

Power Converter/Supply Equipment — 1.3%
Schneider Electric SA(8)	1,881	314,262

Precious Metals — 0.5%
Umicore SA(8)	2,479	135,119

Real Estate Investment Trusts — 1.5%
Plum Creek Timber Co., Inc.	4,100	166,214
Unibail-Rodamco SE(8)	890	205,675

		371,889

Real Estate Operations & Development — 2.2%
Daito Trust Construction Co., Ltd.(8)	1,400	118,899
Hang Lung Properties, Ltd.(8)	32,000	132,959
Mitsui Fudosan Co., Ltd.(8)	5,000	86,202
PDG Realty SA Empreendimentos e Participacoes	37,900	213,463

		551,523

Rental Auto/Equipment — 0.2%
Hertz Global Holdings, Inc.†	3,700	58,756

Retail-Apparel/Shoe — 0.5%
Urban Outfitters, Inc.†	4,000	112,600

Retail-Automobile — 0.3%
CarMax, Inc.†	2,200	72,754

Retail-Restaurants — 1.1%
Yum! Brands, Inc.	4,800	265,152

Rubber-Tires — 0.4%
Bridgestone Corp.(8)	4,700	108,169

Schools — 0.2%
Strayer Education, Inc.	350	44,237

Semiconductor Components-Integrated Circuits — 1.6%
Analog Devices, Inc.	5,600	219,184
Maxim Integrated Products, Inc.	7,100	181,476

		400,660

Steel Pipe & Tube — 1.2%
Vallourec SA(8)	2,398	292,009

Telephone-Integrated — 0.6%
AT&T, Inc.	4,500	141,345

Tobacco — 1.5%
Imperial Tobacco Group PLC(8)	6,412	213,188
Philip Morris International, Inc.	2,400	160,248

		373,436

Transport-Marine — 0.0%
Frontline, Ltd.(8)	751	10,816

Transport-Services — 0.6%
JSL SA	2,500	18,422
Kuehne & Nagel International AG(8)	913	138,572

		156,994

Total Common Stock (cost $15,191,847)		16,394,788

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

		Shares/
		Principal	Value
Security Description		Amount(5)	(Note 2)

PREFERRED STOCK — 0.4%
Banks-Commercial — 0.4%
Itau Unibanco Holding SA ADR		4,200	$98,910

Steel-Producers — 0.0%
Weirton Steel Corp., Series C†(1)(2)		1,125	0

Total Preferred Stock (cost $94,539)			98,910

EQUITY CERTIFICATES — 0.4%
Telecom Services — 0.4%
Morgan Stanley-Bharti Airtel, Ltd.†(2)(3)
(cost $93,959)		12,020	106,377

ASSET BACKED SECURITIES — 0.1%
Diversified Financial Services — 0.1%
Bear Stearns Commercial Mtg. Securities, Inc.
Series 2002-TOP8, Class A2 4.83% due 08/15/38(4) (cost $24,859)		25,000	25,723

FOREIGN CORPORATE BONDS & NOTES — 0.8%
Banks-Special Purpose — 0.8%
Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 4.38% due 10/11/13	EUR	75,000	114,529
Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 7.50% due 08/26/11	AUD	70,000	75,310

			189,839

Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(1)(2)		50,000	0

Total Foreign Corporate Bonds & Notes
(cost $169,951)			189,839

FOREIGN GOVERNMENT AGENCIES — 23.6%
Sovereign — 23.6%
Federal Republic of Germany Bonds 2.50% due 01/04/21	EUR	10,000	13,951
Federal Republic of Germany Bonds 3.25% due 01/04/20	EUR	10,000	14,916
Federal Republic of Germany Bonds 3.75% due 01/04/19	EUR	30,000	46,457
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	15,000	27,015
Government of Australia Bonds 5.75% due 05/15/21	AUD	175,000	195,283
Government of Australia Bonds 6.00% due 02/15/17	AUD	240,000	270,720
Government of Canada Bonds 3.75% due 06/01/19	CAD	110,000	121,069

		Principal	Value
Security Description		Amount(5)	(Note 2)

Sovereign (continued)
Government of Canada Bonds 4.50% due 06/01/15	CAD	215,000	$242,937
Government of Canada Bonds 5.75% due 06/01/33	CAD	105,000	145,387
Government of Finland Senior Bonds 4.38% due 07/04/19	EUR	10,000	15,743
Government of France Bonds 3.50% due 04/25/20	EUR	20,000	29,417
Government of France Bonds 4.75% due 04/25/35	EUR	10,000	15,775
Government of France Bonds 5.00% due 10/25/16	EUR	55,000	88,500
Government of Japan Bonds 0.60% due 03/20/16	JPY	9,050,000	113,386
Government of Japan Bonds 0.70% due 12/20/13	JPY	7,300,000	91,773
Government of Japan Bonds 1.10% due 03/20/21	JPY	2,200,000	27,371
Government of Japan Bonds 1.30% due 06/20/20	JPY	4,600,000	58,682
Government of Japan Bonds 1.80% due 06/20/17	JPY	4,600,000	61,297
Government of Japan Bonds 2.10% due 12/20/27	JPY	8,500,000	111,192
Government of Japan Bonds 2.20% due 09/20/28	JPY	4,550,000	60,066
Government of Poland Bonds 5.75% due 09/23/22	PLN	365,000	130,991
Government of Poland Bonds 6.25% due 10/24/15	PLN	525,000	198,792
Government of Singapore Bonds 3.63% due 07/01/14	SGD	1,360,000	1,208,228
Kingdom of Belgium Bonds 3.75% due 09/28/20	EUR	10,000	14,221
Kingdom of Denmark Bonds 4.00% due 11/15/17	DKK	925,000	193,033
Kingdom of Denmark Bonds 4.50% due 11/15/39	DKK	230,000	50,505
Kingdom of Denmark Bonds 7.00% due 11/10/24	DKK	965,000	257,429
Kingdom of Netherlands Bonds 4.00% due 01/15/37	EUR	10,000	14,765

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

		Principal	Value
Security Description		Amount(5)	(Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)

Sovereign (continued)
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	1,105,000	$218,527
Kingdom of Norway Bonds 4.50% due 05/22/19	NOK	350,000	70,518
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	950,000	191,041
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	1,005,000	199,597
Kingdom of Spain Bonds 3.15% due 01/31/16	EUR	15,000	20,473
Kingdom of Spain Bonds 4.90% due 07/30/40	EUR	10,000	12,403
Kingdom of Spain Bonds 5.50% due 04/30/21	EUR	10,000	14,574
Kingdom of Sweden Bonds 3.75% due 08/12/17	SEK	780,000	130,049
Kingdom of Sweden Bonds 5.00% due 12/01/20	SEK	1,790,000	330,954
Kingdom of Sweden Bonds 6.75% due 05/05/14	SEK	450,000	79,677
Republic of Italy Bonds 3.00% due 04/15/15	EUR	50,000	70,452
Republic of Italy Bonds 4.50% due 03/01/19	EUR	20,000	28,981
Republic of Italy Bonds 5.00% due 09/01/40	EUR	25,000	33,130
Societe Financement de l’Economie Francaise
Government Guar. Notes 3.38% due 05/05/14*		100,000	104,706
United Mexican States Bonds 7.50% due 06/03/27	MXN	2,150,800	181,998
United Mexican States Bonds 8.00% due 12/17/15	MXN	4,138,300	379,001

Total Foreign Government Agencies (cost $5,136,830)			5,884,982

FOREIGN GOVERNMENT TREASURIES — 2.5%
Sovereign — 2.5%
United Kingdom Gilt Treasury Bonds 2.25% due 03/07/14	GBP	150,000	247,404
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/20	GBP	35,000	57,791

		Principal	Value
Security Description		Amount(5)	(Note 2)

Sovereign (continued)
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/55	GBP	40,000	$64,506
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/20	GBP	37,000	66,125
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/30	GBP	50,000	86,118
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/38	GBP	55,000	95,288

Total Foreign Government Treasuries
(cost $590,293)			617,232

U.S. GOVERNMENT TREASURIES — 2.0%
United States Treasury Bonds — 0.3%
4.25% due 05/15/39		30,000	29,428
4.50% due 05/15/38		40,000	41,063

			70,491

United States Treasury Notes — 1.7%
1.38% due 01/15/13		100,000	101,547
1.88% due 02/28/14		110,000	113,429
2.38% due 08/31/14		100,000	104,633
3.63% due 08/15/19		5,000	5,327
3.63% due 02/15/20		100,000	105,789

			430,725

Total U.S. Government Treasuries (cost $496,456)			501,216

Total Long-Term Investment Securities
(cost $21,798,734)			23,819,067

REPURCHASE AGREEMENTS — 3.2%
Bank of America Securities LLC Joint Repurchase Agreement(6)		60,000	60,000
Barclays Capital PLC Joint Repurchase Agreement(6)		135,000	135,000
BNP Paribas SA Joint Repurchase Agreement(6)		135,000	135,000
Deutsche Bank AG Joint Repurchase Agreement(6)		145,000	145,000
Royal Bank Of Scotland Joint Repurchase Agreement(6)		135,000	135,000
UBS Securities LLC Joint Repurchase Agreement(6)		185,000	185,000

Total Repurchase Agreements (cost $795,000)			795,000

TOTAL INVESTMENTS (cost $22,593,734)(7)		98.9%	24,614,067
Other assets less liabilities		1.1	266,992

NET ASSETS		100.0%	$24,881,059

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2011, the aggregate value of these securities was $104,706 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At June 30, 2011, the aggregate value of these securities was $106,377 representing 0.4% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2011, the Strategic Multi-Asset Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value Per	Value as a %
Name	Date	Shares	Cost	Value	Share	of Net Assets

Morgan Stanley-Bharti Airtel, Ltd. Equity Certificates	11/25/2010	5,520	$40,947
	01/28/2011	2,509	18,081
	04/28/2011	3,991	34,931

		12,020	$93,959	$106,377	$8.85	0.43%

(4)	Commercial Mortgage Backed Security
(5)	In United States dollars unless otherwise indicated.
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 6 for cost of investments on a tax basis.
(8)	Security was valued using fair value procedures at June 30, 2011. The aggregate value of these securities was $6,560,347 representing 26.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
ADR — American Depository Receipt

Open Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2011	(Depreciation)

3	Short	Dow Jones Euro STOXX 50	September 2011	$81,960	$85,440	$(3,480)
1	Short	FTSE 100 Index †	September 2011	57,091	59,025	(1,934)
5	Short	S&P 500 E-Mini Index	September 2011	315,938	328,875	(12,937)
1	Short	TOPIX Index †	September 2011	8,490,094	8,495,000	(4,906)

						$(23,257)

†	Foreign equity futures contracts were valued using fair value procedures at June 30, 2011. The aggregate appreciation (depreciation) of these futures contracts was $(6,840) representing (0.0)% of net assets. Foreign equity futures contracts are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity futures contracts.

Open Forward Foreign Currency Contracts

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	Depreciation

Bank of America N.A.	CHF	150,000	USD	171,038	07/20/2011	$—	$(7,390)
	EUR	515,000	USD	736,095	07/20/2011	—	(10,421)
	GBP	90,000	USD	146,754	07/20/2011	2,335	—
	INR	5,710,000	USD	127,484	07/20/2011	54	—
	SEK	140,000	USD	21,500	09/21/2011	—	(533)
	SGD	352,000	USD	285,193	09/21/2011	—	(1,412)
	USD	23,249	SEK	150,000	09/21/2011	359	—

						2,748	(19,756)

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	Depreciation

Barclays Bank PLC	AUD	482,000	USD	504,524	09/21/2011	$—	$(7,397)
	GBP	130,000	USD	212,659	07/20/2011	4,054	—
	NOK	384,000	USD	71,267	09/21/2011	448	—
	TWD	1,671,000	USD	58,253	07/20/2011	69	—
	USD	514,093	AUD	493,000	07/20/2011	13,670	—
	USD	24,065	HKD	187,000	07/20/2011	—	(32)
	USD	148,502	ILS	510,000	07/20/2011	1,284	—
	USD	184,490	INR	8,350,000	07/20/2011	1,856	—
	USD	160,277	SGD	200,000	07/20/2011	2,551	—
	USD	200,820	TWD	5,780,000	07/20/2011	440	—
	USD	138,448	ZAR	940,000	07/20/2011	270	—
	USD	17,783	MXN	210,000	09/21/2011	29	—
	USD	20,366	SGD	25,000	09/21/2011	—	(11)

						24,671	(7,440)

BNP Paribas SA	USD	300,635	JPY	24,964,000	07/20/2011	9,480	—
	USD	50,777	BRL	84,000	09/02/2011	2,342	—

						11,822	—

Citibank N.A.	EUR	20,000	USD	29,124	09/21/2011	184	—
	GBP	374,000	USD	611,815	09/21/2011	12,134	—
	JPY	31,500,000	USD	390,896	07/20/2011	—	(412)
	MXN	1,450,000	USD	122,038	07/20/2011	—	(1,642)
	RUB	2,664,000	USD	93,412	07/20/2011	—	(1,841)
	SEK	185,000	USD	29,768	09/21/2011	652	—
	USD	71,927	EUR	50,000	07/20/2011	550	—
	USD	146,591	RUB	4,150,000	07/20/2011	1,795	—
	USD	472,741	CAD	465,000	09/21/2011	8,463	—
	USD	351,836	EUR	243,000	09/21/2011	—	(223)
	USD	28,854	SEK	180,000	09/21/2011	—	(526)

						23,778	(4,644)

Credit Suisse London Branch	AUD	5,000	USD	5,300	09/21/2011	—	(10)
	CAD	375,000	USD	382,516	09/21/2011	—	(5,552)
	EUR	1,013,000	USD	1,465,537	09/21/2011	—	(237)
	USD	386,443	EUR	265,000	09/21/2011	—	(2,998)
	USD	171,922	JPY	13,802,000	09/21/2011	—	(404)

						—	(9,201)

Deutsche Bank AG London	CHF	80,000	USD	95,472	09/21/2011	272	—
	CNY	230,000	USD	35,988	07/20/2012	—	(134)
	CNY	335,000	USD	53,061	01/08/2013	—	(99)
	CNY	650,000	USD	103,792	05/14/2013	—	(144)
	EUR	15,000	USD	21,485	09/21/2011	—	(220)
	HKD	705,000	USD	90,834	06/12/2012	1	—
	SEK	3,693,000	USD	597,199	09/21/2011	15,986	—
	USD	131,795	CHF	110,000	07/20/2011	—	(948)
	USD	21,530	EUR	15,000	09/21/2011	175	—
	USD	228,100	SEK	1,410,000	09/21/2011	—	(6,191)
	USD	198,467	CNY	1,275,000	05/14/2013	5,409	—

						21,843	(7,736)

Goldman Sachs International	JPY	67,138,000	USD	837,832	09/21/2011	3,507	—

HSBC Bank USA N.A.	BRL	505,000	USD	309,937	07/20/2011	—	(12,502)
	EUR	45,000	USD	64,797	09/21/2011	—	(316)
	MXN	6,814,000	USD	571,630	09/21/2011	—	(6,323)
	PLN	928,000	USD	341,352	09/21/2011	5,644	—
	USD	128,166	BRL	210,000	07/20/2011	5,917	—
	USD	178,790	CAD	172,000	07/20/2011	—	(517)
	USD	133,624	MXN	1,570,000	07/20/2011	292	—
	USD	21,391	EUR	15,000	09/21/2011	313	—

						12,166	(19,658)

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	Depreciation

JPMorgan Chase Bank	CNY	520,000	USD	80,235	07/20/2011	$—	$(206)
	CNY	1,015,000	USD	165,704	07/20/2012	6,296	—
	CNY	625,000	USD	100,160	05/14/2013	221	—
	CNY	623,000	USD	100,464	10/15/2013	86	—
	CNY	625,000	USD	101,604	04/23/2014	68	—
	PLN	15,000	USD	5,422	09/21/2011	—	(4)
	USD	135,449	CNY	875,000	07/20/2011	—	(92)
	USD	190,893	CNY	1,245,000	07/20/2012	4,638	—
	USD	54,783	CNY	335,000	01/08/2013	—	(1,624)
	USD	98,889	CNY	623,000	10/15/2013	1,489	—
	USD	103,220	CNY	625,000	04/23/2014	—	(1,684)
	CHF	217,000	USD	242,884	07/20/2011	—	(15,241)
	EUR	45,000	USD	64,348	09/21/2011	—	(765)
	GBP	16,000	USD	26,251	09/21/2011	596	—
	JPY	7,700,000	USD	95,682	09/21/2011	—	(6)
	NOK	2,233,000	USD	413,151	09/21/2011	1,332	—
	SEK	870,000	USD	139,261	09/21/2011	2,338	—
	SGD	1,507,000	USD	1,227,367	09/21/2011	336	—
	USD	125,952	CAD	120,000	07/20/2011	—	(1,575)
	USD	187,152	JPY	15,200,000	07/20/2011	1,670	—
	USD	182,674	SEK	1,140,000	07/20/2011	—	(2,598)
	USD	95,801	CHF	80,000	09/21/2011	—	(601)
	USD	136,713	EUR	95,000	09/21/2011	748	—
	USD	105,001	NOK	567,000	09/21/2011	—	(433)
	USD	93,208	NZD	115,000	09/21/2011	1,572	—
	USD	123,893	SEK	780,000	09/21/2011	—	(1,135)
	USD	574,174	SGD	705,000	09/21/2011	—	(149)
	USD	91,935	HKD	705,000	06/12/2012	—	(1,101)

						21,390	(27,214)

Morgan Stanley and Co., Inc.	DKK	2,619,000	USD	512,189	09/21/2011	3,955	—
	SEK	2,730,000	USD	434,831	07/20/2011	3,597	—
	USD	111,994	TWD	3,215,000	07/20/2011	—	(47)
	USD	45,023	SEK	280,000	09/21/2011	—	(956)

						7,552	(1,003)

Royal Bank of Canada	CAD	594,000	USD	605,058	09/21/2011	—	(9,641)
	USD	286,767	KRW	313,620,000	07/20/2011	6,709	—

						6,709	(9,641)

Royal Bank of Scotland PLC	AUD	26,000	USD	27,466	09/21/2011	—	(148)
	DKK	60,000	USD	11,719	09/21/2011	76	—
	USD	146,769	GBP	90,000	07/20/2011	—	(2,350)

						76	(2,498)

State Street Bank and Trust Co.	USD	10,197	CAD	10,000	09/21/2011	151	—

UBS AG	EUR	30,000	USD	42,543	09/21/2011	—	(866)
	ILS	850,000	USD	251,442	09/21/2011	2,713	—
	NOK	1,322,000	USD	245,656	09/21/2011	1,848	—
	NZD	115,000	USD	92,672	09/21/2011	—	(2,108)
	USD	13,714	ZAR	95,000	07/20/2011	305	—
	USD	36,091	EUR	25,000	09/21/2011	83	—
	USD	39,394	NOK	212,000	09/21/2011	—	(296)

						4,949	(3,270)

Westpac Banking Corp.	USD	101,814	JPY	8,155,000	09/21/2011	—	(471)

Net Unrealized Appreciation (Depreciation)						$141,362	$(112,532)

Currency Legend

AUD  — Australian Dollar
CAD  — Canadian Dollar
DKK  — Danish Krone
EUR  — Euro

GBP  — British Pound Sterling
JPY  — Japanese Yen
MXN  — Mexican Peso
NOK — Norwegian Krone

PLN  — Polish Zloty
SEK  — Swedish Krona
SGD  — Singapore Dollar

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2011 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011 (see Note 2):

	Level 1-Unadjusted	Level 2-Other		Level 3-Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock	$9,834,441	$6,560,347	#	$—	$16,394,788
Preferred Stock	98,910	—		0	98,910
Equity Certificates	106,377	—		—	106,377
Asset Backed Securities	—	25,723		—	25,723
Foreign Corporate Bonds & Notes	—	189,839		0	189,839
Foreign Government Agencies	—	5,884,982		—	5,884,982
Foreign Government Treasuries	—	617,232		—	617,232
U.S. Government Treasuries	—	501,216		—	501,216
Repurchase Agreements	—	795,000		—	795,000
Other Financial Instruments:+
Open Forward Foreign Currency Contracts — Appreciation	—	141,362		—	141,362

Total	$10,039,728	$14,715,701		$0	$24,755,429

Liabilities:
Other Financial Instruments:+
Open Futures Contracts — Depreciation	$16,417	$6,840	*	$—	$23,257
Open Forward Foreign Currency Contracts — Depreciation	—	112,532		—	112,532

Total	$16,417	$119,372		$0	$135,789

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $6,560,347 representing 26.4% of net assets. See Note 2.
*	Includes foreign equity index futures contracts whose values were adjusted for fair value pricing procedures for foreign equity index futures contracts; therefore these securities were classified as Level 2 instead of Level 1. The aggregate unrealized appreciation (depreciation) of these futures contracts was $(6,840) representing (0.0)% of net assets; see Note 2.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Foreign Corporate
	Preferred Stock	Bonds & Notes

Balance as of 12/31/2010	$0	$0
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation	—	—
Change in unrealized depreciation	—	—
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 6/30/2011	$0	$0

See Notes to Financial Statements

Anchor Series Trust
STATEMENT OF ASSETS AND LIABILITIES — June 30, 2011 (unaudited)

		Government	Asset
	Money Market	& Quality	Allocation
	Portfolio	Bond Portfolio	Portfolio

ASSETS:
Investments at value (unaffiliated)*	$5,899,073	$1,073,028,043	$243,167,434
Repurchase agreements (cost approximates value)	1,505,000	242,630,000	6,364,000

Total investments	7,404,073	1,315,658,043	249,531,434

Cash	4,274	2,414	20,085
Foreign cash*	—	—	94,702
Due from broker@	—	—	—
Receivable for:
Fund shares sold	1	1,678,621	89,072
Dividends and interest	2,416	6,026,002	1,265,785
Investments sold	—	—	511,582
Prepaid expenses and other assets	1,847	18,952	12,408
Due from investment adviser for expense reimbursements/fee waivers	9,803	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—

Total assets	7,422,414	1,323,384,032	251,525,068

LIABILITIES:
Payable for:
Fund shares redeemed	1,110	8,083,242	132,890
Investments purchased	—	241,845,623	2,770,856
Investment advisory and management fees	3,015	486,200	131,307
Service fees — Class 2	—	8,925	2,401
Service fees — Class 3	—	153,172	7,844
Trustees’ fees and expenses	1,488	21,904	5,126
Other accrued expenses	31,069	178,888	74,288
Variation margin on futures contracts	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—

Total liabilities	36,682	250,777,954	3,124,712

NET ASSETS	$7,385,732	$1,072,606,078	$248,400,356

NET ASSETS REPRESENTED BY:
Capital paid-in	7,387,312	992,478,823	228,338,516
Accumulated undistributed net investment income (loss)	(1,566)	43,134,914	9,903,620
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign bond forward contracts and foreign exchange transactions	(14)	5,120,360	(16,506,406)
Unrealized appreciation (depreciation) on investments	—	31,871,981	26,662,586
Unrealized appreciation (depreciation) on futures contracts	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	2,040

NET ASSETS	$7,385,732	$1,072,606,078	$248,400,356

Class 1 (unlimited shares authorized):
Net assets	$7,385,732	$266,890,184	$189,663,534
Shares of beneficial interest issued and outstanding	7,385,724	17,300,188	13,651,781
Net asset value, offering and redemption price per share	$1.00	$15.43	$13.89

Class 2 (unlimited shares authorized):
Net assets	$—	$71,358,774	$19,699,012
Shares of beneficial interest issued and outstanding	—	4,632,861	1,421,931
Net asset value, offering and redemption price per share	$—	$15.40	$13.85

Class 3 (unlimited shares authorized):
Net assets	$—	$734,357,120	$39,037,810
Shares of beneficial interest issued and outstanding	—	47,797,122	2,825,026
Net asset value, offering and redemption price per share	$—	$15.36	$13.82

* Cost
Investments (unaffiliated)	$5,899,073	$1,041,156,062	$216,504,848

Foreign cash	$—	$—	$93,024

@ See Note 2

See Notes to Financial Statements

Growth and		Capital	Natural		Strategic
Income	Growth	Appreciation	Resources	Multi-Asset	Multi-Asset
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$8,878,387	$401,835,303	$1,186,915,415	$305,373,875	$25,436,929	$23,819,067
140,000	5,280,000	20,525,000	4,245,000	2,785,000	795,000

9,018,387	407,115,303	1,207,440,415	309,618,875	28,221,929	24,614,067

2,596	3,343	2,756	121,554	847	1,907
—	—	25,508	26,225	—	7,967
—	—	—	—	54,499	42,330

—	1,996,110	2,092,509	4,854,275	—	—
5,697	262,498	367,199	261,339	62,475	142,702
65,639	4,417,729	18,641,299	3,061,835	126,744	174,430
11,695	15,612	22,148	18,174	10,152	10,991
—	—	—	—	—	—
—	—	—	—	—	141,362

9,104,014	413,810,595	1,228,591,834	317,962,277	28,476,646	25,135,756

503	278,609	2,454,536	483,943	2,933	1,124
58,248	3,443,576	9,482,245	3,098,525	2,034,069	64,515
5,104	237,868	687,286	188,305	21,559	20,229
—	4,106	8,768	2,814	—	—
—	28,868	116,760	34,638	—	—
876	16,527	33,091	5,335	2,980	2,085
33,533	84,455	166,023	63,944	37,722	47,594
—	—	—	—	8,405	6,618
—	—	—	—	—	112,532

98,264	4,094,009	12,948,709	3,877,504	2,107,668	254,697

$9,005,750	$409,716,586	$1,215,643,125	$314,084,773	$26,368,978	$24,881,059

9,912,464	463,466,757	928,068,036	179,286,120	27,379,718	23,393,106
1,828	3,165,992	(1,841,037)	2,580,163	415,274	249,065

(1,978,660)	(95,087,626)	38,128,442	102,000,157	(3,600,781)	(789,996)
1,070,118	38,171,463	251,288,465	30,214,759	2,206,303	2,020,333
—	—	—	—	(31,536)	(23,257)
—	—	(781)	3,574	—	31,808

$9,005,750	$409,716,586	$1,215,643,125	$314,084,773	$26,368,978	$24,881,059

$9,005,750	$231,186,174	$561,944,352	$115,887,069	$26,368,978	$24,881,059
1,097,970	10,776,373	13,966,296	2,709,458	4,224,408	3,126,483
$8.20	$21.45	$40.24	$42.77	$6.24	$7.96

$—	$34,017,015	$72,503,974	$23,300,736	$—	$—
—	1,588,056	1,824,445	547,018	—	—
$—	$21.42	$39.74	$42.60	$—	$—

$—	$144,513,397	$581,194,799	$174,896,968	$—	$—
—	6,763,035	14,742,669	4,120,779	—	—
$—	$21.37	$39.42	$42.44	$—	$—

$7,808,269	$363,663,840	$935,626,950	$275,159,116	$23,230,626	$21,798,734

$—	$—	$25,458	$26,061	$—	$7,953

Anchor Series Trust
STATEMENT OF OPERATIONS — June 30, 2011 (unaudited)

		Government	Asset
	Money Market	& Quality	Allocation
	Portfolio	Bond Portfolio	Portfolio

INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$2,412,465
Interest (unaffiliated)	6,969	15,422,402	2,209,135

Total investment income*	6,969	15,422,402	4,621,600

EXPENSES:
Investment advisory and management fees	18,651	2,930,085	809,202
Service fees:
Class 2	—	56,077	15,324
Class 3	—	909,425	45,004
Custodian and accounting fees	12,485	150,447	94,863
Reports to shareholders	773	78,638	18,306
Audit and tax fees	16,993	18,656	16,836
Legal fees	4,120	21,198	7,305
Trustees’ fees and expenses	161	23,285	5,649
Interest expense	—	—	—
Other expenses	5,777	13,346	13,018

Total expenses before fee waivers, expense reimbursements, custody credits and fees paid indirectly	58,960	4,201,157	1,025,507
Fees waived and expenses reimbursed by investment advisor (Note 3)	(52,361)	—	—
Custody credits earned on cash balances	(3)	(253)	(27)
Fees paid indirectly (Note 4)	—	—	(233)

Net expenses	6,596	4,200,904	1,025,247

Net investment income (loss)	373	11,221,498	3,596,353

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	—	8,511,759	6,095,971
Net realized gain (loss) on futures contracts and options contracts	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	2,409

Net realized gain (loss) on investments and foreign currencies	—	8,511,759	6,098,380

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	—	4,537,335	1,483,303
Change in unrealized appreciation (depreciation) on futures contracts and options contracts	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(37)

Net unrealized gain (loss) on investments and foreign currencies	—	4,537,335	1,483,266

Net realized and unrealized gain (loss) on investments and foreign currencies	—	13,049,094	7,581,646

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$373	$24,270,592	$11,177,999

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$106,736

See Notes to Financial Statements

Growth and		Capital	Natural		Strategic
Income	Growth	Appreciation	Resources	Multi-Asset	Multi-Asset
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$74,647	$2,654,392	$3,690,125	$2,608,846	$132,608	$183,023
64	18,494	7,155	3,564	154,454	107,984

74,711	2,672,886	3,697,280	2,612,410	287,062	291,007

33,391	1,539,523	4,312,857	1,223,261	133,561	125,455

—	27,069	55,565	18,688	—	—
—	187,483	722,464	222,729	—	—
15,262	68,147	161,401	68,575	22,495	46,041
636	32,046	92,139	23,734	1,705	1,594
15,726	15,724	15,726	15,726	16,462	19,740
3,751	10,375	21,981	8,477	4,034	4,001
131	9,915	27,193	7,374	378	352
—	—	1,213	—	—	—
6,056	12,938	22,507	10,751	6,393	7,528

74,953	1,903,220	5,433,046	1,599,315	185,028	204,711
—	—	—	—	—	—
(1)	(2)	(40)	(6)	(1)	(1)
(84)	(4,898)	(14,993)	(7,106)	(161)	(456)

74,868	1,898,320	5,418,013	1,592,203	184,866	204,254

(157)	774,566	(1,720,733)	1,020,207	102,196	86,753

709,479	41,105,948	129,611,411	30,961,829	1,467,556	2,487,615
—	—	(198,148)	—	(23,305)	20,002
2	23	(20,301)	11,466	3	(544,303)

709,481	41,105,971	129,392,962	30,973,295	1,444,254	1,963,314

(457,135)	(27,376,340)	(17,015,787)	(32,534,813)	(931,606)	(1,256,801)

—	—	—	—	2,100	(6,614)
(1)	—	6,229	3,048	(1)	147,192

(457,136)	(27,376,340)	(17,009,558)	(32,531,765)	(929,507)	(1,116,223)

252,345	13,729,631	112,383,404	(1,558,470)	514,747	847,091

$252,188	$14,504,197	$110,662,671	$(538,263)	$616,943	$933,844

$732	$26,857	$89,958	$201,551	$1,230	$11,174

Anchor Series Trust
STATEMENTS OF CHANGES IN NET ASSETS

	Money Market
	Portfolio		Government and Quality Bond Portfolio
	For the six		For the six
	months ended	For the year	months ended	For the year
	June 30,	ended	June 30,	ended
	2011	December 31,	2011	December 31,
	(unaudited)	2010	(unaudited)	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$373	$852	$11,221,498	$29,089,740
Net realized gain (loss) on investments and foreign currencies	—	(14)	8,511,759	11,406,150
Net unrealized gain (loss) on investments and foreign currencies	—	—	4,537,335	13,363,179

Net increase (decrease) in net assets resulting from operations	373	838	24,270,592	53,859,069

Distributions to shareholders from:
Net investment income — Class 1	(373)	(852)	—	(12,763,727)
Net investment income — Class 2	—	—	—	(3,318,467)
Net investment income — Class 3	—	—	—	(26,553,766)
Net realized gain on securities — Class 1	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—

Total distributions to shareholders	(373)	(852)	—	(42,635,960)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(387,910)	(1,318,541)	(66,828,889)	(54,078,726)

Total increase (decrease) in net assets	(387,910)	(1,318,555)	(42,558,297)	(42,855,617)

NET ASSETS:
Beginning of period	7,773,642	9,092,197	1,115,164,375	1,158,019,992

End of period†	$7,385,732	$7,773,642	$1,072,606,078	$1,115,164,375

† Includes accumulated undistributed net investment income (loss)	$(1,566)	$(1,566)	$43,134,914	$31,913,416

See Notes to Financial Statements

Asset Allocation		Growth and		Growth
Portfolio		Income Portfolio		Portfolio
For the six		For the six		For the six
months ended	For the year	months ended	For the year	months ended	For the year
June 30,	ended	June 30,	ended	June 30,	ended
2011	December 31,	2011	December 31,	2011	December 31,
(unaudited)	2010	(unaudited)	2010	(unaudited)	2010

$3,596,353	$6,326,367	$(157)	$3,009	$774,566	$2,409,757
6,098,380	18,127,123	709,481	607,778	41,105,971	52,601,019
1,483,266	6,894,648	(457,136)	413,136	(27,376,340)	463,628

11,177,999	31,348,138	252,188	1,023,923	14,504,197	55,474,404

—	(5,056,293)	—	(4,719)	—	(1,645,063)
—	(507,706)	—	—	—	(207,533)
—	(799,569)	—	—	—	(734,550)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	(6,363,568)	—	(4,719)	—	(2,587,146)

(12,984,532)	(23,866,192)	(915,047)	(996,045)	(38,387,825)	(72,552,461)

(1,806,533)	1,118,378	(662,859)	23,159	(23,883,628)	(19,665,203)

250,206,889	249,088,511	9,668,609	9,645,450	433,600,214	453,265,417

$248,400,356	$250,206,889	$9,005,750	$9,668,609	$409,716,586	$433,600,214

$9,903,620	$6,307,267	$1,828	$1,985	$3,165,992	$2,391,426

Anchor Series Trust
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Capital Appreciation
	Portfolio

	For the six
	months ended	For the year
	June 30,	ended
	2011	December 31,
	(unaudited)	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,720,733)	$(2,758,516)
Net realized gain (loss) on investments and foreign currencies	129,392,962	159,624,426
Net unrealized gain (loss) on investments and foreign currencies	(17,009,558)	68,361,735

Net increase (decrease) in net assets resulting from operations	110,662,671	225,227,645

Distributions to shareholders from:
Net investment income — Class 1	—	(657,443)
Net investment income — Class 2	—	(11,275)
Net investment income — Class 3	—	—
Net realized gain on securities — Class 1	—	—
Net realized gain on securities — Class 2	—	—
Net realized gain on securities — Class 3	—	—

Total distributions to shareholders	—	(668,718)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(70,496,306)	(149,416,496)

Total increase (decrease) in net assets	40,166,365	75,142,431

NET ASSETS:
Beginning of period	1,175,476,760	1,100,334,329

End of period†	$1,215,643,125	$1,175,476,760

† Includes accumulated undistributed net investment income (loss)	$(1,841,037)	$(120,304)

See Notes to Financial Statements

				Strategic
Natural Resources		Multi-Asset		Multi-Asset
Portfolio		Portfolio		Portfolio
For the six		For the six		For the six
months ended	For the year	months ended	For the year	months ended	For the year
June 30,	ended	June 30,	ended	June 30,	ended
2011	December 31,	2011	December 31,	2011	December 31,
(unaudited)	2010	(unaudited)	2010	(unaudited)	2010

$1,020,207	$1,670,080	$102,196	$292,366	$86,753	$85,306
30,973,295	71,160,161	1,444,254	1,218,616	1,963,314	3,226,281
(32,531,765)	(29,141,787)	(929,507)	749,046	(1,116,223)	(283,315)

(538,263)	43,688,454	616,943	2,260,028	933,844	3,028,272

—	(1,007,821)	—	(376,567)	—	—
—	(180,160)	—	—	—	—
—	(1,092,609)	—	—	—	—
—	(7,253,115)	—	—	—	—
—	(1,508,496)	—	—	—	—
—	(10,255,225)	—	—	—	—

—	(21,297,426)	—	(376,567)	—	—

(9,413,612)	(23,800,146)	(1,038,176)	(3,244,246)	(1,324,515)	(3,815,367)

(9,951,875)	(1,409,118)	(421,233)	(1,360,785)	(390,671)	(787,095)

324,036,648	325,445,766	26,790,211	28,150,996	25,271,730	26,058,825

$314,084,773	$324,036,648	$26,368,978	$26,790,211	$24,881,059	$25,271,730

$2,580,163	$1,559,956	$415,274	$313,078	$249,065	$162,312

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited)
June 30, 2011

1. Organization:  Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 9 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of SunAmerica Annuity and Life Assurance Company, First SunAmerica Life Insurance Company, American General Life Insurance Company of Delaware and The United States Life Insurance Company in the City of New York, each an affiliated insurance company of SAAMCo; and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company of SAAMCo. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed Portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

The investment objectives for each Portfolio are as follows:

The Money Market Portfolio seeks current income consistent with stability of principal through investments in high-quality, short-term money market instruments, including U.S. government securities, certificates of deposit, bankers’ acceptances and time deposits, commercial paper and other short-term obligations of U.S. and foreign corporations, repurchase agreements, reverse repurchase agreements, asset-backed securities and other eligible instruments and seeks to maintain a stable share price of $1.00.

The Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation or Aa3 or better by Moody’s Investor Services, Inc.). “Net Assets” will take into account borrowing for investment purposes.

The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The Growth and Income Portfolio seeks to provide long-term capital appreciation and high current income by investing at least 65% of total assets in core equity securities that provide the potential for growth and offer income, such as dividend-paying stocks.

The Growth Portfolio seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The Capital Appreciation Portfolio seeks long-term capital appreciation by investing primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.

The Natural Resources Portfolio seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation, using a value-style investment approach. Under normal market circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products. “Net Assets” will take into account borrowing for investment purposes.

The Multi-Asset Portfolio seeks long-term total investment return consistent with moderate investment risk by actively allocating the Portfolio’s assets among equity securities, investment grade fixed income securities and cash.

The Strategic Multi-Asset Portfolio seeks high long-term total investment return by actively allocating the Portfolio’s assets among equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash.

Indemnifications:  The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies:  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market Portfolio’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market Portfolio’s market-based net asset value per share deviates from the Portfolio’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing”. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

The various inputs that may be used to determine the value of the Portfolios’ investments are summarized into three broad levels listed below:

Level 1 —	Unadjusted quoted prices in active markets for identical securities

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 —	Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of June 30, 2011 are reported on a schedule following the Portfolio of Investments.

Derivative Instruments:

The following tables present the value of derivatives held as of June 30, 2011, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ending June 30, 2011:

Capital Appreciation Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts (1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Equity contracts (2)			Call and put options purchased, at value	$—

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts (1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts (2)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	$(198,148)	$—

	Multi-Asset Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts (1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Equity contracts (3)(5)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$7,280
Interest rate contracts (4)(5)	Variation margin on futures contracts	—	Variation margin on futures contracts	1,125

		$—		$8,405

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts (1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts (3)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	$(53,047)	$(4,022)
Interest rate contracts (4)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	29,742	6,122

		$(23,305)	$2,100

(1)	The Portfolio’s derivative contracts held during the year ended June 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity purchased options contracts was $32,691.
(3)	The average value outstanding for equity futures contracts was $614,839.
(4)	The average value outstanding for interest rate futures was $355,857.
(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(31,536) as reported in the Portfolio of Investments.

	Strategic Multi-Asset Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts (1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Equity contracts (2)(5)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$6,618
Interest rate contracts (3)(5)	Variation margin on futures contracts	—	Variation margin on futures contracts	—
Foreign exchange contracts (4)	Unrealized appreciation on forward foreign currency contracts	141,362	Unrealized appreciation on forward foreign currency contracts	112,532

		$141,362		$119,150

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts (1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts (2)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	$11,958	$(6,614)
Interest rate contracts (3)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	8,044	—
Foreign exchange contracts (4)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(547,881)	148,372

		$(527,879)	$141,758

(1)	The Portfolio’s derivative contracts held during the year ended June 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $542,835.
(3)	The average value outstanding for interest rate futures was $267,555.
(4)	The average notional amount outstanding for forward foreign currency contracts was $37,835,324.
(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(23,257) as reported in the Portfolio of Investments.

Forward Foreign Currency Contracts:  Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. During the six months ended June 30, 2011, the Strategic Multi-Asset Portfolios used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of June 30, 2011, Strategic Multi-Asset Portfolio has open forward contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk and market risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reflected on the Statement of Assets and Liabilities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts:  Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. The Multi-Asset and the Strategic Multi-Asset Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to manage duration and yield curve positioning. As of June 30, 2011, the following Portfolios had open futures contracts: Multi-Asset Portfolio and Strategic Multi-Asset Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are generally conducted through regulated exchanges which minimize counter-party credit risks.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

At June 30, 2011, the due from broker as disclosed in the Statement of Assets and Liabilities for the Multi-Asset Portfolio and Strategic Multi-Asset Portfolio includes amounts set aside for collateral for futures contracts.

Options:  Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the six months ended June 30, 2011, the Capital Appreciation Portfolio used option contracts to seek protection against a decline in value of the Portfolio’s securities. As of June 30, 2011, none of the Portfolios had open options contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Repurchase Agreements

The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

As of June 30, 2011, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
Portfolio	Interest	Amount

Money Market	0.35%	$120,000
Government and Quality Bond	57.13	19,410,000
Growth and Income	0.03	10,000
Growth	1.24	420,000
Capital Appreciation	4.83	1,640,000
Natural Resources	0.99	335,000
Multi-Asset	0.65	220,000
Strategic Multi-Asset	0.18	60,000

As of that date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated June 30, 2011, bearing interest at a rate of 0.00% per annum, with a principal amount of $33,975,000, a repurchase price of $33,975,001, and a maturity date of July 1, 2011. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	1.50%	12/31/2013	$33,429,000	$34,199,434
U.S. Treasury Notes	4.25%	08/15/2013	509,000	557,867

As of June 30, 2011, the following Portfolios held an undivided interest in a joint repurchase agreement with Barclays Capital PLC:

	Percentage	Principal
Portfolio	Interest	Amount

Money Market	0.35%	$260,000
Government and Quality Bond	56.79	41,970,000
Growth and Income	0.03	20,000
Growth	1.23	910,000
Capital Appreciation	4.80	3,550,000
Natural Resources	0.99	730,000
Multi-Asset	0.65	480,000
Strategic Multi-Asset	0.18	135,000

As of that date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital PLC, dated June 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $73,910,000, a repurchase price of $73,910,021, and a maturity date of July 1, 2011. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	1.75%	04/15/2013	$73,500,000	$75,547,168

As of June 30, 2011, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
Portfolio	Interest	Amount

Money Market	0.35%	$260,000
Government and Quality Bond	56.79	41,970,000
Growth and Income	0.03	20,000
Growth	1.23	910,000
Capital Appreciation	4.80	3,550,000
Natural Resources	0.99	730,000
Multi-Asset	0.65	480,000
Strategic Multi-Asset	0.18	135,000

As of that date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated June 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $73,910,000, a repurchase price of $73,910,010, and a maturity date of July 1, 2011. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Bonds	4.50%	02/15/2036	$71,800,300	$75,877,248

As of June 30, 2011, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

	Percentage	Principal
Portfolio	Interest	Amount

Money Market	0.35%	$280,000
Government and Quality Bond	56.79	45,370,000
Growth and Income	0.03	25,000
Growth	1.23	985,000
Capital Appreciation	4.80	3,835,000
Natural Resources	0.99	790,000
Multi-Asset	0.65	520,000
Strategic Multi-Asset	0.18	145,000

As of that date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated June 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $79,895,000, a repurchase price of $79,895,011, and a maturity date of July 1, 2011. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	1.25%	09/30/2015	$81,600,000	$81,655,982

As of June 30, 2011, the following Portfolios held an undivided interest in a joint repurchase agreement with Royal Bank of Scotland:

	Percentage	Principal
Portfolio	Interest	Amount

Money Market	0.35%	$260,000
Government and Quality Bond	56.79	41,970,000
Growth and Income	0.03	20,000
Growth	1.23	910,000
Capital Appreciation	4.80	3,550,000
Natural Resources	0.99	730,000
Multi-Asset	0.65	480,000
Strategic Multi-Asset	0.18	135,000

As of that date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Royal Bank of Scotland, dated June 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $73,910,000, a repurchase price of $73,910,010, and a maturity date of July 1, 2011. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	0.75%	08/15/2013	$74,856,000	$75,539,068

As of June 30, 2011, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

	Percentage	Principal
Portfolio	Interest	Amount

Money Market	0.35%	$325,000
Government and Quality Bond	56.52	51,940,000
Growth and Income	0.05	45,000
Growth	1.25	1,145,000
Capital Appreciation	4.79	4,400,000
Natural Resources	1.01	930,000
Multi-Asset	0.66	605,000
Strategic Multi-Asset	0.20	185,000

As of that date, the repurchase agreement in that joint account and the collateral thereof were as follows:

UBS Securities LLC, dated June 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $91,895,000, a repurchase price of $91,895,026, and a maturity date of July 1, 2011. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	1.25%	10/31/2015	$94,126,600	$93,924,535

Mortgage-Backed Dollar Rolls

During the six months ended June 30, 2011, the Government and Quality Bond Portfolio, Asset Allocation Portfolio and Multi-Asset Portfolio entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). The Trusts’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Government and Quality Bond Portfolio and Asset Allocation Portfolio had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may or may not exceed transaction costs. For the six months ended June 30, 2011, the Government and Quality Bond Portfolio, Asset Allocation Portfolio and Multi-Asset Portfolio had realized gains (losses) from mortgage-backed dollar rolls of $6,268,586, $25,605 and $59,509, respectively.

Securities Transactions, Dividends, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date, except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed after ex-dividend date. Distributions received from the Portfolios’ investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital,” which is recorded by the Portfolios as a reduction to the cost basis of the securities held. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income, if any, are paid annually for all Portfolios except the Money Market Portfolio which declares daily and pays monthly. Distributions from net realized capital gains, if any, are paid annually for all Portfolios. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Portfolios intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax years ending before 2007.

Foreign Currency Translation

The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

3. Investment Advisory and Management Agreement:  The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo, an indirect wholly-owned subsidiary of AIG with respect to each Portfolio. SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

	Average Daily	Management
Portfolio	Net Assets	Fee

Money Market	$0-$150 million	.500%
	> $150 million	.475%
	> $250 million	.450%
	> $500 million	.425%

Government and Quality Bond	$0-$200 million	.625%
	> $200 million	.575%
	> $500 million	.500%

Asset Allocation	$0-$50 million	.750%
	> $50 million	.650%
	> $150 million	.600%
	> $250 million	.550%

	Average Daily	Management
Portfolio	Net Assets	Fee

Natural Resources	> $0	.750%

Growth and Income	$0-$100 million	.700%
	> $100 million	.650%
	> $250 million	.600%
	> $500 million	.575%

Growth	$0-$250 million	.750%
	> $250 million	.675%
	> $500 million	.600%

Capital Appreciation	$0-$50 million	.750%
	> $50 million	.725%
	> $100 million	.700%

Strategic Multi-Asset	$0-$200 million	1.000%

Multi-Asset	> $200 million	.875%
	> $500 million	.800%

Wellington Management Company, LLP (“Wellington Management”) and EDGE Asset Management, Inc. (“EDGE”), act as Subadvisers to the Trust pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, Wellington Management and EDGE manage the investment and reinvestment of the assets of the Portfolios of the Trust. Wellington Management and EDGE are independent of SAAMCo and discharge their responsibilities subject to the policies of the Trustees and oversight and supervision of SAAMCo, which pays Wellington Management and EDGE fees out of advisory fees it receives from the Portfolios.

The portion of the investment advisory fees received by SAAMCo which are paid to Wellington Management for all Portfolios except Asset Allocation which is paid to EDGE, are as follows:

	Average Daily	Subadvisory
Portfolio	Net Assets	Fee

Money Market	$0-$500 million	.075%
	> $500 million	.020%

Government and Quality Bond	$0-$50 million	.225%
	> $50 million	.125%
	> $100 million	.100%

Asset Allocation	$0-$50 million	.400%
	> $50 million	.300%
	> $150 million	.250%
	> $250 million	.200%

Growth	$0-$50 million	.325%
Growth and Income	> $50 million	.225%
	> $150 million	.200%
	> $500 million	.150%

	Average Daily	Subadvisory
Portfolio	Net Assets	Fee

Capital Appreciation	$0-$50 million	.375%
	> $50 million	.275%
	> $150 million	.250%

Natural Resources	$0-$50 million	.350%
	> $50 million	.250%
	> $150 million	.200%
	> $500 million	.150%

Multi-Asset	$0-$50 million	.250%
	> $50 million	.175%
	> $150 million	.150%

Strategic Multi-Asset	$0-$50 million	.300%
	> $50 million	.200%
	> $150 million	.175%
	> $500 million	.150%

For the six months ended June 30, 2011, SAAMCo accrued fees of $11,125,986 from the Trust, of which SAAMCo informed the Trust that $7,650,313 was retained and $3,475,673 was paid to Wellington Management and EDGE, collectively.

The Adviser may reimburse expenses or waive fees of the Money Market Portfolio, including to avoid a negative yield. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. The exact amount of the voluntary waiver and/or reimbursement may change on a day-to-day basis. There is no guarantee that the Money Market Portfolio will be able to avoid a negative yield. For the six months ended June 30, 2011, the Money Market Portfolio voluntarily waived and/or reimbursed expenses in the amount of $52,361.

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

On September 22, 2008, American International Group, Inc. (“AIG”), the ultimate parent of SAAMCo, entered into a revolving credit facility (“FRBNY Credit Facility”) with the Federal Reserve Bank of New York (“NY Fed”). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the “Series C Preferred Stock”) to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”). The Series C Preferred Stock was entitled to approximately 77.8% of the voting power of AIG’s outstanding stock.

On January 14, 2011, AIG completed a series of previously announced integrated transactions (the “Recapitalization”) to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock, which was then transferred to the U.S. Department of the Treasury, and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, and, (ii) AIG’s Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functions as a $2 billion commitment to provide funding that AIG will have the discretion and option to use). As a result of the Recapitalization, the United States Treasury held a majority of outstanding shares of AIG Common Stock.

4. Expense Reductions:  Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio expenses have been reduced. For the six months ended June 30, 2011, the amount of expense reductions received by each Portfolio used to offset the Portfolio’s nonaffiliated expenses were as follows:

Total Expense
Portfolio	Reductions

Asset Allocation	$233
Growth and Income	84
Growth	4,898
Capital Appreciation	14,993
Natural Resources	7,106
Multi-Asset	161
Strategic Multi-Asset	456

5. Securities Transactions:  The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended June 30, 2011 were as follows:

		Government and	Asset	Growth and		Capital	Natural		Strategic
	Money Market	Quality Bond	Allocation	Income	Growth	Appreciation	Resources	Multi-Asset	Multi-Asset
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Purchases (excluding U.S. government securities)	$—	$20,356,078	$37,637,286	$3,308,288	$187,076,556	$565,042,794	$133,434,970	$6,420,119	$15,068,642
Sales (excluding U.S. government securities)	—	46,921,171	41,956,252	4,227,655	231,133,533	680,979,042	146,382,749	7,939,211	16,585,788
Purchases of U.S. government securities	—	238,813,756	9,974,614	—	—	—	—	1,133,316	685,529
Sales of U.S. government securities	—	200,508,190	8,616,555	—	—	—	—	2,321,272	742,562

6. Federal Income Taxes:  The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, retirement pension expense, partnership investments, and derivatives transactions.

	For the year ended December 31, 2010
	Distributable Earnings
		Long-Term	Unrealized	Tax Distributions
	Ordinary	Gains/Capital	Appreciation	Ordinary	Long-Term	Return of
Portfolio	Income	and Other Losses	(Depreciation)*	Income	Capital Gains	Capital

Money Market	$—	$(14)	$—	$432	$—	$420
Government and Quality Bond	31,993,889	4,706,159	19,173,334	42,635,960	—	—
Asset Allocation	6,358,295	(18,272,277)	20,813,583	6,363,568	—	—
Growth and Income	2,800	(2,167,351)	1,006,465	4,719	—	—
Growth	2,406,474	(111,968,164)	41,322,371	2,587,146	—	—
Capital Appreciation	—	(85,933,974)	263,159,347	668,718	—	—
Natural Resources	14,694,217	58,292,523	62,362,514	2,280,590	19,016,836	—
Multi-Asset	315,655	(3,923,295)	2,004,673	376,567	—	—
Strategic Multi-Asset	228,481	(2,515,970)	2,908,729	—	—	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of December 31, 2010, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward
Portfolio	2011	2012	2013	2014	2015	2016	2017	2018

Money Market	$—	$—	$—	$—	$—	$—	$—	$14
Government and Quality Bond	—	—	—	—	—	—	—	—
Asset Allocation	—	—	—	—	—	—	18,272,277	—
Growth and Income	—	—	—	—	—	312,857	1,854,494	—
Growth	—	—	—	—	—	6,632,135	105,336,029	—
Capital Appreciation	—	—	—	—	—	—	85,933,974	—
Natural Resources	—	—	—	—	—	—	—	—
Multi-Asset	—	—	—	—	—	761,295	3,162,000	—
Strategic Multi-Asset	—	—	—	—	—	223,276	2,292,694	—

As of June 30, 2011, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain/(Loss)	Investments

Money Market	$—	$—	$—	$7,404,073
Government and Quality Bond	24,536,879	(1,806,696)	22,730,183	1,292,927,860
Asset Allocation	26,370,068	(4,075,259)	22,294,809	227,236,625
Growth and Income	749,834	(200,505)	549,329	8,469,058
Growth	23,462,704	(9,516,673)	13,946,031	393,169,272
Capital Appreciation	274,676,603	(28,433,244)	246,243,359	961,197,056
Natural Resources	41,055,481	(11,228,306)	29,827,175	279,791,700
Multi-Asset	1,486,111	(422,141)	1,063,970	27,157,959
Strategic Multi-Asset	1,821,757	(191,695)	1,630,062	22,984,005

Note 7. Capital Share Transactions:  Transactions in capital shares of each class of each fund were as follows:

	Money Market Portfolio
	Class 1
	For the six months ended		For the year ended
	June 30, 2011 (unaudited)		December 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	633,019	$633,019	2,911,874	$2,911,874
Reinvested dividends	373	373	852	852
Shares redeemed	(1,021,302)	(1,021,302)	(4,231,266)	(4,231,267)

Net increase (decrease)	(387,910)	$(387,910)	(1,318,540)	$(1,318,541)

	Government and Quality Bond Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	June 30, 2011 (unaudited)		December 31, 2010		June 30, 2011 (unaudited)		December 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	514,077	$7,865,549	2,459,256	$37,849,645	182,904	$2,760,933	566,533	$8,701,788
Reinvested dividends	—	—	839,851	12,763,727	—	—	218,434	3,318,467
Shares redeemed	(2,928,503)	(44,432,220)	(6,463,737)	(99,094,586)	(901,325)	(13,656,977)	(1,921,354)	(29,405,963)

Net increase (decrease)	(2,414,426)	$(36,566,671)	(3,164,630)	$(48,481,214)	(718,421)	$(10,896,044)	(1,136,387)	$(17,385,708)

	Government and Quality Bond Portfolio
	Class 3
	For the six months ended		For the year ended
	June 30, 2011 (unaudited)		December 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	5,161,891	$78,171,294	12,057,605	$183,983,552
Reinvested dividends	—	—	1,750,864	26,553,766
Shares redeemed	(6,435,380)	(97,537,468)	(12,964,822)	(198,749,122)

Net increase (decrease)	(1,273,489)	$(19,366,174)	843,647	$11,788,196

	Asset Allocation Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	June 30, 2011 (unaudited)		December 31, 2010		June 30, 2011 (unaudited)		December 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	346,848	$4,747,928	784,713	$9,795,426	84,323	$1,145,602	110,194	$1,364,035
Reinvested dividends	—	—	417,051	5,056,293	—	—	41,944	507,706
Shares redeemed	(1,374,024)	(18,887,532)	(2,843,716)	(35,206,953)	(209,099)	(2,880,654)	(511,276)	(6,251,683)

Net increase (decrease)	(1,027,176)	$(14,139,604)	(1,641,952)	$(20,355,234)	(124,776)	$(1,735,052)	(359,138)	$(4,379,942)

	Asset Allocation Portfolio
	Class 3
	For the six months ended		For the year ended
	June 30, 2011 (unaudited)		December 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	658,810	$8,999,085	745,313	$9,172,120
Reinvested dividends	—	—	66,172	799,569
Shares redeemed	(448,918)	(6,108,961)	(737,531)	(9,102,705)

Net increase (decrease)	209,892	$2,890,124	73,954	$868,984

	Growth and Income Portfolio
	Class 1
	For the six months ended		For the year ended
	June 30, 2011 (unaudited)		December 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	20,887	$175,188	38,725	$290,673
Reinvested dividends	—	—	675	4,719
Shares redeemed	(130,737)	(1,090,235)	(179,258)	(1,291,437)

Net increase (decrease)	(109,850)	$(915,047)	(139,858)	$(996,045)

	Growth Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	June 30, 2011 (unaudited)		December 31, 2010		June 30, 2011 (unaudited)		December 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	181,529	$3,933,280	485,978	$9,019,983	19,734	$424,935	93,643	$1,706,867
Reinvested dividends	—	—	92,092	1,645,063	—	—	11,621	207,533
Shares redeemed	(1,191,673)	(25,793,277)	(2,874,430)	(53,627,729)	(222,095)	(4,803,113)	(437,687)	(8,172,656)

Net increase (decrease)	(1,010,144)	$(21,859,997)	(2,296,360)	$(42,962,683)	(202,361)	$(4,378,178)	(332,423)	$(6,258,256)

	Growth Portfolio
	Class 3
	For the six months ended		For the year ended
	June 30, 2011 (unaudited)		December 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	284,117	$6,108,958	462,473	$8,400,219
Reinvested dividends	—	—	41,201	734,550
Shares redeemed	(847,422)	(18,258,608)	(1,726,362)	(32,466,291)

Net increase (decrease)	(563,305)	$(12,149,650)	(1,222,688)	$(23,331,522)

	Capital Appreciation Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	June 30, 2011 (unaudited)		December 31, 2010		June 30, 2011 (unaudited)		December 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	500,492	$19,797,444	852,180	$27,049,254	76,485	$2,985,533	100,583	$3,136,553
Reinvested dividends	—	—	21,539	657,443	—	—	374	11,275
Shares redeemed	(1,691,659)	(67,243,510)	(3,565,577)	(111,955,761)	(237,900)	(9,327,259)	(598,386)	(18,610,684)

Net increase (decrease)	(1,191,167)	$(47,446,066)	(2,691,858)	$(84,249,064)	(161,415)	$(6,341,726)	(497,429)	$(15,462,856)

	Capital Appreciation Portfolio
	Class 3
	For the six months ended		For the year ended
	June 30, 2011 (unaudited)		December 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	1,482,832	$57,828,996	1,937,050	$60,057,860
Reinvested dividends	—	—	—	—
Shares redeemed	(1,914,669)	(74,537,510)	(3,477,393)	(109,762,436)

Net increase (decrease)	(431,837)	$(16,708,514)	(1,540,343)	$(49,704,576)

	Natural Resources Portfolio
	Class 1				Class 2
	For the six months ended		For the year ended		For the six months ended		For the year ended
	June 30, 2011 (unaudited)		December 31, 2010		June 30, 2011 (unaudited)		December 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	133,456	$5,914,978	291,595	$11,384,882	31,643	$1,395,561	73,059	$2,814,853
Reinvested dividends	—	—	237,390	8,260,936	—	—	48,667	1,688,656
Shares redeemed	(316,298)	(13,936,432)	(903,752)	(34,487,736)	(70,085)	(3,074,812)	(209,569)	(8,021,023)

Net increase (decrease)	(182,842)	$(8,021,454)	(374,767)	$(14,841,918)	(38,442)	$(1,679,251)	(87,843)	$(3,517,514)

	Natural Resources Portfolio
	Class 3
	For the six months ended		For the year ended
	June 30, 2011 (unaudited)		December 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	608,955	$26,616,242	798,065	$30,577,684
Reinvested dividends	—	—	327,964	11,347,834
Shares redeemed	(603,728)	(26,329,149)	(1,239,805)	(47,366,232)

Net increase (decrease)	5,227	$287,093	(113,776)	$(5,440,714)

	Multi-Asset Portfolio
	Class 1
	For the six months ended		For the year ended
	June 30, 2011 (unaudited)		December 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	32,867	$206,447	34,172	$200,561
Reinvested dividends	—	—	66,846	376,567
Shares redeemed	(199,227)	(1,244,623)	(663,477)	(3,821,374)

Net increase (decrease)	(166,360)	$(1,038,176)	(562,459)	$(3,244,246)

	Strategic Multi-Asset Portfolio
	Class 1
	For the six months ended		For the year ended
	June 30, 2011 (unaudited)		December 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	63,730	$506,722	66,179	$458,746
Reinvested dividends	—	—	—	—
Shares redeemed	(232,870)	(1,831,237)	(610,450)	(4,274,113)

Net increase (decrease)	(169,140)	$(1,324,515)	(544,271)	$(3,815,367)

8. Trustees’ Retirement Plan:  The Trustees of Anchor Series Trust have adopted the SunAmerica Disinterested Trustees’ and Directors’ Retirement Plan (the “Retirement Plan”) effective January 1, 1993, as amended, for the disinterested Trustees. The Retirement Plan provides generally that a disinterested Trustee may become a participant (“Participant”) in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the “Adopting Funds”) or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an “Eligible Trustee”). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee’s account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

The following amounts for the Retirement Plan Liabilities are included in the Trustees’ fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees’ fees and expenses line on the Statement of Operations.

	As of June 30, 2011
	Retirement	Retirement	Retirement
	Plan	Plan	Plan
Portfolio	Liability	Expense	Payments

Money Market	$1,368	$5	$203
Government and Quality Bond	15,327	782	2,174
Asset Allocation	3,415	172	485
Growth and Income	714	7	106
Growth	13,390	297	1,956
Capital Appreciation	24,728	791	3,576
Natural Resources	3,064	215	425
Multi-Asset	2,710	18	402
Strategic Multi-Asset	1,844	18	273

9. Lines of Credit:  The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or London Interbank Offered Rate plus 125 points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 12.5 basis points per annum on the daily unused portion of the committed line of credit which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. During the six months ending June 30, 2011, the following Portfolios had borrowings:

				Weighted
	Days	Interest	Average Debt	Average
Portfolio	Outstanding	Charges	Utilized	Interest

Capital Appreciation	11	$1,213	$2,793,593	1.41%

At June 30, 2011, there were no borrowings outstanding.

10. Interfund Lending Agreement:  Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2011, none of the Portfolios participated in the program.

11. Investment Concentration:  All Portfolios may invest in foreign securities and all portfolios, except for the Money Market Portfolio, may invest in “emerging market” countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Strategic Multi-Asset Portfolio, which had 7.6% of its net assets invested in securities domiciled in the United Kingdom.

Government and Quality Bond Portfolio, Asset Allocation Portfolio, and Multi-Asset Portfolio invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of each Portfolio’s concentration in such investments, it may be subject to risks associated with U.S. Government securities. At the six months ended June 30, 2011, the Portfolios had 47.1%, 14.4%, and 17.2%, respectively, of their net assets invested in such securities.

12. Subsequent Event:  On June 15, 2011, the Board of Trustees of Anchor Series Trust approved a plan of liquidation for the Money Market Portfolio, subject to shareholder approval. If approved, the liquidation of the Money Market Portfolio would occur on or about November 18, 2011.

ANCHOR SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS — (unaudited)

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Anchor Series Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust or its separate series (each a “Portfolio” and together, the “Portfolios”), SunAmerica Asset Management Corp. (“SAAMCo”), Edge Asset Management, Inc. (“EDGE”) or Wellington Management Company, LLP (“Wellington,” and together with EDGE, the “Subadvisers”) (the “Disinterested Trustees”), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Portfolios, and SAAMCo (the “Advisory Agreement”) for a one-year period ending June 30, 2012 at an in-person meeting held on June 14, 2011 (the “Meeting”). The Trust currently consists of nine separate Portfolios, including the Asset Allocation Portfolio, Capital Appreciation Portfolio, Government and Quality Bond Portfolio, Growth Portfolio, Growth and Income Portfolio, Money Market Portfolio, Multi-Asset Portfolio, Natural Resources Portfolio and Strategic Multi-Asset Portfolio. At the Meeting, the Board also approved the continuation of the Subadvisory Agreements between SAAMCo and Wellington (the “Wellington Subadvisory Agreement”) with respect to the Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio, Strategic Multi-Asset Portfolio, Money Market Portfolio, and Government and Quality Bond Portfolio (collectively, the “Wellington Subadvised Portfolios”) and between SAAMCo and EDGE with respect to the Asset Allocation Portfolio (the “EDGE Subadvisory Agreement,” and together with the Wellington Subadvisory Agreement, the “Subadvisory Agreements”), each for a one-year period ending June 30, 2012.

In accordance with Section 15(c) of the 1940 Act, the Board requested and SAAMCo and the Subadvisers, where applicable, provided materials relating to the Board’s consideration of whether to approve the continuation of the Advisory Agreement and Subadvisory Agreements. These materials included (a) a summary of the services provided to the Portfolios by SAAMCo and its affiliates, and by the Subadvisers; (b) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Portfolios, and the investment performance of the Portfolios as compared with a peer group of funds; (c) information on the profitability of SAAMCo and its affiliates, and a discussion relating to indirect benefits; (d) a report on economies of scale; (e) information on SAAMCo’s and the Subadvisers’ risk management process; (f) a discussion on general compliance policies and procedures; (g) a summary of brokerage and soft dollar practices; (h) information about the key personnel of SAAMCo, and its affiliates and the Subadvisers, that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices; and (i) an internal comparison of management fees received for other mutual funds and accounts with similar investment objectives and strategies for which SAAMCo and the Subadvisers serve as adviser or subadviser, as applicable.

In determining whether to approve the continuation of the Advisory Agreement and Subadvisory Agreements, the Board, including the Disinterested Trustees, considered the following information:

Nature, Extent and Quality of Services Provided by SAAMCo and the Subadvisers. The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by SAAMCo and the Subadvisers. The Board noted that the services include acting as investment manager and adviser to the Portfolios, managing the daily business affairs of the Portfolios, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SAAMCo provides office space, bookkeeping, accounting, legal and compliance, clerical and administrative services, and has authorized its officers and employees, if elected, to serve as officers or Trustees of the Portfolios without compensation. Finally, the Board noted that SAAMCo is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers. In addition to the quality of the advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolios pursuant to the Advisory Agreement and noted that such services include (i) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) organizing Board meetings and preparing the materials for such Board meetings; (iv) providing legal and compliance support; and (v) performing other administrative functions necessary for the operation of the Portfolios, such as tax reporting and fulfilling regulatory filing requirements.

In connection with the services provided by SAAMCo, the Board analyzed the structure and duties of SAAMCo’s fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Portfolios. The Board also reviewed the personnel responsible for providing advisory services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices and concluded, based on their experience and interaction with SAAMCo, that: (i) SAAMCo is able to retain quality portfolio managers, analysts and other personnel; (ii) SAAMCo exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SAAMCo had been responsive to requests of the Board; and (iv) SAAMCo had kept the Board apprised of developments relating to the Portfolios and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SAAMCo’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2011, SAAMCo managed, advised and/or administered approximately $45.3 billion in assets. The Board also considered SAAMCo’s code of ethics and its risk management process, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectus. Additionally, the Board considered SAAMCo’s compliance and regulatory history.

With respect to the Wellington Subadvised Portfolios, for which SAAMCo has delegated daily investment management responsibilities to Wellington, the Board also considered the nature, quality and extent of subadvisory services provided by Wellington. The Board observed that Wellington is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Wellington Subadvised Portfolios, subject to the oversight and review of SAAMCo. The Board reviewed Wellington’s history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Wellington Subadvised Portfolios, in addition to current and projected staffing levels and compensation practices, and concluded, based on their experience with Wellington, that: (i) Wellington is able to retain high quality portfolio managers and other investment personnel; (ii) Wellington exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Wellington Subadvisory Agreement; and (iii) Wellington had been responsive to requests of the Board and of SAAMCo. The Board considered that Wellington has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Wellington Subadvised Portfolios as set forth in the Portfolios’ prospectus. The Board also considered Wellington’s code of ethics, compliance and regulatory history, and risk management process. The Board noted that Wellington has not experienced any material regulatory or compliance problems nor has it been involved in any material litigation or administrative proceedings that would potentially impact it from effectively serving as a subadviser to the Portfolios. The Board concluded that the nature and extent of services to be provided by Wellington under the Wellington Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

With respect to the Asset Allocation Portfolio, for which SAAMCo has delegated daily investment management responsibilities to EDGE, the Board also considered the nature, quality and extent of subadvisory services provided by EDGE. The Board observed that EDGE is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Asset Allocation Portfolio, subject to the oversight and review of SAAMCo. The Board reviewed EDGE’s history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Asset Allocation Portfolio in addition to current and projected staffing levels and compensation practices and concluded, based on their experience with EDGE, that: (i) EDGE is able to retain high quality portfolio managers and other investment personnel; (ii) EDGE exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the EDGE Subadvisory Agreement; and (iii) EDGE had been responsive to requests of the Board and of SAAMCo. The Board considered that EDGE has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Asset Allocation Portfolio as set forth in the Portfolio’s prospectus. The Board also considered EDGE’s code of ethics, compliance and regulatory history and risk management process. The Board noted that EDGE has not experienced any material regulatory or compliance problems nor has it been involved in any material litigation or administrative proceedings that would potentially impact it from effectively serving as a subadviser to the Asset Allocation Portfolio. The Board concluded that the nature and extent of services to be provided by EDGE under the EDGE Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

Investment Performance. The Board, including the Disinterested Trustees, also considered the investment performance of SAAMCo with respect to the Portfolios, Wellington with respect to the Wellington Subadvised Portfolios, and EDGE with respect to the Asset Allocation Portfolio. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolios as compared to each Portfolio’s peer group (“Peer Group”) and/or peer universe (“Peer Universe”) as independently determined by Lipper and to an appropriate index or combination of indices. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Groups and Peer Universes. The Board also noted that it regularly reviews the performance of the Portfolios throughout the year. The Board noted that, while it monitors performance of the Portfolios closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

It was noted that performance information was for the periods ended March 31, 2011. The Board also noted that it regularly reviews the performance of the Portfolios throughout the year.

Asset Allocation Portfolio. The Board considered that the Portfolio’s performance was above the median of its Peer Group/Universe for the one-, three- and five- year periods. The Board also considered that the Portfolio outperformed its Lipper Index for the one-, three- and five- year periods. The Board concluded that the Portfolio’s performance was satisfactory.

Capital Appreciation Portfolio. The Board considered that the Portfolio’s performance was above the median of its Peer Group/Universe for the one-, three- and five- year periods. The Board also considered that the Portfolio outperformed its Lipper Index for the one-, three- and five- year periods. The Board concluded that the Portfolio’s performance was satisfactory.

Growth and Income Portfolio. The Board considered that the Portfolio’s performance was below the median of its Peer Group/Universe for the one- and three- year periods and above the median of its Peer Group/Universe for the five- year period. The Board also considered that the Portfolio underperformed its Lipper Index for the one- and three- year periods and outperformed its Lipper Index for the five- year period. The Board took into account management’s discussions regarding the Fund’s performance, including its relative underperformance over the shorter-term periods. The Board concluded that the Portfolio’s overall performance was satisfactory.

Growth Portfolio. The Board considered that the Portfolio’s performance was below the median of its Peer Group for the one- and three- year periods and above the median of its Peer Group for the five- year period. The Board also considered that the Portfolio’s performance was below the median of its Peer Universe for the one- year period and above the median of its Peer Universe for the three- and five- year periods. The Board also considered that the Portfolio outperformed its Lipper Index for the one-, three- and five- year periods. The Board took into account management’s discussions regarding the Fund’s performance, including its relative underperformance over the shorter-term periods. The Board concluded that the Portfolio’s performance was satisfactory.

Government and Quality Bond Portfolio. The Board considered that the Portfolio’s performance was at the median of its Peer Group for the one- year period and below the median of its Peer Group for the three- and five- year periods. The Board also considered that the Portfolio’s performance was below the median of its Peer Universe for the one-, three- and five- year periods. The Board also considered that the Portfolio underperformed its Lipper Index for the one-, three- and five- year periods. The Board took into account management’s discussions regarding the Fund’s performance, as well as management’s continued monitoring of the Portfolio. The Board concluded that the Portfolio’s performance is being addressed.

Money Market Portfolio. The Board considered that the Portfolio’s performance was at the median of its Peer Group for the one- year period and below the median of its Peer Group for the three- and five- year periods. The Board also considered that the Portfolio’s performance was at the median of its Peer Universe for the one- year period and below the median of its Peer Universe for the three- and five- year periods. The Board also considered that the Portfolio underperformed its Lipper Index for the one-, three- and five- year periods. The Board took into account management’s discussions regarding the Fund’s performance, including the fact that the Portfolio was small, which had an adverse impact on expenses, and was a contributing factor to the Portfolio’s relative underperformance. The Board also considered the voluntary fee waivers and/or expense reimbursements being made by SAAMCo with respect to the Fund in order to avoid a negative yield and further considered that the Board would be considering a proposal to liquidate this Fund at the Meeting. The Board concluded that the Fund’s performance is being addressed.

Multi-Asset Portfolio. The Board considered that the Portfolio’s performance was below the median of its Peer Group/Universe for the one-, three- and five- year periods. The Board also considered that the Portfolio underperformed its Lipper Index for the one-, three- and five- year periods. The Board took into account management’s discussions regarding the Fund’s performance, as well as management’s continued monitoring of the Portfolio. The Board concluded that the Portfolio’s performance is being addressed.

Natural Resources Portfolio. The Board considered that the Portfolio’s performance was below the median of its Peer Group for the one- year period and above the median of its Peer Group for the three- and five- year periods. The Board also considered that the Portfolio’s performance was below the median of its Peer Universe for the one- and three- year periods and above the median of its Peer Universe for the five- year period. The Board also considered that the Portfolio underperformed its Lipper Index for the one-, three- and five- year periods. The Board took into account management’s discussions regarding the Fund’s performance, including the Fund’s relative underperformance over the shorter-term periods. The Board concluded that the Portfolio’s overall performance is satisfactory.

Strategic Multi-Asset Portfolio. The Board considered that the Portfolio’s performance was above the median of its Peer Group for the one- and five- year periods and at the median of its Peer Group for the three- year period. The Board also considered that the Portfolio’s performance was below the median of its Peer Universe for the one- year period and above the median of its Peer Universe for the three- and five- year periods. The Board also considered that the Portfolio underperformed its Lipper Index for the one- year period and outperformed its Lipper Index for the three- and five- year periods. The Board concluded that the Portfolio’s performance is satisfactory.

Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits to be Realized by SAAMCo, the Subadvisers and their Affiliates from the Relationship with the Portfolios. The Board, including the Disinterested Trustees, received and reviewed information regarding the fees to be paid by the Portfolios to SAAMCo pursuant to the Advisory Agreement and the fees paid by SAAMCo to Wellington and EDGE pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SAAMCo, Wellington, EDGE or their affiliates in connection with providing such services to the Portfolios.

To assist in analyzing the reasonableness of the management fee for each of the Portfolios, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for each Portfolio’s Peer Group and/or Peer Universe, as determined by Lipper, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Portfolio to SAAMCo, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Portfolio’s total operating expenses, the Board compared each Portfolio’s net expense ratio to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Portfolios. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SAAMCo was providing services at a cost that was competitive with other, similar funds.

Asset Allocation Portfolio. The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were slightly above the median of its Peer Group and below the median of its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and took into account management’s discussions regarding the Portfolio’s expenses.

Capital Appreciation Portfolio. The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and below the median of its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and took into account management’s discussions regarding the Portfolio’s expenses.

Growth and Income Portfolio. The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and took into account management’s discussions regarding the Portfolio’s expenses.

Growth Portfolio. The Board considered that the Portfolio’s actual management fees were below the median of its Peer Group and slightly above the median of its Peer Universe. The Board also considered that the Portfolio’s total expenses were below the median of its Peer Group and its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and took into account management’s discussions regarding the Portfolio’s expenses.

Government and Quality Bond Portfolio. The Board considered that the Portfolio’s actual management fees were at the median of its Peer Group and above the median of its Peer Universe. The Board also considered that the Portfolio’s total expenses were at the median of its Peer Group and below the median of its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and took into account management’s discussions regarding the Portfolio’s expenses.

Money Market Portfolio. The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and its Peer Universe. The Board also considered that the Portfolio’s total expenses were slightly above the median of its Peer Group and below the median of its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and took into account management’s discussions regarding the Portfolio’s expenses, including the fact that the Portfolio was small, which had an adverse impact on the expenses. The Board further noted that the Board would be considering a proposal to liquidate the Portfolio at the Meeting.

Multi-Asset Portfolio. The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and its Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and took into account management’s discussions regarding the Portfolio’s expenses.

Natural Resources Portfolio. The Board considered that the Portfolio’s actual management fees were below the median of its Peer Group and its Peer Universe. The Board also considered that the Portfolio’s total expenses were below the median of its Peer Group and its Peer Universe.

Strategic Multi-Asset Portfolio. The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and its Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and took into account management’s discussions regarding the Portfolio’s expenses.

The Board also considered management fees received by SAAMCo with respect to other mutual funds and accounts with similar investment strategies to the Portfolios, as applicable. The Board noted that the management fees paid by the Portfolios were reasonable as compared to the fees SAAMCo was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by SAAMCo to Wellington and EDGE pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper. The report showed comparative fee information for the Portfolios’ Peer Groups and/or Peer Universes that the Trustees used as a guide to help assess the reasonableness of the subadvisory fee. The Trustees noted that Peer Group information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The Trustees also considered that the subadvisory fees are paid by SAAMCo out of its management fee and not by the Portfolios, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it retained.

The Board also considered advisory fees received by Wellington and EDGE with respect other mutual funds and accounts with similar investment strategies to the Portfolio or Portfolios for which they serve as Subadviser. The Board noted in particular that certain of the similar accounts identified by Wellington were institutional separate accounts, and Wellington highlighted certain differences between these separate accounts and the applicable Portfolios, including that these separate accounts are subject to different investment limitations and restrictions and do not experience daily cash flows in a manner similar to the Portfolios. The Board also recognized that, with respect to the Asset Allocation Portfolio, the similar account identified by Edge utilizes a fund of funds structure, which increases overall expenses due to additional fees in the underlying funds held and that these material differences make performance and fee comparisons with the

Portfolio less meaningful. The Board further noted that the subadvisory fees paid by SAAMCo to Wellington and EDGE were reasonable as compared to fees the Subadvisers receive for other such investment companies or clients for which it serves as adviser or subadviser.

The Board also considered SAAMCo’s profitability and the benefits SAAMCo and its affiliates received from their relationship with the Portfolios. The Board received and reviewed financial statements relating to SAAMCo’s financial condition and profitability with respect to the services it provided the Portfolios and considered how profit margins could affect SAAMCo’s ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenue earned and the expresses incurred by SAAMCo, and its affiliates that provide services to the Portfolios on a Portfolio-by-Portfolio basis. In particular, the Board considered the voluntary fee waivers being made by SAAMCo with respect to the Money Market Portfolio to avoid a negative yield. Additionally, the Board considered whether SAAMCo, the Subadvisers and their affiliates received any indirect benefits from the relationship with the Portfolios. Specifically, the Board observed that, pursuant to arrangements between SAAMCo and certain affiliated insurance companies, SAAMCo may contribute profits and receive administrative fees with respect to certain annuity products (including the Trust). The Board further observed that in calculating their corporate income tax liability as insurance companies, certain affiliated life insurance companies receive a tax benefit with respect to dividends paid by the Portfolios. In addition, it was noted that such affiliated life insurance companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. The Board also noted that certain affiliated life insurance companies also receive financial support from SAAMCo and certain Subadvisers for distribution-related activities, including payments to help offset costs for training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives and that such payments may be derived from investment management fees received by SAAMCo or Subadvisers.

The Board further considered whether there were any collateral or “fall-out” benefits that SAAMCo and its affiliates may derive as a result of their relationship with the Portfolios. The Board noted that SAAMCo believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed the Subadvisers’ financial statements and considered whether the Subadvisers had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SAAMCo and the Subadvisers had the financial resources necessary to perform their obligations under the Advisory Agreement and Subadvisory Agreements and to continue to provide the Portfolios with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale.  The Board, including the Disinterested Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Portfolios. The Board considered that as a result of being part of the SAAMCo fund complex, the Portfolios share common resources and may share certain expenses, and if the size of the complex increases, each Portfolio could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of SAAMCo as it adds labor and capital to expand the scale of operations. The Board also took into account that the management fee arrangements included breakpoints that will adjust the fee downward as the size of Portfolios increase, thereby allowing the shareholders to participate in any economies of scale. The Board concluded that the Portfolios’ management fee structures were reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board did not review specific information regarding whether there have been economies of scale with respect to the Subadvisers’ management of the Portfolios because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

Other Factors.  In consideration of the Advisory Agreement and Subadvisory Agreements, the Board also received information regarding SAAMCo’s and the Subadvisers’ brokerage and soft dollar practices. The Board considered that SAAMCo and the Subadvisers are responsible for decisions to buy and sell securities for the portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from SAAMCo and from an independent third party which included information on brokerage commissions and execution throughout the year and that commissions paid had generally been reasonable and the quality of brokerage execution had generally been high. The Board also considered the benefits SAAMCo and the Subadvisers derive from their soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SAAMCo and/or the Subadvisers in return for allocating brokerage.

Conclusion.  After a full and complete discussion, the Board approved the Advisory Agreement and the Subadvisory Agreements, each for a one-year period ending June 30, 2012. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreements were fair and reasonable and in the best interests of the Portfolios and the Portfolios’ shareholders. In arriving at a decision to approve the Advisory Agreement and Subadvisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS

					Dividends		Distributions							Ratio of net
	Net Asset	Net	Net realized		declared	Distributions	from net	Total	Net Asset		Net Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	from net	realized	Dividends	Value		end of	expenses		income (loss)		Portfolio
Period	beginning	income	gain (loss) on	investment	investment	return of	gain on	and	end of	Total	period	to average		to average		turnover
ended	of period	(loss)(1)	investments	operations	income	capital	investments	Distributions	period	Return(2)	(000’s)	net assets		net assets		rate

Money Market Portfolio Class 1
12/31/06	$1.00	$0.04	$—	$0.04	$(0.04)	$—	$—	$(0.04)	$1.00	4.12%	$13,406	0.97%		4.05%		—%
12/31/07	1.00	0.04	—	0.04	(0.04)	—	—	(0.04)	1.00	4.39	13,119	0.98		4.30		—
12/31/08	1.00	0.02	(0.00)	0.02	(0.02)	—	—	(0.02)	1.00	1.74	13,732	1.09		1.71		—
12/31/09	1.00	0.00	0.00	0.00	(0.00)	(0.00)	—	(0.00)	1.00	0.05	9,092	0.61	(3)	0.04	(3)	—
12/31/10	1.00	0.00	0.00	0.00	(0.00)	(0.00)	—	(0.00)	1.00	0.01	7,774	0.23	(3)	0.01	(3)	—
06/30/11(5)	1.00	0.00	0.00	0.00	(0.00)	—	—	(0.00)	1.00	0.00	7,386	0.18	(3)(4)	0.01	(3)(4)	—

Government and Quality Bond Portfolio Class 1
12/31/06	14.78	0.65	(0.17)	0.48	(0.55)	—	—	(0.55)	14.71	3.31	443,469	0.60		4.41		58
12/31/07	14.71	0.72	0.20	0.92	(0.58)	—	—	(0.58)	15.05	6.33	419,351	0.59		4.80		41
12/31/08	15.05	0.65	(0.01)	0.64	(0.63)	—	—	(0.63)	15.06	4.29	412,438	0.59		4.32		87
12/31/09	15.06	0.58	0.06	0.64	(0.75)	—	—	(0.75)	14.95	4.29	342,036	0.61		3.82		71
12/31/10	14.95	0.42	0.33	0.75	(0.63)	—	—	(0.63)	15.07	4.98	297,126	0.59		2.75		66
06/30/11(5)	15.07	0.17	0.19	0.36	—	—	—	—	15.43	2.39	266,890	0.60	(4)	2.26	(4)	23

Government and Quality Bond Portfolio Class 2
12/31/06	14.77	0.63	(0.17)	0.46	(0.53)	—	—	(0.53)	14.70	3.15	131,035	0.75		4.26		58
12/31/07	14.70	0.69	0.20	0.89	(0.55)	—	—	(0.55)	15.04	6.18	125,766	0.74		4.65		41
12/31/08	15.04	0.63	(0.01)	0.62	(0.61)	—	—	(0.61)	15.05	4.14	116,609	0.74		4.17		87
12/31/09	15.05	0.56	0.06	0.62	(0.73)	—	—	(0.73)	14.94	4.14	96,914	0.76		3.67		71
12/31/10	14.94	0.40	0.33	0.73	(0.61)	—	—	(0.61)	15.06	4.83	80,584	0.74		2.60		66
06/30/11(5)	15.06	0.16	0.18	0.34	—	—	—	—	15.40	2.26	71,359	0.75	(4)	2.11	(4)	23

Government and Quality Bond Portfolio Class 3
12/31/06	14.75	0.60	(0.16)	0.44	(0.51)	—	—	(0.51)	14.68	3.06	430,871	0.85		4.16		58
12/31/07	14.68	0.66	0.21	0.87	(0.54)	—	—	(0.54)	15.01	6.02	626,704	0.84		4.54		41
12/31/08	15.01	0.61	(0.00)	0.61	(0.59)	—	—	(0.59)	15.03	4.12	674,160	0.84		4.07		87
12/31/09	15.03	0.53	0.07	0.60	(0.72)	—	—	(0.72)	14.91	3.98	719,070	0.86		3.55		71
12/31/10	14.91	0.38	0.33	0.71	(0.59)	—	—	(0.59)	15.03	4.74	737,455	0.84		2.50		66
06/30/11(5)	15.03	0.15	0.18	0.33	—	—	—	—	15.36	2.20	734,357	0.85	(4)	2.01	(4)	23

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

	12/31/09	12/31/10	06/30/11(4)(5)

Money Market Portfolio Class 1	0.70%	1.21%	1.40%

(4)	Annualized
(5)	Unaudited

See Notes to Financial Statements

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

					Dividends		Distributions							Ratio of net
	Net Asset	Net	Net realized		declared	Distributions	from net	Total	Net Asset		Net Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	from net	realized	Dividends	Value		end of	expenses		income (loss)		Portfolio
Period	beginning	income	gain (loss) on	investment	investment	return of	gain on	and	end of	Total	period	to average		to average		turnover
ended	of period	(loss)(1)	investments	operations	income	capital	investments	Distributions	period	Return(2)	(000’s)	net assets(3)		net assets(3)		rate

Asset Allocation Portfolio Class 1
12/31/06	$14.99	$0.39	$1.27	$1.66	$(0.51)	$—	$—	$(0.51)	$16.14	11.31%	$351,839	0.66%		2.53%		27%
12/31/07	16.14	0.40	0.94	1.34	(0.49)	—	(0.60)	(1.09)	16.39	8.47	311,693	0.69		2.39		71
12/31/08	16.39	0.38	(3.67)	(3.29)	(0.47)	—	(2.45)	(2.92)	10.18	(23.03)	192,457	0.71		2.70		48
12/31/09	10.18	0.30	1.94	2.24	(0.42)	—	—	(0.42)	12.00	22.24	195,872	0.78		2.73		46
12/31/10	12.00	0.33	1.30	1.63	(0.34)	—	—	(0.34)	13.29	13.89	195,082	0.76		2.64		65
06/30/11(5)	13.29	0.20	0.40	0.60	—	—	—	—	13.89	4.51	189,664	0.77	(4)	2.93	(4)	19

Asset Allocation Portfolio Class 2
12/31/06	14.97	0.37	1.26	1.63	(0.49)	—	—	(0.49)	16.11	11.10	32,574	0.81		2.38		27
12/31/07	16.11	0.37	0.94	1.31	(0.46)	—	(0.60)	(1.06)	16.36	8.34	32,643	0.84		2.24		71
12/31/08	16.36	0.36	(3.67)	(3.31)	(0.44)	—	(2.45)	(2.89)	10.16	(23.15)	21,622	0.86		2.56		48
12/31/09	10.16	0.28	1.94	2.22	(0.40)	—	—	(0.40)	11.98	22.07	22,831	0.93		2.58		46
12/31/10	11.98	0.31	1.30	1.61	(0.33)	—	—	(0.33)	13.26	13.69	20,513	0.91		2.49		65
06/30/11(5)	13.26	0.19	0.40	0.59	—	—	—	—	13.85	4.45	19,699	0.92	(4)	2.78	(4)	19

Asset Allocation Portfolio Class 3
12/31/06	14.95	0.35	1.27	1.62	(0.48)	—	—	(0.48)	16.09	11.01	32,163	0.91		2.30		27
12/31/07	16.09	0.35	0.94	1.29	(0.45)	—	(0.60)	(1.05)	16.33	8.19	38,386	0.94		2.13		71
12/31/08	16.33	0.34	(3.65)	(3.31)	(0.43)	—	(2.45)	(2.88)	10.14	(23.22)	26,781	0.96		2.47		48
12/31/09	10.14	0.27	1.94	2.21	(0.39)	—	—	(0.39)	11.96	21.97	30,385	1.03		2.47		46
12/31/10	11.96	0.30	1.30	1.60	(0.32)	—	—	(0.32)	13.24	13.61	34,612	1.01		2.40		65
06/30/11(5)	13.24	0.18	0.40	0.58	—	—	—	—	13.82	4.38	39,038	1.03	(4)	2.70	(4)	19

Growth and Income Portfolio Class 1
12/31/06	11.16	0.06	1.09	1.15	(0.06)	—	(1.22)	(1.28)	11.03	11.21	17,539	1.09		0.55		86
12/31/07	11.03	0.04	1.07	1.11	(0.07)	—	(1.36)	(1.43)	10.71	10.23	15,745	1.15		0.33		85
12/31/08	10.71	0.03	(3.78)	(3.75)	(0.04)	—	(1.58)	(1.62)	5.34	(39.32)	8,087	1.40		0.33		122
12/31/09	5.34	0.01	1.84	1.85	(0.03)	—	—	(0.03)	7.16	34.63	9,645	1.66		0.08		94
12/31/10	7.16	0.00	0.85	0.85	(0.00)	—	—	(0.00)	8.01	11.93	9,669	1.56		0.03		67
06/30/11(5)	8.01	(0.00)	0.19	0.19	—	—	—	—	8.20	2.37	9,006	1.57	(4)	(0.01	)(4)	35

(1)	Calculated based upon average shares outstanding.

(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/06	12/31/07	12/31/08	12/31/09	12/31/10	06/30/11(4)(5)

Asset Allocation Portfolio Class 1	0.01%	0.01%	0.02%	0.02%	0.01%	0.00%
Asset Allocation Portfolio Class 2	0.01	0.01	0.02	0.02	0.01	0.00
Asset Allocation Portfolio Class 3	0.01	0.01	0.02	0.02	0.01	0.00
Growth and Income Portfolio Class 1	0.01	0.00	0.01	0.00	0.00	0.00

(4)	Annualized

(5)	Unaudited

See Notes to Financial Statements

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

					Dividends		Distributions							Ratio of net
	Net Asset	Net	Net realized		declared	Distributions	from net	Total	Net Asset		Net Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	from net	realized	Dividends	Value		end of	expenses		income (loss)		Portfolio
Period	beginning	income	gain (loss) on	investment	investment	return of	gain on	and	end of	Total	period	to average		to average		turnover
ended	of period	(loss)(1)	investments	operations	income	capital	investments	Distributions	period	Return(2)	(000’s)	net assets(3)		net assets(3)		rate

Growth Portfolio Class 1
12/31/06	$28.19	$0.20	$3.30	$3.50	$(0.19)	$—	$(2.73)	$(2.92)	$28.77	13.30%	$540,802	0.70%		0.70%		106%
12/31/07	28.77	0.16	2.74	2.90	(0.22)	—	(3.39)	(3.61)	28.06	10.21	482,934	0.72		0.53		120
12/31/08	28.06	0.17	(10.04)	(9.87)	(0.18)	—	(4.63)	(4.81)	13.38	(40.41)	225,013	0.74		0.73		134
12/31/09	13.38	0.12	5.00	5.12	(0.17)	—	—	(0.17)	18.33	38.39	258,081	0.80		0.75		100
12/31/10	18.33	0.13	2.43	2.56	(0.13)	—	—	(0.13)	20.76	14.10	244,740	0.78		0.66		82
06/30/11(5)	20.76	0.05	0.64	0.69	—	—	—	—	21.45	3.32	231,186	0.79	(4)	0.46	(4)	44

Growth Portfolio Class 2
12/31/06	28.17	0.16	3.28	3.44	(0.14)	—	(2.73)	(2.87)	28.74	13.11	80,394	0.85		0.55		106
12/31/07	28.74	0.12	2.73	2.85	(0.18)	—	(3.39)	(3.57)	28.02	10.03	72,714	0.87		0.38		120
12/31/08	28.02	0.13	(10.03)	(9.90)	(0.13)	—	(4.63)	(4.76)	13.36	(40.52)	34,818	0.89		0.58		134
12/31/09	13.36	0.09	5.01	5.10	(0.14)	—	—	(0.14)	18.32	38.25	38,882	0.95		0.60		100
12/31/10	18.32	0.10	2.44	2.54	(0.11)	—	—	(0.11)	20.75	13.96	37,148	0.93		0.51		82
06/30/11(5)	20.75	0.03	0.64	0.67	—	—	—	—	21.42	3.23	34,017	0.94	(4)	0.31	(4)	44

Growth Portfolio Class 3
12/31/06	28.13	0.13	3.28	3.41	(0.12)	—	(2.73)	(2.85)	28.69	12.98	201,447	0.95		0.46		106
12/31/07	28.69	0.09	2.73	2.82	(0.15)	—	(3.39)	(3.54)	27.97	9.95	232,079	0.97		0.28		120
12/31/08	27.97	0.11	(10.01)	(9.90)	(0.10)	—	(4.63)	(4.73)	13.34	(40.56)	137,334	0.99		0.49		134
12/31/09	13.34	0.08	4.98	5.06	(0.12)	—	—	(0.12)	18.28	37.99	156,302	1.05		0.50		100
12/31/10	18.28	0.08	2.44	2.52	(0.09)	—	—	(0.09)	20.71	13.89	151,712	1.03		0.41		82
6/30/11(5)	20.71	0.02	0.64	0.66	—	—	—	—	21.37	3.19	144,513	1.04	(4)	0.21	(4)	44

Capital Appreciation Portfolio Class 1
12/31/06	36.80	0.16	4.03	4.19	(0.06)	—	(0.09)	(0.15)	40.84	11.39	994,508	0.74		0.40		124
12/31/07	40.84	(0.05)	10.87	10.82	(0.16)	—	(5.32)	(5.48)	46.18	27.68	1,027,192	0.75		(0.12)		133
12/31/08	46.18	(0.02)	(16.37)	(16.39)	—	—	(7.88)	(7.88)	21.91	(40.34)	486,786	0.75		(0.06)		129
12/31/09	21.91	0.05	8.01	8.06	—	—	—	—	29.97	36.79	534,856	0.77		0.16		187
12/31/10	29.97	(0.04)	6.84	6.80	(0.04)	—	—	(0.04)	36.73	22.72	556,674	0.75		(0.14)		96
06/30/11(5)	36.73	(0.03)	3.54	3.51	—	—	—	—	40.24	9.56	561,944	0.76	(4)	(0.15	)(4)	46

Capital Appreciation Portfolio Class 2
12/31/06	36.60	0.10	4.02	4.12	(0.01)	—	(0.09)	(0.10)	40.62	11.25	133,815	0.89		0.25		124
12/31/07	40.62	(0.11)	10.80	10.69	(0.10)	—	(5.32)	(5.42)	45.89	27.49	143,365	0.90		(0.27)		133
12/31/08	45.89	(0.07)	(16.24)	(16.31)	—	—	(7.88)	(7.88)	21.70	(40.42)	68,936	0.89		(0.21)		129
12/31/09	21.70	0.01	7.92	7.93	—	—	—	—	29.63	36.54	73,573	0.92		0.01		187
12/31/10	29.63	(0.09)	6.77	6.68	(0.01)	—	—	(0.01)	36.30	22.53	72,088	0.90		(0.29)		96
06/30/11(5)	36.30	(0.06)	3.50	3.44	—	—	—	—	39.74	9.48	72,504	0.91	(4)	(0.30	)(4)	46

Capital Appreciation Portfolio Class 3
12/31/06	36.53	0.05	4.01	4.06	—	—	(0.09)	(0.09)	40.50	11.12	437,276	0.99		0.13		124
12/31/07	40.50	(0.16)	10.77	10.61	(0.07)	—	(5.32)	(5.39)	45.72	27.35	641,504	1.00		(0.37)		133
12/31/08	45.72	(0.10)	(16.17)	(16.27)	—	—	(7.88)	(7.88)	21.57	(40.49)	402,167	1.00		(0.31)		129
12/31/09	21.57	(0.02)	7.88	7.86	—	—	—	—	29.43	36.44	491,905	1.02		(0.09)		187
12/31/10	29.43	(0.12)	6.72	6.60	—	—	—	—	36.03	22.43	546,714	1.00		(0.38)		96
06/30/11(5)	36.03	(0.08)	3.47	3.39	—	—	—	—	39.42	9.41	581,195	1.01	(4)	(0.40	)(4)	46

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/06	12/31/07	12/31/08	12/31/09	12/31/10	06/30/11(4)(5)

Growth Portfolio Class 1	0.01%	0.00%	0.01%	0.01%	0.00%	0.00%
Growth Portfolio Class 2	0.01	0.01	0.01	0.01	0.00	0.00
Growth Portfolio Class 3	0.01	0.01	0.01	0.01	0.00	0.00
Capital Appreciation Class 1	0.01	0.01	0.01	0.03	0.01	0.00
Capital Appreciation Class 2	0.01	0.01	0.01	0.03	0.01	0.00
Capital Appreciation Class 3	0.01	0.01	0.01	0.02	0.01	0.00

(4)	Annualized
(5)	Unaudited

See Notes to Financial Statements

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

					Dividends		Distributions								Ratio of net
	Net Asset	Net	Net realized		declared	Distributions	from net	Total	Net Asset			Net Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	from net	realized	Dividends	Value			end of	expenses		income (loss)		Portfolio
Period	beginning of	income	gain (loss) on	investment	investment	return of	gain on	and	end of	Total		period	to average		to average		turnover
ended	period	(loss)(1)	investments	operations	income	capital	investments	Distributions	period	Return(2)		(000’s)	net assets		net assets		rate

Natural Resources Portfolio Class 1
12/31/06	$43.73	$0.69	$9.99	$10.68	$(0.33)	$—	$(1.36)	$(1.69)	$52.72	24.93	%(4)	$234,235	0.81	%(3)	1.37	%(3)	12%
12/31/07	52.72	0.51	20.19	20.70	(0.72)	—	(3.18)	(3.90)	69.52	40.20		274,175	0.81	(3)	0.82	(3)	25
12/31/08	69.52	0.51	(31.15)	(30.64)	(0.55)	—	(11.11)	(11.66)	27.22	(49.79)		95,709	0.82	(3)	0.88	(3)	12
12/31/09	27.22	0.32	15.18	15.50	(0.51)	—	(2.25)	(2.76)	39.96	58.05		130,566	0.82		0.96		15
12/31/10	39.96	0.27	5.53	5.80	(0.36)	—	(2.57)	(2.93)	42.83	16.20	(5)	123,891	0.82	(3)	0.70	(3)	82
06/30/11(7)	42.83	0.16	(0.22)	(0.06)	—	—	—	—	42.77	(0.14)		115,887	0.83	(3)(6)	0.77	(3)(6)	41

Natural Resources Portfolio Class 2
12/31/06	43.64	0.61	9.97	10.58	(0.27)	—	(1.36)	(1.63)	52.59	24.74	(4)	43,837	0.96	(3)	1.22	(3)	12
12/31/07	52.59	0.42	20.13	20.55	(0.65)	—	(3.18)	(3.83)	69.31	39.98		51,863	0.96	(3)	0.67	(3)	25
12/31/08	69.31	0.42	(31.04)	(30.62)	(0.46)	—	(11.11)	(11.57)	27.12	(49.88)		20,859	0.97	(3)	0.74	(3)	12
12/31/09	27.12	0.27	15.14	15.41	(0.43)	—	(2.25)	(2.68)	39.85	57.87		26,828	0.97		0.81		15
12/31/10	39.85	0.21	5.51	5.72	(0.31)	—	(2.57)	(2.88)	42.69	16.01	(5)	24,994	0.97	(3)	0.55	(3)	82
06/30/11(7)	42.69	0.12	(0.21)	(0.09)	—	—	—	—	42.60	(0.21)		23,301	0.98	(3)(6)	0.62	(3)(6)	41

Natural Resources Portfolio Class 3
12/31/06	43.56	0.52	10.00	10.52	(0.24)	—	(1.36)	(1.60)	52.48	24.62	(4)	122,578	1.07	(3)	1.07	(3)	12
12/31/07	52.48	0.35	20.09	20.44	(0.60)	—	(3.18)	(3.78)	69.14	39.85		216,086	1.05	(3)	0.57	(3)	25
12/31/08	69.14	0.37	(30.97)	(30.60)	(0.39)	—	(11.11)	(11.50)	27.04	(49.93)		121,161	1.07	(3)	0.68	(3)	12
12/31/09	27.04	0.24	15.08	15.32	(0.38)	—	(2.25)	(2.63)	39.73	57.68		168,051	1.07		0.71		15
12/31/10	39.73	0.17	5.50	5.67	(0.27)	—	(2.57)	(2.84)	42.56	15.93	(5)	175,152	1.07	(3)	0.45	(3)	82
06/30/11(7)	42.56	0.11	(0.23)	(0.12)	—	—	—	—	42.44	(0.28)		174,897	1.08	(3)(6)	0.52	(3)(6)	41

Multi-Asset Portfolio Class 1
12/31/06	7.63	0.13	0.42	0.55	(0.13)	—	(0.69)	(0.82)	7.36	7.72		47,324	1.17	(3)	1.69	(3)	88
12/31/07	7.36	0.12	0.49	0.61	(0.15)	—	(0.56)	(0.71)	7.26	8.44		43,230	1.22	(3)	1.64	(3)	78
12/31/08	7.26	0.11	(1.83)	(1.72)	(0.14)	—	(0.71)	(0.85)	4.69	(25.89)		27,156	1.31	(3)	1.74	(3)	101
12/31/09	4.69	0.07	1.05	1.12	(0.13)	—	—	(0.13)	5.68	23.99		28,151	1.38	(3)	1.39	(3)	71
12/31/10	5.68	0.06	0.44	0.50	(0.08)	—	—	(0.08)	6.10	9.00		26,790	1.34	(3)	1.09	(3)	53
06/30/11(7)	6.10	0.02	0.12	0.14	—	—	—	—	6.24	2.30		26,369	1.38	(3)(6)	0.76	(3)(6)	29

Strategic Multi-Asset Portfolio Class 1
12/31/06	8.70	0.10	0.85	0.95	(0.14)	—	(0.05)	(0.19)	9.46	11.09		40,455	1.28	(3)	1.15	(3)	117
12/31/07	9.46	0.10	1.42	1.52	—	—	(0.83)	(0.83)	10.15	16.79		39,034	1.46	(3)	0.99	(3)	123
12/31/08	10.15	0.08	(2.80)	(2.72)	—	—	(1.64)	(1.64)	5.79	(29.46)		24,448	1.50	(3)	0.99	(3)	150
12/31/09	5.79	0.04	1.36	1.40	(0.40)	—	—	(0.40)	6.79	24.51		26,059	1.57	(3)	0.67	(3)	147
12/31/10	6.79	0.02	0.86	0.88	—	—	—	—	7.67	12.96		25,272	1.55	(3)	0.34	(3)	99
06/30/11(7)	7.67	0.03	0.26	0.29	—	—	—	—	7.96	3.78		24,881	1.63	(3)(6)	0.69	(3)(6)	65

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/06	12/31/07	12/31/08	12/31/09	12/31/10	06/30/11(6)(7)

Natural Resources Portfolio Class 1	0.00%	0.00%	0.00%	—%	0.00%	0.00%
Natural Resources Portfolio Class 2	0.00	0.00	0.00	—	0.00	0.00
Natural Resources Portfolio Class 3	0.00	0.00	0.00	—	0.00	0.00
Multi-Asset Portfolio Class 1	0.01	0.00	0.00	0.00	0.00	0.00
Strategic Multi-Asset Portfolio Class 1	0.01	0.00	0.00	0.01	0.00	0.00

(4)	Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.
(5)	Total return for Class 1, Class 2, and Class 3 were increased by 0.25%, 0.22%, and 0.22% respectively, from gains on the disposal of investments in violation of investment restrictions.
(6)	Annualized
(7)	Unaudited

See Notes to Financial Statements

ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

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THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. 1 SunAmerica Center Los Angeles, CA 90067-6022 CHANGE SERVICE REQUESTED G1112SAR.8 (8/11) Presort Standard US Postage Paid Permit # 1793 Lancaster, PA

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
Included in Item 1 to the Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.
Item 11. Controls and Procedures.
(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust
By:	/s/ John T. Genoy
John T. Genoy
President
Date: September 6, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: September 6, 2011

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: September 6, 2011